       As filed with the U.S. Securities and Exchange Commission on May 29, 2002
                                                Securities Act File No. 33-41694
                                        Investment Company Act File No. 811-6352


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933          [X]

                          Pre-Effective Amendment No.                        [ ]

                        Post-Effective Amendment No. 53                      [X]

                                     and/or

        Registration Statement Under The Investment Company Act Of 1940      [X]

                                Amendment No. 63                             [X]
                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                       (FORMERLY AETNA SERIES FUND, INC.)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

           James Hennessy                           With copies to:
        ING Investments, LLC                    Jeffrey S. Puretz, Esq.
    7337 E. Doubletree Ranch Road                      Dechert
        Scottsdale, AZ 85258                      1775 Eye St. N.W.
(Name and Address of Agent for Service)         Washington, DC 20006

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b)
[ ]      60 days after filing pursuant to paragraph (a)(1)
[ ]      75 days after filing pursuant to paragraph (a)(2)
[ ]      on (date) pursuant to paragraph (b)
[X]      on August 1, 2002 pursuant to paragraph (a)(1)
[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                              ING SERIES FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-        Cover Sheet

-        Contents of Registration Statement

-        Explanatory Note

-        Class A, B and C Prospectus

-        Class I Prospectus

-        Class O Prospectus

-        Class A, B, C and I SAI

-        Class O SAI

-        Part C

-        Signature Page

-        Exhibit Index

-        Powers of Attorney

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 53 to the Registration Statement (the "Amendment") on Form N-1A for ING Series Fund, Inc. (the "Registrant") incorporates by reference the Registrant's Brokerage Cash Reserves Prospectus and Statement of Additional Information, each dated March 1, 2002, and filed with the U.S. Securities and Exchange Commission on February 27, 2002. This Amendment is being filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), for the purpose of incorporating certain material changes to the Class A, B, C, Class I and Class O Prospectuses.

       PROSPECTUS

    [GLOBE GRAPHIC]

       August 1, 2002


       Classes A, B and C
                                                 INTERNATIONAL FUND
                                                 ING International Growth Fund
                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Fund
                                                 ING Small Company Fund
                                                 ING Technology Fund
                                                 DOMESTIC EQUITY INDEX FUNDS
                                                 ING Index Plus LargeCap Fund
                                                 ING Index Plus MidCap Fund
                                                 ING Index Plus SmallCap Fund
                                                 DOMESTIC EQUITY VALUE FUND
                                                 ING Value Opportunity Fund
                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Balanced Fund
                                                 ING Growth and Income Fund
                                                 FIXED INCOME FUNDS
                                                 ING Bond Fund
                                                 ING Government Fund
                                                 ING Aeltus Money Market Fund
                                                 GENERATION FUNDS
                                                 ING Ascent Fund
                                                 ING Crossroads Fund
                                                 ING Legacy Fund


       This Prospectus contains
       important information about
       investing in the ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.


                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST





This Prospectus describes each Fund's objectives, investment strategy and risks.


You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                            1
    FUNDS AT A GLANCE                                        2

    INTERNATIONAL FUND
    ING International Growth Fund                            4

    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          6
    ING Small Company Fund                                   8
    ING Technology Fund                                     10

    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            12
    ING Index Plus MidCap Fund                              14
    ING Index Plus SmallCap Fund                            16

    DOMESTIC EQUITY VALUE FUND
    ING Value Opportunity Fund                              18

    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       20
    ING Growth and Income Fund                              22

    FIXED INCOME FUNDS
    ING Bond Fund                                           24
    ING Government Fund                                     26
    ING Aeltus Money Market Fund                            28

    GENERATION FUNDS
    ING Ascent Fund                                         32
    ING Crossroads Fund                                     33
    ING Legacy Fund                                         34



    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       41
    MANAGEMENT OF THE FUNDS                                 48
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      50
    MORE INFORMATION ABOUT RISKS                            51
    FINANCIAL HIGHLIGHTS                                    55
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.


INTERNATIONAL FUND


  ING's International Growth Fund seeks long-term capital growth.


  The Fund may suit you if you:


  - are investing for the long-term -- at least several years and

  - are looking for exposure to international markets and
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH FUNDS


  ING's Domestic Equity Growth Funds seek long-term growth.


  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX FUNDS


  ING's Domestic Equity Index Funds seek to outperform the total return performance of the predetermined indices.


  They may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE FUND


  ING's Value Opportunity Fund seeks growth of capital.



  The Fund may suit you if you:


  - are investing for the long-term -- at least several years and

  - are willing to accept risk in exchange for long-term growth of capital.


DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital.

  They may suit you if you:


  - want regular income and capital appreciation and


  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Funds.


FIXED INCOME FUNDS


  The Bond and Government Funds may suit you if you:



  - want greater income potential than a money market fund and


  - are willing to accept more risk than a money market fund.



  The Aeltus Money Market Fund may suit you if you:



  - seek high current return, consistent with the preservation of capital and liquidity.


GENERATION FUNDS


  ING's Generation Funds are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.


  They may suit you if you:


  - are investing for the long-term -- at least five years.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.



                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Growth Fund                              Long-term capital growth
FUND              Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Fund                                            Growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Fund                                     Growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Fund                                        Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          Index Plus Large Cap Fund                              Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 composite Index
                                                                         (S&P 500), while maintaining a
                                                                         market level of risk

                  Index Plus Mid Cap Fund                                Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400), while maintaining a
                                                                         market level of risk

                  Index Plus Small Cap Fund                              Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 composite
                                                                         Index (S&P 600), while
                                                                         maintaining a market level of
                                                                         risk


DOMESTIC          Value Opportunity Fund                                 Growth of capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Fund                                          Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  Growth and Income Fund                                 Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Fund                                              Provide as high a level of
FUNDS             Adviser: ING Investments, LLC                          total return as is consistent
                  Sub-Adviser: Aeltus Investment Management, Inc.        with reasonable risk


                  ING Government Fund                                    Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Aeltus Money Market Fund                               Provide high current return
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


GENERATION        Ascent Fund                                            Capital appreciation
FUNDS             Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Crossroads Fund                                        Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  Legacy Fund                                            Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital



 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Common stocks principally traded in countries             Price volatility and other risks that accompany an
outside of the U.S.                                       investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology industry sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of larger U.S. companies,               Price volatility and other risks that accompany an
believed to be undervalued.                               investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


Securities issued or guaranteed as to the timely          Credit, interest rate, repayment and other risks that
payment of principal and interest by the U.S.             accompany an investment in government bonds and mortgage
Government, its agencies or instrumentalities.            related investments. Generally has less credit risk than
                                                          other income funds.


High quality money market instruments.                    Credit, interest rate, repayment and other risks that
                                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH FUND                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.


- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.



  The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money


on an investment in the


Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING International Growth Fund

                                                   ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992       1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----      -------    -------    -------    -------    -------    -------    -------    -------    -------
                                     6.27%     22.27%     14.94%     17.87%     51.68%    -21.71%    -26.02

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -30.28           2.33                  5.18
Class A Return After Taxes on Distributions(2)                  %   -30.28          -1.22                  2.64
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -18.44           0.97                  3.42
Class B Return Before Taxes(3)                                  %   -30.13           2.71                  5.41
Class C Return Before Taxes(4)                                  %   -27.27           2.98                  5.39
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %   -21.21           1.17                  4.76(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(6) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/ free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   ------
                          33.38   21.26   21.88   37.51   34.71   -12.83   -27.53

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                5 YEARS               10 YEARS
                                                                  1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                 %  -31.68          6.10                  10.86
Class A Return After Taxes on Distributions(2)                 %  -31.68          3.52                   8.19
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                      %  -19.29          4.41                   8.23
Class B Return Before Taxes(3)                                 %  -31.73          6.35                  11.11
Class C Return Before Taxes(4)                                 %  -28.83          6.67                  11.11
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(5)                                          %  -20.42          8.27                  12.58(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(6) The Russell 1000 Growth Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, Small Company invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:


- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than any companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992     1993     1994     1995     1996     1997     1998     1999     2000    2001
----     -----    -----    -----    -----    -----    -----    -----    ----    ----
                           47.11    12.79    32.26     1.12    30.59    7.44    3.51

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -2.44           12.86                  14.99
Class A Return After Taxes on Distributions(2)                  %   -2.48            9.64                  11.31
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -1.49            8.99                  10.68
Class B Return Before Taxes(3)                                  %   -2.24           13.20                  15.25
Class C Return Before Taxes(4)                                  %    1.70           13.43                  15.25
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %    2.49            7.52                   9.79(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(6) The Russell 2000 Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING TECHNOLOGY FUND                                    AIC Asset Management, LLC

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Technology invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.



Companies in the information technology industries include companies that AIC Asset Management, LLC (AIC) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:


- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.


AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.



In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Because Technology's investments are concentrated in the information technology industries, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ----   ------
                                                                         -24.92

(1) This figure is for the year ended December 31, 2001. The figure does not reflect sales charges and would be lower if it did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Fund commenced operations.


            Best and worst quarterly performance during this period:

                            -- quarter   --  :     %


                            -- quarter   --  :     %


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -29.24           -36.91                  N/A
Class A Return After Taxes on Distributions(2)                  %   -29.24           -36.91                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %   -17.81           -28.26                  N/A
Class B Return Before Taxes(3)                                  %   -29.26           -36.73                  N/A
Class C Return Before Taxes(4)                                  %   -26.12           -35.23                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees, expenses or taxes)(5)                    %   -28.69           -38.48(6)               N/A


(1) Class A, Class B and Class C shares commenced operations on March 1, 2000.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.


(5) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.


(6) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of Class A, B and C).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Index Plus LargeCap invests at least 80% of its assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 450 of the stocks included in the S&P 500. Although the Fund will not hold all the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, divided yield, volatility) which approximate those of the S&P 500.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.



 12      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992    1993     1994     1995     1996     1997     1998     1999     2000      2001
----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                                     32.12    24.28    -9.72    -14.22

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (For the periods ended December 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -16.79           10.41                  10.02
Class A Return After Taxes on Distributions(2)                  %   -16.99            9.29                   8.91
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -10.22            7.99                   7.67
Class B Return Before Taxes(3)                                  %   -19.15           10.09                   9.83
Class C Return Before Taxes(4)                                  %   -15.35           10.63                  10.23
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %   -11.88           10.70                  10.61(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on February 3, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date December 10, 1996), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning December 10, 1996 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                           ING Index Plus LargeCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Index Plus MidCap invests at least 80% of its net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.


The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.


 14      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
                                                                 15.38    19.59    -1.86

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:


                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -4.83            13.15                    N/A
Class A Return After Taxes on Distributions(2)                  %  -4.91            10.18                    N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -2.94             9.41                    N/A
Class B Return Before Taxes(3)                                  %  -7.52            12.61                    N/A
Class C Return Before Taxes(4)                                  %  -3.15            13.45                    N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %  -0.61            12.67(6)                 N/A


(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, the performance is calculated using the performance of Class I shares (inception date February 3, 1998), and deducting the internal fees and expenses of the Class B shares and Class C shares, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(6) The S&P MidCap 400 Index return is for the period beginning February 3, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                             ING Index Plus MidCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 (S&P 600), while maintaining a market level of risk.


INVESTMENT STRATEGIES


[COMPASS GRAPHIC]


Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.


 16      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND

--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




        1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
        -----    -----    -----    -----    -----    -----    -----    ----     -----    -----
                                                                        9.94%    7.58%    2.97

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %    -0.08             4.29                  N/A
Class A Return After Taxes on Distributions(2)                  %    -0.08             4.27                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    -0.05             3.46                  N/A
Class B Return Before Taxes(3)                                  %    -2.85             3.60                  N/A
Class C Return Before Taxes(4)                                  %    -1.65             4.56                  N/A
S&P SmallCap 600 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %     6.54             7.58(6)               N/A


(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, the performance is calculated using the performance of Class I shares (inception date February 3, 1998), and deducting the internal fees and expenses of the Class B shares and Class C shares, respectively.

(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million.

(6) The S&P SmallCap 600 Index return is for the period beginning February 3, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                           ING Index Plus SmallCap Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
-----    -----    -----    -----    -----    -----    -----    -----    ----    ------
                                                               19.29    8.24    -10.41

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -15.58             6.53                  N/A
Class A Return After Taxes on Distributions(2)                  %   -15.58             4.93                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    -9.49             4.93                  N/A
Class B Return Before Taxes(3)                                  %   -15.46             6.71                  N/A
Class C Return Before Taxes(4)                                  %   -11.87             7.35                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -11.88             5.49(6)               N/A


(1) Class A, Class B and Class C shares commenced operations on February 2, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares (inception date February 2, 1998), and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning February 2, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:


- equities, such as common and preferred stocks;



- debt, such as bonds, mortgage-related and other asset-backed securities;



- U.S. Government securities; and



- money market instruments.


Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. Aeltus may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.


Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 20      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  -----   -----   -----   ----    -----   -----   -----   -----   -----   ----
                          25.00   14.49   20.09   16.26   12.05   -1.34   -4.83

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.


            Best and worst quarterly performance during this period:


                               -- quarter --: 3%


                               -- quarter --: 1%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -10.28           6.72                   8.35
Class A Return After Taxes on Distributions(2)                  %   -10.94           4.07                   6.22
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %    -6.26           4.56                   6.12
Class B Return Before Taxes(3)                                  %   -10.26           6.99                   8.52
Class C Return Before Taxes(4)                                  %    -6.51           7.29                   8.52
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -11.88          10.70                  12.94(6)
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(7)                                                     %     8.44           7.43                   7.23(8)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(9)                                                     %    -3.71           9.81                  10.88(9)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of Class I).

(7) The LBAB is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(8) The LBAB index return is for the period beginning January 3, 1992 (inception date of Class I).

(9) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth, or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Although Aeltus emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   -----
                          30.75   26.79   30.57   14.58   17.62   -11.65   -18.81

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -23.49          3.53                   8.26
Class A Return After Taxes on Distributions(2)                  %  -23.53          0.35                   5.74
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -14.30          2.17                   6.16
Class B Return Before Taxes(3)                                  %  -23.48          3.75                   8.38
Class C Return Before Taxes(4)                                  %  -20.26          4.09                   8.39
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -11.88         10.70                  12.94(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BOND FUND                                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, Bond invests at least 80% of its assets in:


- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.

In managing ING Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in ING Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.


For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING Bond Fund

                                                                   ING BOND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  -----   -----   -----   ----    -----   -----   -----   -----   ----   ----
                          16.26    2.46    7.19    8.09   -1.00   9.21   8.36


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



            Best and worst quarterly performance during this period:


                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   3.19           5.27                  5.59
Class A Return After Taxes on Distributions(2)                  %   0.44           2.96                  3.78
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   1.91           3.04                  3.61
Class B Return Before Taxes(3)                                  %   2.63           5.28                  5.63
Class C Return Before Taxes(4)                                  %   6.52           5.59                  5.62
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   8.44           7.43                  7.23(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date (January 3, 1992), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 4.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.


(5) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index.


(6) The LBAB Index return is for the period beginning January 3, 1992 (inception date of Class I).

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                          ING Bond Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GOVERNMENT FUND                           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, ING Government invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.



In managing ING Government Aeltus:


- Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

- Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government Fund may, at times, emphasize one type of U.S. Government security rather than another.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



The principal risks of investing in ING Government are those generally attributable to bond investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.


In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 26      ING Government Fund

                                                             ING GOVERNMENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                         [INVESTMENT PERFORMANCE CHART]




  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   ----    -----   -----   -----   -----   ------   -----
                          15.12    1.44    8.59    7.47   -0.62    10.14    6.73

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Intermediate Government Bond Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   1.62           5.36                  5.01
Class A Return After Taxes on Distributions(2)                  %  -0.49           3.26                  2.90
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   1.03           3.23                  2.93
Class B Return Before Taxes(3)                                  %   0.95           5.36                  5.11
Class C Return Before Taxes(4)                                  %   4.88           5.70                  5.12
Lehman Brothers Intermediate Government Bond Index (reflects
no deduction for fees, expenses or taxes)(5)                    %   8.42           7.06                  6.46(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 4.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Lehman Brothers Intermediate Government Bond Index, an unmanaged index, includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.

(6) The Lehman Brothers Intermediate Government Bond Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING AELTUS MONEY MARKET FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


Although Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market. An investment in Money Market is not insured or guaranteed by the FDIC or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of Money Market's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 28      ING Aeltus Money Market Fund

                                                    ING AELTUS MONEY MARKET FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                             1992     1993     1994     1995     1996     1997    1998    1999     2000     2001
                                             -----    -----    -----    -----    -----    ----    ----    -----    -----    -----
                                                                         5.99     5.41    5.45    5.32     4.98     6.07     3.85

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Money Fund Report Averages(TM)/All Taxable Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A                                                         %    3.85           5.13                  4.86
Class B(2)                                                      %   -2.17           3.74                  3.83
Class C                                                         %    3.85           5.13                  4.86
Money Fund Report Averages(TM)/ All Taxable Index (reflects
no deduction for fees, expenses or taxes)(3)                    %    3.60           4.75                  4.36(4)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date (April 15, 1994), Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(3) The Money Fund Report Averages(TM)/All Taxable Index (formerly IBC Money Fund Average/All Taxable Index) is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

(4) The Money Fund Report Average(TM)/All Taxable Index return is for the period beginning January 3, 1992 (inception date of Class I).

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Aeltus Money Market Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GENERATION FUNDS                          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


ING ASCENT FUND



ING CROSSROADS FUND



ING LEGACY FUND



OBJECTIVES

Ascent seeks to provide capital appreciation.

Crossroads seek to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.


INVESTMENT STRATEGIES

Ascent, Crossroads and Legacy are asset allocation funds that have been designed for investors with different investment goals:

- Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Fund, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Fund's assets in high-yield instruments) and money market instruments. To remain consistent with each Generation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.

The Generation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Generation Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Generation Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.


RISKS


You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others:


The success of each Generation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Generation Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Generation Fund are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 30      ING Generation Funds

                                                            ING GENERATION FUNDS

--------------------------------------------------------------------------------


     ASSET CLASS
                                              ASCENT            CROSSROADS(1)     LEGACY(2)         COMPARATIVE INDEX
     EQUITIES
     LARGE CAPITALIZATION STOCKS
     Range                                    0-70%             0-50%             0-30%             S&P 500 Index
     Benchmark                                35%               25%               15%
     SMALL-/MID-CAPITALIZATION STOCKS
     Range                                    0-40%             0-30%             0-20%             Russell 2500 Index
     Benchmark                                20%               15%               10%
     INTERNATIONAL STOCKS
     Range                                    0-40%             0-30%             0-20%             Morgan Stanley Capital
     Benchmark                                20%               15%               10%               International Europe, Australia
                                                                                                    and Far East Index
     REAL ESTATE STOCKS
     Range                                    0-10%             0-10%             0-10%             National Association of
     Benchmark                                5%                5%                5%                Real Estate Investment Trusts
                                                                                                    Equity Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                    0-30%             0-60%             0-90%             Salomon Brothers Broad
     Benchmark                                15%               30%               45%               Investment Grade Index
     INTERNATIONAL BONDS
     Range                                    0-10%             0-10%             0-10%             Salomon Brothers Non-U.S.
     Benchmark                                5%                5%                5%                World Government Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                    0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                                0%                5%                10%


---------------------

See page   for a description of each composite index.


(1)Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Generation Funds       31

ING ASCENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                            1992     1993     1994     1995     1996     1997    1998    1999     2000      2001
                                            -----    -----    -----    -----    -----    ----    ----    -----    -----    ------
                                                                                                 4.28    14.55    -2.56    -12.31

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Ascent Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -17.36      2.70                  8.01
Class A Return After Taxes on Distributions(2)                  %  -17.78      0.22                  6.14
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -10.58      1.26                  5.94
Class B Return Before Taxes(3)                                  %  -17.24      2.86                  8.32
Class C Return Before Taxes(4)                                  %  -13.80      3.21                  8.32
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -11.46      10.14                 15.25    (6)
Ascent Composite (reflects no deduction for fees, expenses
or taxes)(7)                                                    %  -6.50       7.96                  11.46    (8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Ascent Composite is comprised of the asset class indices listed on page in weights that correspond to the particular benchmark weights applicable to Ascent. However, the Composite performance information for Ascent prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 20%, 20%, 10% and 10%, respectively. The composite


 32      ING Ascent Fund

    benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.


(8) The Ascent Composite return is for the period beginning January 4, 1995 (inception date of Class I).

 33      ING Ascent Fund

                                                             ING CROSSROADS FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                               1992     1993     1994     1995     1996     1997    1998    1999    2000    2001
                                               -----    -----    -----    -----    -----    ----    ----    ----    ----    -----
                                                                                                    6.12    7.16    3.45    -7.71


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



            Best and worst quarterly performance during this period:


                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Crossroads Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -13.03          2.73                   7.13
Class A Return After Taxes on Distributions(2)                  %  -13.72          0.63                   5.56
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   -7.94          1.36                   5.25
Class B Return Before Taxes(3)                                  %  -12.95          2.91                   7.45
Class C Return Before Taxes(4)                                  %   -9.29          3.26                   7.45
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -11.46         10.14                  15.25(6)
Crossroads Composite (reflects no deduction for fees,
  expenses or taxes)(7)                                         %   -2.74          7.75                  10.55(8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Crossroads Composite is comprised of the asset class indices listed on
    page   in weights that correspond to the particular benchmark weights applicable to Crossroads. However, the Composite performance information for Crossroads prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 15%, 15%, 25% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities of the Fund.


(8) The Crossroads Composite return is for the period beginning January 4, 1995 (inception date of Class I).

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Crossroads Fund       33

ING LEGACY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                               1992     1993     1994     1995     1996     1997    1998    1999    2000    2001
                                               -----    -----    -----    -----    -----    ----    ----    ----    ----    -----
                                                                                                    6.12    7.16    3.45    -3.02


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



            Best and worst quarterly performance during this period:


                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Legacy Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -8.60           3.75                  7.06
Class A Return After Taxes on Distributions(2)                  %  -9.95           1.30                  5.24
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %  -5.24           1.97                  5.03
Class B Return Before Taxes(3)                                  %  -8.39           3.96                  7.39
Class C Return Before Taxes(4)                                  %  -4.69           4.27                  7.36
Saly BIG Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   8.51           7.43                  8.40(6)
Legacy Composite (reflects no deduction for fees, expenses
  or taxes)(7)                                                  %   1.00           7.41                  9.55(8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B and Class C shares, respectively.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 years returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage passthrough securities, and corporate issues.

(6) The Saly BIG Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Legacy Composite is comprised of the asset class indices listed on page in weights that correspond to the particular benchmark weights applicable to Legacy. However, the Composite performance information for Legacy prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 10%, 10%, 40% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.


(8) The Legacy Composite return is for the period beginning January 4, 1995 (inception date of Class I).

 34      ING Legacy Fund

                                                               BENCHMARK INDICES
--------------------------------------------------------------------------------

ASSET CLASS                                               BENCHMARK INDEX
--------------------------------------------------------------------------------------------------------------------------
Large Cap Stocks                                          The Standard & Poor's 500 Index is a value-weighted,
                                                          unmanaged index of 500 widely held stocks and is considered to be representative of the stock market in general.


Small-/Mid-Cap Stocks                                     The Russell 2500 Index consists of the smallest 500
                                                          securities in the Russell 1000 Index and all 2,000
                                                          securities in the Russell 2000 Index. Each of these indices is unmanaged.


International Stocks                                      The Morgan Stanley Capital International-Europe, Australia,
                                                          Far East Index is a market value-weighted average of the
                                                          performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.


Real Estate Stocks                                        The National Association of Real Estate Investment Trusts
                                                          Equity Index is a market-weighted total return of all
                                                          tax-qualified real estate investment trusts listed on the
                                                          New York Stock Exchange, American Stock Exchange and the
                                                          NASDAQ National Market System.


U.S. Dollar Bonds                                         Salomon Brothers Broad Investment-Grade Bond Index is an
                                                          unmanaged, market-weighted index that contains approximately
                                                          4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities and corporate issues.


International Bonds                                       The Salomon Brothers Non-U.S. World Government Bond Index
                                                          serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom,
                                                          Germany, France, Canada, the Netherlands, Australia,
                                                          Denmark, Italy, Belgium, Spain and Sweden.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to
                                                          cash because their maturity is only three months.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY


                                                         CLASS A(1)    CLASS B(1)    CLASS C(1)
-----------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF
  OFFERING PRICE)
 Domestic Equity Index Funds                                3.00          none          none
 Fixed Income Funds (except Aeltus Money Market)            4.75          none          none
 Aeltus Money Market                                        none          none          none
 All other Funds                                            5.75          none          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR
  SALES PRICE, WHICHEVER IS LESS)
 All Funds                                                  none(2)       5.00(3)       1.00(4)



                                                  (1) The Funds do not impose
                                                      any front-end sales charge
                                                      (load) on reinvested
                                                      dividends or exchanges.



                                                  (2) A contingent deferred
                                                      sales charge (CDSC) of no
                                                      more than 1.00% may be
                                                      assessed on certain
                                                      redemptions of Class A
                                                      shares that were purchased
                                                      without an initial sales
                                                      charge. Please see page  .



                                                  (3) Imposed upon redemption
                                                      within the first year,
                                                      declining to 1.00% on
                                                      shares redeemed in the
                                                      sixth year. No CDSC is
                                                      charged thereafter. Please
                                                      see page  .



                                                  (4) Imposed upon redemption
                                                      within the first year. No
                                                      CDSC is charged
                                                      thereafter. Please see
                                                      page  .


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)

(AS A % OF AVERAGE NET ASSETS)


CLASS A
                                                       DISTRIBUTION
                                                           AND                           TOTAL         WAIVERS AND
                                                         SERVICE                         FUND        REIMBURSEMENTS
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING           AND             NET
FUND                                        FEE            FEES        EXPENSES(2)     EXPENSES       RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth              %        0.85           0.25            0.50           1.60             0.00            1.60
 Growth                            %        0.69           0.25            0.22           1.16             0.00            1.16
 Small Company                     %        0.85           0.25            0.24           1.34             0.00            1.34
 Technology                        %        1.05           0.25            1.31           2.61             0.86            1.75
 Index Plus LargeCap               %        0.45           0.25            0.21           0.91             0.00            0.91
 Index Plus MidCap                 %        0.45           0.25            0.80           1.50             0.50            1.00
 Index Plus SmallCap               %        0.45           0.25            1.40           2.10             1.10            1.00
 Value Opportunity                 %        0.70           0.25            1.04           1.99             0.64            1.35
 Balanced                          %        0.80           0.25            0.30           1.35             0.00            1.35
 Growth and Income                 %        0.68           0.25            0.18           1.11             0.00            1.11
 Bond                              %
 Government                        %
 Aeltus Money Market               %
 Ascent                            %        0.80           0.25            0.36           1.41             0.16            1.25
 Crossroads                        %        0.80           0.25            0.31           1.36             0.16            1.20
 Legacy                            %        0.80           0.25            0.45           1.50             0.35            1.15


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS B
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth               %        0.85           1.00            0.50           2.35            0.00            2.35
 Growth                             %        0.69           1.00            0.22           1.91            0.00            1.91
 Small Company                      %        0.85           1.00            0.24           2.09            0.00            2.09
 Technology                         %        1.05           1.00            1.31           3.36            0.86            2.50
 Index Plus LargeCap                %        0.45           1.00            0.21           1.66            0.00            1.66
 Index Plus MidCap                  %        0.45           1.00            0.80           2.25            0.50            1.75
 Index Plus SmallCap                %        0.45           1.00            1.40           2.85            1.10            1.75
 Value Opportunity                  %        0.70           1.00            1.04           2.74            0.64            2.10
 Balanced                           %        0.80           1.00            0.30           2.10            0.00            2.10
 Growth and Income                  %        0.68           1.00            0.18           1.86            0.00            1.86
 Bond                               %
 Government                         %
 Aeltus Money Market                %
 Ascent                             %        0.80           1.00            0.36           2.16            0.16            2.00
 Crossroads                         %        0.80           1.00            0.31           2.11            0.16            1.95
 Legacy                             %        0.80           1.00            0.45           2.25            0.35            1.90


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)


(as a % of average net assets)



CLASS C
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth               %        0.85           1.00            0.50           2.35            0.00            2.35
 Growth                             %        0.69           1.00            0.22           1.91            0.00            1.91
 Small Company                      %        0.85           1.00            0.24           2.09            0.00            2.09
 Technology                         %        1.05           1.00            1.31           3.36            0.86            2.50
 Index Plus LargeCap                %        0.45           0.75            0.21           1.41            0.00            1.41
 Index Plus MidCap                  %        0.45           0.75            0.80           2.00            0.50            1.50
 Index Plus SmallCap                %        0.45           0.75            1.40           2.60            1.10            1.50
 Value Opportunity                  %        0.70           1.00            1.04           2.74            0.64            2.10
 Balanced                           %        0.80           1.00            0.30           2.10            0.00            2.10
 Growth and Income                  %        0.68           1.00            0.18           1.86            0.00            1.86
 Bond                               %
 ING Government                     %
 Aeltus Money Market                %
 Ascent                             %        0.80           1.00            0.36           2.16            0.16            2.00
 Crossroads                         %        0.80           1.00            0.31           2.11            0.16            1.95
 Legacy                             %        0.80           1.00            0.45           2.25            0.35            1.90


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year.



(2) ING Funds Services, LLC receives an annual distribution fee equal to 0.10% of average daily net assets.



(3) ING Investments, LLC (ING), the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund, except Growth, Balanced, Growth and Income and Money Market, under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments within three years. The expense limit for each Fund is shown as Total Net Portfolio Expenses. For each Fund, the expense limits will continue through at least December 31, 2002. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds, was contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fees and/or its administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Total Net Portfolio Expenses." The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Waivers, Reimbursement and Recoupment."


 38      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A


FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 International Growth                                           $     728        1,051       1,396       2,366
 Growth                                                         $     686          922       1,177       1,903
 Small Company                                                  $     704          975       1,267       2,095
 Technology                                                     $     743        1,263       1,808       3,290
 Index Plus LargeCap                                            $     390          581         789       1,386
 Index Plus MidCap                                              $     399          712       1,048       1,995
 Index Plus SmallCap                                            $     399          835       1,297       2,573
 Value Opportunity                                              $     705        1,105       1,530       2,710
 Balanced                                                       $     705          978       1,272       2,105
 Growth and Income                                              $     682          908       1,151       1,849
 Bond                                                           $
 ING Government                                                 $
 Aeltus Money Market                                            $
 Ascent                                                         $     695          981       1,287       2,156
 Crossroads                                                     $     690          966       1,262       2,103
 Legacy                                                         $     685          989       1,315       2,234


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       39

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


EXAMPLES


CLASS B


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 International Growth                     $   738       1,033      1,455      2,499       238        733       1,255      2,499
 Growth                                   $   694         900      1,232      2,038       194        600       1,032      2,038
 Small Company                            $   712         955      1,324      2,229       212        655       1,124      2,229
 Technology                               $   753       1,253      1,877      3,421       253        953       1,677      3,421
 Index Plus LargeCap                      $   669         823      1,102      1,766       169        523         902      1,766
 Index Plus MidCap                        $   678         955      1,359      2,357       178        655       1,159      2,357
 Index Plus SmallCap                      $   678       1,079      1,606      2,917       178        779       1,406      2,917
 Value Opportunity                        $   713       1,090      1,593      2,843       213        790       1,393      2,843
 Balanced                                 $   713         958      1,329      2,240       213        658       1,129      2,240
 Growth and Income                        $   689         885      1,206      1,984       189        585       1,006      1,984
 Bond                                     $
 ING Government                           $
 Aeltus Money Market                      $
 Ascent                                   $   703         961      1,345      2,290       203        661       1,145      2,290
 Crossroads                               $   698         946      1,319      2,237       198        646       1,119      2,237
 Legacy                                   $   693         970      1,373      2,368       193        670       1,173      2,368


EXAMPLES

CLASS C


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 International Growth                     $   338        733       1,255      2,686       238        733       1,255      2,686
 Growth                                   $   294        600       1,032      2,233       194        600       1,032      2,233
 Small Company                            $   312        655       1,124      2,421       212        655       1,124      2,421
 Technology                               $   353        953       1,677      3,591       253        953       1,677      3,591
 Index Plus LargeCap                      $   219        446         771      1,691       144        446         771      1,691
 Index Plus MidCap                        $   228        579       1,032      2,287       153        579       1,032      2,287
 Index Plus SmallCap                      $   228        704       1,282      2,853       153        704       1,282      2,853
 Value Opportunity                        $   313        790       1,393      3,024       213        790       1,393      3,024
 Balanced                                 $   313        658       1,129      2,431       213        658       1,129      2,431
 Growth and Income                        $   289        585       1,006      2,180       189        585       1,006      2,180
 Bond                                     $
 ING Government                           $
 Aeltus Money Market                      $
 Ascent                                   $   303        661       1,145      2,480       203        661       1,145      2,480
 Crossroads                               $   298        646       1,119      2,429       198        646       1,119      2,429
 Legacy                                   $   293        670       1,173      2,558       193        670       1,173      2,558


 40      What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C.


CLASS A (EXCEPT AELTUS MONEY MARKET)


- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge (CDSC), as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.


CLASS C (EXCEPT AELTUS MONEY MARKET)


- No front-end sales charge; all your money goes to work for you right away.


- Distribution and service (12b-1) fees of 1% (for all Funds except the Domestic Equity Index Funds) or 0.75% (for the Domestic Equity Index Funds).


- A 1% CDSC on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.


When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES


To pay for the cost of promoting the Funds and for servicing your shareholder account, each class of each Fund (other than Aeltus Money Market Class A and Class C) has adopted a distribution and shareholder services plan, in accordance with Rule 12b-1 under the Investment Company Act of 1940, which require fees to be paid out of the assets of each class, as applicable. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION


CLASS A(1)



Class A shares of the Domestic Equity Index Funds are sold subject to the following sales charge:*



                             DOMESTIC EQUITY INDEX FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               3.00            3.09
 $50,000 - $99,999               2.50            2.56
 $100,000 - $249,999             2.00            2.04
 $250,000 - $499,999             1.50            1.52
 $500,000 - $999,999             1.00            1.01
 $1,000,000 and over                             See below



Class A shares of Bond and ING Government are sold subject to the following sales charge:*



                                       BOND AND
                                    ING GOVERNMENT
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               4.75            4.99
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $999,999             2.00            2.04
 $1,000,000 and over                             See below



Class A shares of all of the other ING Funds offered in this Prospectus (other than Aeltus Money Market) are sold subject to the following sales charge:*


                                   ALL OTHER FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $999,999             2.00            2.04
 $1,000,000 and over                             See below

---------------


(1) Shareholders that purchased funds that were a part of the Aetna family of funds, prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.



AELTUS MONEY MARKET. There is no sales charge if you purchase Class A of Aeltus Money Market.



INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:


                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year


Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna family of funds (other than any of the Aetna Index Plus Funds) at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:


                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         1.00%        1st year
                                 0.50         2nd year
 $3,000,000 - $19,999,999        0.50          2 years
 $20 million or greater          0.25          2 years


Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna Index Plus Funds at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:


                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         0.50%         2 years
 $3,000,000 - $19,999,999        0.25          2 years
 $20 million or greater          0.25          2 years


Investors who exchange Class A shares that were purchased from funds that were part of the Aetna family of funds at the time of purchase for shares of other ING Funds will be subject to the ING Fund's CDSC schedule which may mean that a higher rate will apply.


CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none


Class C shares that were purchased through funds that were part of the Aetna family of funds at the time of purchase (other than the Aeltus Money Market
Fund) are subject to a CDSC on redemptions made within 18 months of purchase. The CDSC imposed on redemptions is 1.00%, except for the Domestic Equity Index Funds which impose a CDSC of 0.75%. Investors who exchange such Class C shares for Class C shares of other ING Funds will remain subject to the 18 month CDSC.


 42      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.


- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding Aeltus Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.


- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.


See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Representative for more information.


CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.


- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.


- Mandatory distributions from a tax-deferred retirement plan or an IRA.


If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Representative.



REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Representative. Consult the SAI for more information.



SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Representative, or see the SAI.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       43

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


The minimum initial investment amounts for the Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co.
(SSB) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.



                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment
 YOUR INVESTMENT    professional with an
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Visit or consult an
                    investment               investment professional.
                    professional. Make       Fill out the Account
                    your check payable to    Additions form included
                    the ING Funds and mail   on the bottom of your
                    it, along with a         account statement along
                    completed Application.   with your check payable
                    Please indicate your     to the Fund and mail
                    investment               them to the address on
                    professional on the      the account statement.
                    New Account              Remember to write your
                    Application.             account number on the
                                             check.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank and
                    Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund)
                    A/C #751-8315; for
                    further credit to:
                    -------------------
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 44      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative or see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call the Shareholder
                                                                                             Services Representative at (800)
                                                                                             992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       45

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS


Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES


You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of Aeltus Money Market for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.


If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund, is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

 46      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------


In addition to the Funds available in this Prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this Prospectus. Investors may obtain a copy of the prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.



You will automatically have the ability to request an exchange by calling the Shareholder Service Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.


CDSC ON EXCHANGE TO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from any ING Fund described in this prospectus to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

SYSTEMATIC EXCHANGE PRIVILEGE


With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund except Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and selecting Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       47

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS

--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of June 30, 2002, ING managed over $   billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:



                                                          ADVISORY
FUND                                                        FEE
International Growth                                        0.85%
Growth                                                      0.69
Small Company                                               0.85
Technology                                                  0.19
Index Plus LargeCap                                         0.45
Index Plus MidCap                                           0.00
Index Plus SmallCap                                         0.00
Value Opportunity                                           0.06
Balanced                                                    0.80
Growth and Income                                           0.68
Bond
ING Government
Aeltus Money Market
Ascent                                                      0.64
Crossroads                                                  0.64
Legacy                                                      0.45



SUB-ADVISERS


ING has engaged sub-advisers to provide the day-to-day management of each Fund's portfolio.


AELTUS INVESTMENT MANAGEMENT, INC.



Aeltus, Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as sub-adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2002, Aeltus managed over $ billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.



Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.


SMALL COMPANY FUND


Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.


VALUE OPPORTUNITY FUND

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL GROWTH FUND


International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised funds since 1994.


GROWTH FUND

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Fund. Mr. Bragdon has 29 years of experience in the investment business, including more than 20 years with Aeltus.


INDEX PLUS LARGECAP, INDEX PLUS MIDCAP, INDEX PLUS SMALLCAP



Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.



Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously, served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.



 48      Management of the Funds

SUB-ADVISER                                              MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.


BALANCED FUND

Balanced is managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has been co-managing Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing Balanced since March 2002. Mr. Huber heads a team of fixed-income specialists, and is responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

GROWTH AND INCOME FUND

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

BOND FUND, ING GOVERNMENT FUND


Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead Portfolio Manager and heads the fixed income team in management of the Bond Fund and ING Government Fund. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.



AELTUS MONEY MARKET



Aeltus Money Market is managed by a team of Aeltus fixed-income specialists led by Lennart Carlson, Senior Vice President, Aeltus. Mr. Carlson has been managing Aeltus Money Market since March 2002. Mr. Carlson is also responsible for the coordination and execution of trading across all of Aeltus' fixed-income portfolios and has over 17 years experience in fixed-income investments.


GENERATION FUNDS

ASCENT, CROSSROADS, LEGACY

Ascent, Crossroads and Legacy are managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead portfolio manager and asset allocation strategist for each Generation Fund since December 1999. Mr. Kochen heads a team of equity investment specialists each of whom specializes in a particular asset class. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing the Generation Funds since March 2002 and heads the team of fixed-income specialists. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.


TECHNOLOGY FUND



AIC ASSET MANAGEMENT, LLC



AIC Asset Management, LLC, (AIC) 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as subadviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology.



Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.





      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       49

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


ANNUALLY                  SEMI-ANNUALLY      MONTHLY
--------                  -------------      -------
International Growth      Balanced           Bond
Growth                    Growth and Income  ING Government
Small Company Growth                         Money
Technology                                   Market(1)
Index Plus LargeCap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Ascent
Crossroads
Legacy


(1) Dividends are declared and paid monthly.


Capital gains, if any, are distributed annually.


DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B or C shares of a Fund invested in another ING Fund which offers the same class shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 50      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).



Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Investment Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.



PRINCIPAL RISKS



FUTURES CONTRACTS AND OPTIONS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).


- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


SWAPS (BOND, BALANCED, ASCENT, CROSSROADS AND LEGACY). The Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.


Swap agreements can take many different forms and are known by a variety of names. Those Funds eligible to enter into swaps are not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with that Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counter party's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.


If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.



INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.



CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.



CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       51

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.



OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT BOND AND AELTUS MONEY MARKET). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, AELTUS MONEY MARKET, ASCENT, CROSSROADS AND LEGACY). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



DERIVATIVES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



HIGH YIELD SECURITIES (ALL FUNDS EXCEPT INTERNATIONAL GROWTH, TECHNOLOGY AND AELTUS MONEY MARKET). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not



 52      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.



Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.



EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.



TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS EXCEPT INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP). When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.



PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.



CONCENTRATION (TECHNOLOGY). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.



MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.



OTHER RISKS



REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



BORROWING (ALL FUNDS). Each Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however,





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       53

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES (ALL FUNDS). Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.



PAIRING OFF TRANSACTIONS. [CONFIRM] A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.



PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.



RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



 54      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Funds' financial statements, is included in the Fund's annual report, which is available upon request.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       55

FINANCIAL HIGHLIGHTS                               ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                          CLASS A                                         CLASS B
                                    ----------------------------------------------------   --------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  MARCH 1, 1999
                                                                                               YEAR ENDED        (DATE OF INITIAL
                                                   YEAR ENDED OCTOBER 31,                      OCTOBER 31,       PUBLIC OFFERING)
                                    ----------------------------------------------------   -------------------    TO OCTOBER 31,
                                      2001       2000       1999       1998       1997       2001       2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                     $      13.50      13.74      11.83      13.57      11.77      13.42      13.69          11.70
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income         $      -0.04      -0.06      -0.02(+)   -0.02(+)   -0.07(+)   -0.10      -0.05          -0.08+
 Net realized and change in
 unrealized gain or loss on
 investments                   $      -4.15       1.39       3.08       1.05       2.88      -4.13       1.29           2.07
 Total income from
 investment operations         $      -4.19       1.33       3.06       1.03       2.81      -4.23       1.24           1.99
LESS DISTRIBUTIONS:
 From net investment income    $         --         --      -0.55      -0.31      -0.12         --         --             --
 From net realized gains on
 investments                   $      -1.50      -1.57      -0.60      -2.46      -0.89      -1.45      -1.51             --
 From in excess of net
 realized gains on
 investments                   $      -0.54         --         --         --         --      -0.52         --             --
 Total distributions           $      -2.04      -1.57      -1.15      -2.77      -1.01      -1.97      -1.51             --
 Net asset value, end of
 period                        $       7.27      13.50      13.74      11.83      13.57       7.22      13.42          13.69
 TOTAL RETURN                  %     -35.60       8.80      27.76       9.76      25.07     -36.10       8.15          17.01
 Net assets, end of period
 (000's)                       $     52,392     83,245     35,098     15,078     19,063      1,069      1,617            225
 Ratio of net investment
 expenses to average net
 assets                        %       1.60       1.49       1.60       1.82       2.47       2.35       2.24           2.35(1)
 Ratio of net investment
 income to average net
 assets                        %      -0.39      -0.55      -0.16      -0.19      -0.57      -1.14      -1.30          -0.91
 Ratio of expenses before
 reimbursement and waiver
 to average net assets         %         --       1.49       1.78       2.01         --         --       2.24           2.53(1)
 Portfolio turnover rate       %     221.92     181.87     175.71     152.73     194.41     221.92     181.87         175.71


                                                                                            CLASS C
                                                                     ------------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                            JUNE 30, 1998
                                                                                                           (DATE OF INITIAL
                                                                          YEAR ENDED OCTOBER 31,           PUBLIC OFFERING)
                                                                     --------------------------------       TO OCTOBER 31,
                                                                      2001         2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     13.39        13.68        11.85            13.29
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $     -0.17        -0.05        -0.12(+)         -0.03(+)
 Net realized and change in unrealized gain or loss on
 investments                                                    $     -4.06         1.27         3.10            -1.41
 Total income from investment operations                        $     -4.23         1.22         2.98            -1.44
LESS DISTRIBUTIONS:
 From net investment income                                     $        --           --        -0.55               --
 From net realized gains on investments                         $     -1.45        -1.51        -0.60               --
 From in excess of net realized gains on investments            $     -0.52           --           --               --
 Total distributions                                            $     -1.97        -1.51        -1.15               --
 Net asset value, end of period                                 $      7.19        13.39        13.68            11.85
 TOTAL RETURN                                                   %    -36.08         7.91        27.01           -10.84
 Net assets, end of period (000's)                              $     2,557        8,187        1,359              156
 Ratio of net investment expenses to average net assets         %      2.35         2.24         2.35             2.36(1)
 Ratio of net investment income to average net assets           %     -1.14        -1.30        -0.91            -0.73
 Ratio of expenses before reimbursement and waiver to
 average net assets                                             %        --         2.24         2.53             2.55(1)
 Portfolio turnover rate                                        %    221.92       181.87       175.71           152.73

--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 56      ING International Growth Fund

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                     CLASS A
                                           ------------------------------------------------------------

                                                              YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------
                                            2001          2000          1999         1998         1997
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $     22.50          22.15        16.37        16.76        14.17
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                $     -0.07          -0.03(++)    -0.06(+)     -0.04(+)     -0.11(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          $     -8.21           3.42         6.04         2.05         3.84
 Total income from investment
 operations                           $     -8.28           3.39         5.98         2.01         3.73
LESS DISTRIBUTIONS:
 From net realized gains on
 investments                          $     -2.26          -3.04        -0.20        -2.40        -1.14
 From in excess of net realized
 gains on investments                 $     -0.30             --           --           --           --
 Total distributions                  $     -2.56          -3.04        -0.20        -2.40        -1.14
 Net asset value, end of period       $     11.66          22.50        22.15        16.37        16.76
 TOTAL RETURN                         %    -40.71          16.34        36.78        14.34        28.05
 Net assets, end of period (000's)    $    85,409        122,415       57,329       12,887        8,647
 Ratio of net investment expenses
 to average net assets                %      1.16           1.12         1.19         1.32         1.92
 Ratio of net investment income to
 average net assets                   %     -0.53          -0.34        -0.29        -0.25        -0.67
 Portfolio turnover rate              %    199.29         182.66       142.28       170.46       141.07

                                                    CLASS B
                                     --------------------------------------
                                                             PERIOD FROM
                                                            MARCH 1, 1999
                                       YEAR ENDED          (DATE OF INITIAL
                                       OCTOBER 31,         PUBLIC OFFERING)
                                     ---------------        TO OCTOBER 31,
                                      2001     2000              1999
-----------------------------------  --------------------------------------
Net asset value, beginning of
 period                               22.71    22.40             19.84
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                -0.20    -0.03(++)         -0.15(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -8.29     3.30              2.71
 Total income from investment
 operations                           -8.49     3.27              2.56
LESS DISTRIBUTIONS:
 From net realized gains on
 investments                          -2.15    -2.96                --
 From in excess of net realized
 gains on investments                 -0.28       --                --
 Total distributions                  -2.43    -2.96                --
 Net asset value, end of period       11.79    22.71             22.40
 TOTAL RETURN                        -41.11    15.46             12.90
 Net assets, end of period (000's)    3,213    5,710             1,920
 Ratio of net investment expenses
 to average net assets                 1.91     1.87              1.94(1)
 Ratio of net investment income to
 average net assets                   -1.28    -1.09             -1.04(1)
 Portfolio turnover rate             199.29   182.66            142.28


                                                                                           CLASS C
                                                                     ---------------------------------------------------
                                                                                                          PERIOD FROM
                                                                                                         JUNE 30, 1998
                                                                                                        (DATE OF INITIAL
                                                                        YEAR ENDED OCTOBER 31,          PUBLIC OFFERING)
                                                                     ----------------------------        TO OCTOBER 31,
                                                                      2001     2000         1999              1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     22.55    22.25        16.56             17.86
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $     -0.20    -0.03(++)    -0.22(+)          -0.05(++)
 Net realized and change in unrealized gain or loss on
 investments                                                    $     -8.23     3.27         6.11             -1.25
 Total income from investment operations                        $     -8.43     3.24         5.89             -1.30
LESS DISTRIBUTIONS:
 From net realized gains on investments                         $     -2.15    -2.94        -0.20                --
 From in excess of net realized gains on investments            $     -0.29       --           --                --
 Total distributions                                            $     -2.44    -2.94        -0.20                --
 Net asset value, end of period                                 $     11.68    22.55        22.25             16.56
 TOTAL RETURN                                                   %    -41.14    15.47        35.80             -7.28
 Net assets, end of period (000's)                              $     2,268    3,857        1,446               356
 Ratio of net investment expenses to average net assets         %      1.91     1.87         1.94              1.99(1)
 Ratio of net investment income to average net assets           %     -1.28    -1.09        -1.04             -0.92
 Portfolio turnover rate                                        %    199.29   182.66       142.28            170.46

--------------------------------------------------------------------------------

(1) Annualized.

 ++ Per share data calculated using the SEC method.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       57

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                      CLASS A                                       CLASS B
                                            ------------------------------------------------------------        ---------------

                                                                                                                  YEAR ENDED
                                                               YEAR ENDED OCTOBER 31,                             OCTOBER 31,
                                            ------------------------------------------------------------        ---------------
                                             2001          2000          1999         1998         1997          2001     2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $     14.80         12.11         10.15        15.20        14.42         15.12    12.37
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 $      0.03          0.02          0.02(+)      0.01(+)     -0.16(+)      -0.07     0.01
 Net realized and change in
 unrealized gain or loss on
 investments                           $     -1.30          3.62          2.02        -0.84         4.36         -1.33     3.61
 Total income from investment
 operations                            $     -1.27          3.64          2.04        -0.83         4.20         -1.40     3.62
LESS DISTRIBUTIONS:
 From net investment income            $     -0.05         -0.01         -0.02           --           --            --       --
 From net realized gains on
 investments                           $     -0.71         -0.94         -0.06        -4.22        -3.42         -0.69    -0.87
 From in excess of net realized
 gains on investments                  $     -0.03            --            --           --           --         -0.03       --
 Total distributions                   $     -0.79         -0.95         -0.08        -4.22        -3.42         -0.72    -0.87
 Net asset value, end of period        $     12.74         14.80         12.11        10.15        15.20         13.00    15.12
 TOTAL RETURN                          %     -8.66         31.55         20.16        -7.77        36.73         -9.37    30.51
 Net assets, end of period (000's)     $    69,074        61,682        16,269        9,089        7,077         1,173    1,246
 Ratio of net investment expenses
 to average net assets                 %      1.34          1.35          1.48         1.63         2.33          2.09     2.10
 Ratio of net investment income to
 average net assets                    %      0.25          0.21          0.18         0.15        -1.17         -0.50     0.54
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                    %        --            --          1.50         1.74           --            --       --
 Portfolio turnover rate               %    256.66        333.36        231.94       211.87       150.43        256.66   333.36

                                         CLASS B
                                     ----------------
                                       PERIOD FROM
                                      MARCH 1, 1999
                                     (DATE OF INITIAL
                                     PUBLIC OFFERING)
                                      TO OCTOBER 31,
                                           1999
-----------------------------------  ----------------
Net asset value, beginning of
 period                                    10.69
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                     -0.05(+)
 Net realized and change in
 unrealized gain or loss on
 investments                                1.73
 Total income from investment
 operations                                 1.68
LESS DISTRIBUTIONS:
 From net investment income                   --
 From net realized gains on
 investments                                  --
 From in excess of net realized
 gains on investments                         --
 Total distributions                          --
 Net asset value, end of period            12.37
 TOTAL RETURN                              15.72
 Net assets, end of period (000's)           129
 Ratio of net investment expenses
 to average net assets                      2.23(1)
 Ratio of net investment income to
 average net assets                        -0.57(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                         2.25(1)
 Portfolio turnover rate                  231.94


                                                                                              CLASS C
                                                                     ---------------------------------------------------------
                                                                                                                PERIOD FROM
                                                                                                               JUNE 30, 1998
                                                                                                              (DATE OF INITIAL
                                                                           YEAR ENDED OCTOBER 31,             PUBLIC OFFERING)
                                                                     ----------------------------------        TO OCTOBER 31,
                                                                      2001          2000          1999              1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     15.04         12.32         10.39             12.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $     -0.08          0.02         -0.07(+)          -0.02(+)
 Net realized and change in unrealized gain or loss on
 investments                                                    $     -1.32          3.59          2.07             -1.70
 Total income from investment operations                        $     -1.40          3.61          2.00             -1.72
LESS DISTRIBUTIONS:
 From net investment income                                     $        --            --         -0.01                --
 From net realized gains on investments                         $     -0.66         -0.89         -0.06                --
 From in excess of net realized gains on investments            $     -0.03            --            --                --
 Total distributions                                            $     -0.69         -0.89         -0.07                --
 Net asset value, end of period                                 $     12.95         15.04         12.32             10.39
 TOTAL RETURN                                                   %     -9.39         30.54         19.33            -14.21
 Net assets, end of period (000's)                              $     4,040         6,736         1,893             1,118
 Ratio of net investment expenses to average net assets         %      2.09          2.10          2.23              2.30(1)
 Ratio of net investment income to average net assets           %     -0.50         -0.54         -0.57             -0.52(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                             %        --            --          2.25              2.41(1)
 Portfolio turnover rate                                        %    256.66        333.36        231.94            211.87

--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 58      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                       CLASS A                                CLASS B
                                           --------------------------------       --------------------------------
                                                              PERIOD FROM                            PERIOD FROM
                                                             MARCH 1, 2000                          MARCH 1, 2000
                                                             (COMMENCEMENT                          (COMMENCEMENT
                                           YEAR ENDED        OF OPERATIONS)       YEAR ENDED        OF OPERATIONS)
                                           OCTOBER 31,       TO OCTOBER 31,       OCTOBER 31,       TO OCTOBER 31,
                                              2001                2000               2001                2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $            8.56            10.00                  8.52            10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income               $           -0.05            -0.06                 -0.11            -0.08
 Net realized and change in
 unrealized gain or loss on
 investments                         $           -4.63            -1.38                 -4.57            -1.40
 Total income from investment
 operations                          $           -4.68            -1.44                 -4.68            -1.48
 Net asset value, end of period      $            3.88             8.56                  3.84             8.52
 TOTAL RETURN                        %          -54.67           -14.40                -54.93           -14.80
 Net assets, end of period (000's)   $           7,425            7,569                 1,224            2,329
 Ratio of net investment expenses
 to average net assets               %            1.75             1.75(1)               2.50             2.50(1)
 Ratio of net investment income to
 average net assets                  %           -1.36            -1.34(1)              -2.11            -2.09(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                  %            2.61             2.73(1)               3.36             3.48(1)
 Portfolio turnover rate             %          175.07           124.43                175.07           124.43

                                                 CLASS C
                                     --------------------------------
                                                        PERIOD FROM
                                                       MARCH 1, 2000
                                                       (COMMENCEMENT
                                     YEAR ENDED        OF OPERATIONS)
                                     OCTOBER 31,       TO OCTOBER 31,
                                        2001                2000
-----------------------------------  --------------------------------
Net asset value, beginning of
 period                                     8.52            10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                     -0.17            -0.07
 Net realized and change in
 unrealized gain or loss on
 investments                               -4.51            -1.41
 Total income from investment
 operations                                -4.68            -1.48
 Net asset value, end of period             3.84             8.52
 TOTAL RETURN                             -54.93           -14.80
 Net assets, end of period (000's)           760            3,307
 Ratio of net investment expenses
 to average net assets                      2.50             2.50(1)
 Ratio of net investment income to
 average net assets                        -2.11            -2.09(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                         3.36             3.48(1)
 Portfolio turnover rate                  175.07           124.43


--------------------------------------------------------------------------------

(1) Annualized.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       59

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                            CLASS A
                                           --------------------------------------------------------------------------
                                                                                                       PERIOD FROM
                                                                                                     FEBRUARY 3, 1997
                                                                                                     (DATE OF INITIAL
                                                          YEAR ENDED OCTOBER 31,                     PUBLIC OFFERING)
                                           ----------------------------------------------------       TO OCTOBER 31,
                                             2001           2000           1999          1998              1997
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $      18.64          17.36          13.70         12.36            10.57
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                $       0.09           0.06           0.07(+)       0.09(+)          0.02(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          $      -4.96           1.28           3.84          2.56             1.77
 Total income from investment
 operations                           $      -4.87           1.34           3.91          2.65             1.79
LESS DISTRIBUTIONS:
 From net investment income           $      -0.05          -0.06          -0.05         -0.09               --
 From net realized gains on
 investments                          $         --             --          -0.20         -1.22               --
 Total distributions                  $      -0.05          -0.06          -0.25         -1.31               --
 Net asset value, end of period       $      13.72          18.64          17.36         13.70            12.36
 TOTAL RETURN                         %     -26.19           7.74          28.78         23.09            16.93
 Net assets, end of period (000's)    $    173,369        187,566         81,908         6,422            1,833
 Ratio of net investment expenses
 to average net assets                %       0.91           0.91           0.95          0.99             1.45(1)
 Ratio of net investment income to
 average net assets                   %       0.58           0.31           0.42          0.67             0.16(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                   %       0.91             --           1.00          1.46             2.98(1)
 Portfolio turnover rate              %     116.74         104.31          72.14        124.16            82.31

                                                       CLASS B
                                    ----------------------------------------------
                                                                    PERIOD FROM
                                                                   MARCH 1, 1999
                                          YEAR ENDED              (DATE OF INITIAL
                                          OCTOBER 31,             PUBLIC OFFERING)
                                    -----------------------        TO OCTOBER 31,
                                      2001           2000               1999
----------------------------------  ----------------------------------------------
Net asset value, beginning of
 period                               18.57          17.37              15.68
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                -0.03           0.01              -0.04(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -4.94           1.19               1.73
 Total income from investment
 operations                           -4.97           1.20               1.69
LESS DISTRIBUTIONS:
 From net investment income              --             --                 --
 From net realized gains on
 investments                             --             --                 --
 Total distributions                     --             --                 --
 Net asset value, end of period       13.60          18.57              17.37
 TOTAL RETURN                        -26.76           6.91              10.78
 Net assets, end of period (000's)   28,933         32,666             17,386
 Ratio of net investment expenses
 to average net assets                 1.66           1.66               1.70(1)
 Ratio of net investment income to
 average net assets                   -0.17          -0.44              -0.32(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                    1.66             --               1.75(1)
 Portfolio turnover rate             116.74         104.31              72.14


                                                                                               CLASS C
                                                                     ------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                                                                                 (DATE OF INITIAL
                                                                             YEAR ENDED OCTOBER 31,              PUBLIC OFFERING)
                                                                     --------------------------------------       TO OCTOBER 31,
                                                                       2001           2000           1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $      18.57          17.33          13.74             14.17
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $       0.03             --          -0.01(+)           0.01(+)
 Net realized and change in unrealized gain or loss on
 investments                                                    $      -4.96           1.24           3.85             -0.44
 Total income from investment operations                        $      -4.93           1.24           3.84             -0.43
LESS DISTRIBUTIONS:
 From net investment income                                     $         --             --          -0.05                --
 From net realized gains on investments                         $         --             --          -0.20                --
 Total distributions                                            $         --             --          -0.25                --
 Net asset value, end of period                                 $      13.64          18.57          17.33             13.74
 TOTAL RETURN                                                   %     -26.55           7.17          28.17             -3.04
 Net assets, end of period (000's)                              $     27,742         51,143         33,439               910
 Ratio of net investment expenses to average net assets         %       1.41           1.41           1.45              1.43(1)
 Ratio of net investment income to average net assets           %       0.08          -0.19          -0.07              0.23(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                             %       1.41             --           1.50              1.90(1)
 Portfolio turnover rate                                        %     116.74         104.31          72.14            124.16

--------------------------------------------------------------------------------

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


 60      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND

--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                            CLASS A                                       CLASS B
                                       -------------------------------------------------   --------------------------------------
                                                                          PERIOD FROM                              PERIOD FROM
                                                                        FEBRUARY 3, 1998                          MARCH 1, 1999
                                                                         (COMMENCEMENT         YEAR ENDED        (DATE OF INITIAL
                                           YEAR ENDED OCTOBER 31,        OF OPERATIONS)        OCTOBER 31,       PUBLIC OFFERING)
                                       ------------------------------    TO OCTOBER 31,    -------------------    TO OCTOBER 31,
                                         2001       2000       1999           1998           2001       2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $      14.72      12.66      10.34          10.00          14.62      12.61          11.23
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income            $       0.03       0.03       0.04+          0.02+         -0.05      -0.02          -0.04+
 Net realized and change in
 unrealized gain or loss on
 investments                      $      -1.73       3.86       2.32           0.32          -1.72       3.79           1.42
 Total income from investment
 operations                       $      -1.70       3.89       2.36           0.34          -1.77       3.77           1.38
LESS DISTRIBUTIONS:
 From net investment income       $      -0.02      -0.05      -0.04             --                        --             --
 From net realized gains on
 investments                      $      -1.67      -1.78         --             --          -1.63      -1.76             --
 From in excess of net
 realized gains on investments    $      -0.35         --         --             --          -0.35         --             --
 Total distributions              $      -2.04      -1.83      -0.04             --          -1.98      -1.76             --
 Net asset value, end of
 period                           $      10.98      14.72      12.66          10.34          10.87      14.62          12.61
 TOTAL RETURN                     %     -12.79      35.14      22.81           3.40         -13.39      34.09          12.29
 Net assets, end of period
 (000's)                          $     18,805     10,999      3.434            269          1,405      1,568            446
 Ratio of net investment
 expenses to average net
 assets                           %       1.00       1.00       1.00           1.00(1)        1.75       1.75           1.75(1)
 Ratio of net investment
 income to average net assets     %       0.28       0.13       0.30           0.32(1)       -0.47      -0.62          -0.45(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets               %       1.50       1.50       2.03           2.76(1)        2.25       2.25           2.78(1)
 Portfolio turnover rate          %     181.00     180.24     130.93         129.87         181.00     180.24         130.93


                                                                                          CLASS C
                                                                     -------------------------------------------------
                                                                                                        PERIOD FROM
                                                                                                       JUNE 30, 1998
                                                                                                      (DATE OF INITIAL
                                                                         YEAR ENDED OCTOBER 31,       PUBLIC OFFERING)
                                                                     ------------------------------    TO OCTOBER 31,
                                                                       2001       2000       1999           1998
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $      14.60      12.59      10.33          10.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $      -0.02      -0.02      -0.02+         -0.01+
 Net realized and change in unrealized gain or loss on
 investments                                                    $      -1.73       3.81       2.31          -0.58
 Total income from investment operations                        $      -1.75       3.79       2.29          -0.59
LESS DISTRIBUTIONS:
 From net investment income                                     $         --         --      -0.03             --
 From net realized gains on investments                         $      -1.63      -1.78         --             --
 From in excess of net realized gains on investments            $      -0.35         --         --             --
 Total distributions                                            $      -1.98      -1.78      -0.03             --
 Net asset value, end of period                                 $      10.87      14.60      12.59          10.33
 TOTAL RETURN                                                   %     -13.19      34.41      22.19          -5.40
 Net assets, end of period (000's)                              $      1,791      1,612        516            100
 Ratio of net investment expenses to average net assets         %       1.50       1.50       1.50           1.50(1)
 Ratio of net investment income to average net assets           %      -0.22      -0.37      -0.20          -0.18(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                             %       2.00       2.00       2.53           3.26(1)
 Portfolio turnover rate                                        %     181.00     180.24     130.93         129.87

--------------------------------------------------------------------------------

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING Index Plus Mid Cap Fund       61

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                            CLASS A                                       CLASS B
                                       -------------------------------------------------   --------------------------------------
                                                                          PERIOD FROM                              PERIOD FROM
                                                                        FEBRUARY 3, 1998                          MARCH 1, 1999
                                                                         (COMMENCEMENT         YEAR ENDED        (DATE OF INITIAL
                                           YEAR ENDED OCTOBER 31,        OF OPERATIONS)        OCTOBER 31,       PUBLIC OFFERING)
                                       ------------------------------    TO OCTOBER 31,    -------------------    TO OCTOBER 31,
                                         2001       2000       1999           1998           2001       2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $      11.61       9.92       8.86          10.00          11.48       9.88           8.91
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income            $      -0.02      -0.03         --+            --+         -0.08      -0.03          -0.05+
 Net realized and change in
 unrealized gain or loss on
 investments                      $      -0.87       1.72       1.07          -1.14          -0.88       1.63           1.02
 Total income from investment
 operations                       $      -0.89       1.69       1.07          -1.14          -0.96       1.60           0.97
LESS DISTRIBUTIONS:
 From net investment income       $         --         --      -0.01             --             --         --             --
 From net realized gains on
 investments                      $         --         --         --             --             --         --             --
 Total distributions              $         --         --      -0.01             --             --         --             --
 Net asset value, end of
 period                           $      10.72      11.61       9.92           8.86          10.52      11.48           9.88
 TOTAL RETURN                     %      -7.67      17.04      12.13         -11.40          -8.36      16.19          10.89
 Net assets, end of period
 (000's)                          $      5,020      3,806      2,348            349            498        299            193
 Ratio of net investment
 expenses to average net
 assets                           %       1.00       1.00       1.00           1.00(1)        1.75       1.75           1.75(1)
 Ratio of net investment
 income to average net assets     %      -0.16      -0.30      -0.02           0.00(1)       -0.91      -1.05          -0.77(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets               %       2.10       1.77       2.28           2.88(1)        2.85       2.52           3.03(1)
 Portfolio turnover rate          %     111.78     133.95      85.28         100.41         117.78     133.95          85.28


                                                                                          CLASS C
                                                                     -------------------------------------------------
                                                                                                        PERIOD FROM
                                                                                                       JUNE 30, 1998
                                                                                                      (DATE OF INITIAL
                                                                         YEAR ENDED OCTOBER 31,       PUBLIC OFFERING)
                                                                     ------------------------------    TO OCTOBER 31,
                                                                       2001       2000       1999           1998
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $      11.50       9.87       8.84          10.62
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $      -0.09      -0.03      -0.05+         -0.02+
 Net realized and change in unrealized gain or loss on
 investments                                                    $      -0.84       1.66       1.08          -1.76
 Total income from investment operations                        $      -0.93       1.63       1.03          -1.78
LESS DISTRIBUTIONS:
 From net investment income                                     $         --         --         --             --
 From net realized gains on investments                         $         --         --         --             --
 Total distributions                                            $         --         --         --             --
 Net asset value, end of period                                 $      10.57      11.50       9.87           8.84
 TOTAL RETURN                                                   %      -8.09      16.51      11.66         -16.76
 Net assets, end of period (000's)                              $        395        615        589            155
 Ratio of net investment expenses to average net assets         %       1.50       1.50       1.50           1.50(1)
 Ratio of net investment income to average net assets           %      -0.66      -0.80      -0.52          -0.50(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                             %       2.60       2.27       2.78           3.38(1)
 Portfolio turnover rate                                        %     117.78     133.95      85.28         100.41

--------------------------------------------------------------------------------

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.


 62      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                   CLASS A                                     CLASS B
                                            ------------------------------------------------------      ----------------------
                                                                                    PERIOD FROM
                                                                                  FEBRUARY 2, 1998
                                                                                   (COMMENCEMENT            YEAR ENDED
                                                 YEAR ENDED OCTOBER 31,            OF OPERATIONS)          OCTOBER 31,
                                            --------------------------------       TO OCTOBER 31,       ------------------
                                             2001         2000         1999             1998             2001        2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $     14.50        13.20         9.97            10.00            14.38       13.14
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 $     -0.01        -0.02           --(+)          0.01(+)         -0.07       -0.04
 Net realized and change in
 unrealized gain or loss on
 investments                           $     -2.22         2.18         3.25            -0.04                         2.08
 Total income from investment
 operations                            $     -2.23         2.16         3.25            -0.03            -2.23        2.04
LESS DISTRIBUTIONS:
 From net investment income            $        --        -0.01        -0.02               --            -2.30          --
 From net realized gains on
 investments                           $     -2.02        -0.85           --               --            -1.90       -0.80
 From in excess of net realized
 gains on investments                  $     -0.02           --           --               --            -0.02          --
 Total distributions                   $     -2.04        -0.86        -0.02               --            -1.92       -0.80
 Net asset value, end of period        $     10.23        14.50        13.20             9.97            10.16       14.38
 TOTAL RETURN                          %    -17.26        17.24        32.57            -0.30           -17.81       16.31
 Net assets, end of period (000's)     $    12,294        7,074        1,139              464              350         149
 Ratio of net investment expenses
 to average net assets                 %      1.35         1.35         1.35             1.35(1)          2.10        2.10
 Ratio of net investment income to
 average net assets                    %     -0.10        -0.17        -0.02             0.12(1)         -0.85       -0.92
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                    %      1.99         1.87         2.77             3.66(1)          2.74        2.62
 Portfolio turnover rate               %    172.48       161.57       124.83           132.45           172.48      161.57

                                         CLASS B
                                     ----------------
                                       PERIOD FROM
                                      MARCH 1, 1999
                                     (DATE OF INITIAL
                                     PUBLIC OFFERING)
                                      TO OCTOBER 31,
                                           1999
-----------------------------------  ----------------
Net asset value, beginning of
 period                                    11.28
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                     -0.06
 Net realized and change in
 unrealized gain or loss on
 investments                                1.92
 Total income from investment
 operations                                 1.86
LESS DISTRIBUTIONS:
 From net investment income                   --
 From net realized gains on
 investments                                  --
 From in excess of net realized
 gains on investments                         --
 Total distributions                          --
 Net asset value, end of period            13.14
 TOTAL RETURN                              16.49
 Net assets, end of period (000's)           188
 Ratio of net investment expenses
 to average net assets                      2.10(1)
 Ratio of net investment income to
 average net assets                        -0.77(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                         3.52(1)
 Portfolio turnover rate                  124.83


                                                                                            CLASS C
                                                                     ------------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                            JUNE 30, 1998
                                                                                                           (DATE OF INITIAL
                                                                          YEAR ENDED OCTOBER 31,           PUBLIC OFFERING)
                                                                     --------------------------------       TO OCTOBER 31,
                                                                      2001         2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     14.34        13.09         9.95            11.04
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $     -0.09        -0.03        -0.09(+)         -0.02(+)
 Net realized and change in unrealized gain or loss on
 investments                                                    $     -2.20         2.08         3.23            -1.07
 Total income from investment operations                        $     -2.29         2.05         3.14            -1.09
LESS DISTRIBUTIONS:
 From net investment income                                     $        --           --           --               --
 From net realized gains on investments                         $     -1.92        -0.80           --               --
 From in excess of net realized gains on investments            $     -0.02           --           --               --
 Total distributions                                            $     -1.94        -0.80           --               --
 Net asset value, end of period                                 $     10.11        14.34        13.09             9.95
 TOTAL RETURN                                                   %    -17.84        16.39        31.56            -9.88
 Net assets, end of period (000's)                              $       388          464          315               95
 Ratio of net investment expenses to average net assets         %      2.10         2.10         2.10             2.10(1)
 Ratio of net investment income to average net assets           %     -0.85        -0.92        -0.77            -0.63(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                             %      2.74         2.62         3.52             4.41(1)
 Portfolio turnover rate                                        %    172.48       161.57       124.83           132.45

--------------------------------------------------------------------------------

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       63

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                      CLASS A
                                            -----------------------------------------------------------

                                                              YEAR ENDED OCTOBER 31,
                                            -----------------------------------------------------------
                                             2001          2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $     14.08         13.72        12.83        14.05        13.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 $      0.21          0.35         0.29(+)      0.29(+)      0.23(+)
 Net realized and change in
 unrealized gain or loss on
 investments                           $     -1.83          0.82         1.52         1.01         2.03
 Total income from investment
 operations                            $     -1.62          1.17         1.81         1.30         2.26
LESS DISTRIBUTIONS:
 From net investment income            $     -0.23         -0.27        -0.31        -0.24        -0.20
 From net realized gains on
 investments                           $     -1.10         -0.54        -0.61        -2.28        -1.50
 From in excess of net realized
 gains on investments                  $     -0.11            --           --           --           --
 Total distributions                   $     -1.44         -0.81        -0.92        -2.52        -1.70
 Net asset value, end of period        $     11.02         14.08        13.72        12.83        14.05
 TOTAL RETURN                          %    -12.36          8.81        14.48        10.44        18.64
 Net assets, end of period (000's)     $    33,860        35,564       27,339        7,544        6,289
 Ratio of total investment expenses
 to average net assets                 %      1.35          1.31         1.36         1.44         1.99
 Ratio of net investment income to
 average net assets                    %      1.81          1.99         2.13         2.22         1.68
 Portfolio turnover rate               %    179.70        241.99       127.46        84.55       116.69

                                                       CLASS B
                                     -------------------------------------------
                                                                  PERIOD FROM
                                                                 MARCH 1, 1999
                                         YEAR ENDED             (DATE OF INITIAL
                                         OCTOBER 31,            PUBLIC OFFERING)
                                     -------------------         TO OCTOBER 31,
                                      2001         2000               1999
-----------------------------------  -------------------------------------------
Net asset value, beginning of
 period                               14.02        13.69              13.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 0.12         0.27               0.13(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -1.83         0.80               0.65
 Total income from investment
 operations                           -1.71         1.07               0.78
LESS DISTRIBUTIONS:
 From net investment income           -0.13        -0.20              -0.09
 From net realized gains on
 investments                          -1.10        -0.54                 --
 From in excess of net realized
 gains on investments                 -0.11           --                 --
 Total distributions                  -1.34        -0.74              -0.09
 Net asset value, end of period       10.97        14.02              13.69
 TOTAL RETURN                        -13.10         8.01               6.02
 Net assets, end of period (000's)    1,312        1,130                745
 Ratio of total investment expenses
 to average net assets                 2.10         2.06               2.11(1)
 Ratio of net investment income to
 average net assets                    1.06         1.24               1.38
 Portfolio turnover rate             179.90       241.99             127.46


                                                                                             CLASS C
                                                                     --------------------------------------------------------
                                                                                                               PERIOD FROM
                                                                                                              JUNE 30, 1998
                                                                                                             (DATE OF INITIAL
                                                                          YEAR ENDED OCTOBER 31,             PUBLIC OFFERING)
                                                                     ---------------------------------        TO OCTOBER 31,
                                                                      2001          2000         1999              1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     13.96         13.63        12.80             13.27
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $      0.13          0.24         0.19(+)           0.07(+)
 Net realized and change in unrealized gain or loss on
 investments                                                    $     -1.83          1.81         1.52             -0.54
 Total income from investment operations                        $     -1.70          1.05         1.71             -0.47
LESS DISTRIBUTIONS:
 From net investment income                                     $     -0.11         -0.18        -0.27                --
 From net realized gains on investments                         $     -1.10         -0.54        -0.61                --
 From in excess of net realized gains on investments            $     -0.11            --           --                --
 Total distributions                                            $     -1.32         -0.72        -0.88                --
 Net asset value, end of period                                 $     10.94         13.96        13.63             12.80
 TOTAL RETURN                                                   %    -13.09          7.95        13.64             -3.54
 Net assets, end of period (000's)                              $     1,829         2,185        1,601               216
 Ratio of total investment expenses to average net assets       %      2.10          2.06         2.11              2.11(1)
 Ratio of net investment income to average net assets           %      1.06          1.24         1.38              1.55(1)
 Portfolio turnover rate                                        %    179.90        241.99       127.46             84.55

--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 64      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                     CLASS A
                                            ---------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------
                                             2001     2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                                $     14.18    16.68         15.22         18.01         15.69
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 $      0.02     0.04          0.05(+)       0.06(+)       0.03(+)
 Net realized and change in
 unrealized gain or loss on
 investments                           $     -3.96     0.49          3.25          0.51          4.99
 Total income from investment
 operations                            $     -3.94     0.53          3.30          0.57          5.02
LESS DISTRIBUTIONS:
 From net investment income            $     -0.01    -0.03         -0.11         -0.04         -0.10
 From net realized gains on
 investments                           $     -0.53    -3.00         -1.73         -3.32         -2.60
 From in excess of net realized
 gains on investments                  $     -0.21       --            --            --            --
 Total distributions                   $     -0.75    -3.03         -1.84         -3.36         -2.70
 Net asset value, end of period        $      9.49    14.18         16.68         15.22         18.01
 TOTAL RETURN                          %    -29.07     3.50         22.67          3.42         36.49
 Net assets, end of period (000's)     $    63,821   92,407        72,789        23,603        15,955
 Ratio of net investment expenses
 to average net assets                 %      1.11     1.08          1.11          1.20          1.75
 Ratio of net investment income to
 average net assets                    %      0.13     0.08          0.31          0.39          0.18
 Portfolio turnover rate               %    194.17   167.45        121.99        160.48        157.92

                                                       CLASS B
                                     --------------------------------------------
                                                                   PERIOD FROM
                                                                  MARCH 1, 1999
                                          YEAR ENDED             (DATE OF INITIAL
                                         OCTOBER 31,             PUBLIC OFFERING)
                                     --------------------         TO OCTOBER 31,
                                      2001          2000               1999
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               14.11         16.66              15.41
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                -0.07          0.01              -0.05(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -3.95          0.41               1.31
 Total income from investment
 operations                           -4.02          0.42               1.26
LESS DISTRIBUTIONS:
 From net investment income              --            --              -0.01
 From net realized gains on
 investments                          -0.46         -2.97                 --
 From in excess of net realized
 gains on investments                 -0.19            --                 --
 Total distributions                  -0.65         -2.97              -0.01
 Net asset value, end of period        9.44         14.11              16.66
 TOTAL RETURN                        -29.59          2.72               8.17
 Net assets, end of period (000's)      683           920                493
 Ratio of net investment expenses
 to average net assets                 1.86          1.83               18.6(1)
 Ratio of net investment income to
 average net assets                   -0.62          0.67               0.44(1)
 Portfolio turnover rate             194.17        167.45             121.99


                                                                                             CLASS C
                                                                     --------------------------------------------------------
                                                                                                               PERIOD FROM
                                                                                                              JUNE 30, 1998
                                                                                                             (DATE OF INITIAL
                                                                          YEAR ENDED OCTOBER 31,             PUBLIC OFFERING)
                                                                     ---------------------------------        TO OCTOBER 31,
                                                                      2001          2000         1999              1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $     14.04         16.59        15.22             16.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                          $     -0.09          0.01        -0.07(+)          -0.01(+)
 Net realized and change in unrealized gain or loss on
 investments                                                    $     -3.91          0.41         3.24             -1.69
 Total income from investment operations                        $     -4.00          0.42         3.17             -1.70
LESS DISTRIBUTIONS:
 From net investment income                                     $        --            --        -0.07                --
 From net realized gains on investments                         $     -0.46         -2.97        -1.73                --
 From in excess of net realized gains on investments            $     -0.18            --           --                --
 Total distributions                                            $     -0.64         -2.97        -1.80                --
 Net asset value, end of period                                 $      9.40         14.04        16.59             15.22
 TOTAL RETURN                                                   %    -29.59          2.72        21.68            -10.05
 Net assets, end of period (000's)                              $       946         2,209        1,787               569
 Ratio of net investment expenses to average net assets         %      1.86          1.83         1.86              1.86(1)
 Ratio of net investment income to average net assets           %     -0.62         -0.67        -0.44             -0.27(1)
 Portfolio turnover rate                                        %    194.17        167.45       121.99            160.48

--------------------------------------------------------------------------------

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       65

ING BOND FUND                                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the five months ended March 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                           CLASS A
                                        ------------------------------------------------------------------------------

                                        FIVE MONTHS
                                           ENDED                             YEAR ENDED OCTOBER 31,
                                         MARCH 31,         -----------------------------------------------------------
                                           2002             2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $                        9.93          9.98        10.37        10.22        10.09
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $                        0.50          0.55         0.54(+)      0.57(+)      0.54(+)
 Net realized and change in
 unrealized gain or loss on
 investments                        $                        0.84         -0.10        -0.39         0.15         0.13
 Total income from investment
 operations                         $                        1.34          0.45         0.15         0.72         0.67
LESS DISTRIBUTIONS:
 From net investment income         $                       -0.52         -0.50        -0.54        -0.57        -0.54
 Total distributions                $                       -0.52         -0.50        -0.54        -0.57        -0.54
 Net asset value, end of period     $                       10.75          9.93         9.98        10.37        10.22
 TOTAL RETURN                       %                       13.84          4.62         1.43         7.27         6.89
 Net assets, end of period
 (000's)                            $                      48,947        19,808       11,963        1,890        1,006
 Ratio of net investment expenses
 to average net assets              %                        1.00          1.00         1.00         1.05         1.50
 Ratio of net investment income
 to average net assets              %                        4.84          5.75         5.27         5.49         5.32
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                 %                        1.07          1.09         1.18         1.27         1.89
 Portfolio turnover rate            %                      235.44        361.83       174.14        77.01        48.56

                                                           CLASS B
                                   --------------------------------------------------------
                                                                             PERIOD FROM
                                                                            MARCH 1, 1999
                                                                           (DATE OF INITIAL
                                   FIVE MONTHS       YEAR ENDED            PUBLIC OFFERING)
                                      ENDED          OCTOBER 31,            TO OCTOBER 31,
                                    MARCH 31,    -------------------       ----------------
                                      2002        2001         2000              1999
---------------------------------  --------------------------------------------------------
Net asset value, beginning of
 period                                            9.92         9.98             10.29
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                             0.43         0.47              0.31(+)
 Net realized and change in
 unrealized gain or loss on
 investments                                       0.84        -0.11             -0.32
 Total income from investment
 operations                                        1.27         0.36             -0.01
LESS DISTRIBUTIONS:
 From net investment income                       -0.45        -0.42             -0.30
 Total distributions                              -0.45        -0.42             -0.30
 Net asset value, end of period                   10.74         9.92              9.98
 TOTAL RETURN                                     13.07         3.76             -0.11
 Net assets, end of period
 (000's)                                            806          345               195
 Ratio of net investment expenses
 to average net assets                             1.75         1.75              1.75(1)
 Ratio of net investment income
 to average net assets                             4.09         5.00              4.52(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                                1.82         1.84              1.93(1)
 Portfolio turnover rate                         235.44       361.83            174.14



                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                    YEAR ENDED
                                                                                    OCTOBER 31,                    PERIOD FROM
                                                                         ---------------------------------        JUNE 30, 1998
                                                       FIVE MONTHS                                               (DATE OF INITIAL
                                                          ENDED                                                  PUBLIC OFFERING)
                                                        MARCH 31,                                                 TO OCTOBER 31,
                                                          2002            2001         2000          1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $                       9.91         9.97         10.37            10.31
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                             $                       0.42         0.50          0.46(+)          0.17(+)
 Net realized and change in unrealized gain or
 loss on investments                               $                       0.85        -0.14         -0.39             0.05
 Total income from investment operations           $                       1.27         0.36          0.07             0.22
LESS DISTRIBUTIONS:
 From net investment income                        $                      -0.45        -0.42         -0.47            -0.16
 Total distributions                               $                      -0.45        -0.42         -0.47            -0.16
 Net asset value, end of period                    $                      10.73         9.91          9.97            10.37
 TOTAL RETURN                                      %                      13.08         3.76          0.66             2.10
 Net assets, end of period (000's)                 $                        908          598         1,052              108
 Ratio of net investment expenses to average net
 assets                                            %                       1.75         1.75          1.75             1.75(1)
 Ratio of net investment income to average net
 assets                                            %                       4.09         5.00          4.52             4.79(1)
 Ratio of expenses before reimbursement and
 waiver to average net assets                      %                       1.82         1.84          1.93             1.97(1)
 Portfolio turnover rate                           %                     235.44       361.83        174.14            77.01


--------------------------------------------------------------------------------

(1) Annualized.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 66      ING Bond Fund

FINANCIAL HIGHLIGHTS                                         ING GOVERNMENT FUND
--------------------------------------------------------------------------------


For the five months ended March 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                           CLASS A
                                        ------------------------------------------------------------------------------

                                        FIVE MONTHS
                                           ENDED                             YEAR ENDED OCTOBER 31,
                                         MARCH 31,         -----------------------------------------------------------
                                           2002             2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $                        9.94          9.86        10.29         9.99         9.79
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $                        0.46          0.55         0.48(+)      0.49(+)      0.51(+)
 Net realized and change in
 unrealized gain or loss on
 investments                        $                        0.74          0.08        -0.45         0.31         0.21
 Total income from investment
 operations                         $                        1.20          0.63         0.03         0.80         0.72
LESS DISTRIBUTIONS:
 From net realized gains on
 investments                        $                       -0.44         -0.55        -0.46        -0.50        -0.52
 Total distributions                $                       -0.44         -0.55        -0.46        -0.50        -0.52
 Net asset value, end of period     $                       10.70          9.94         9.86        10.29         9.99
 TOTAL RETURN                       %                       12.35          6.65         0.34         8.19         7.67
 Net assets, end of period
 (000's)                            $                      24,711        11,413        6,009          875          531
 Ratio of net investment expenses
 to average net assets              %                        0.95          0.95         0.95         1.03         1.45
 Ratio of net investment income
 to average net assets              %                        4.55          5.65         4.75         4.88         5.16
 Ratio of expenses before
 reimbursement and waiver to net
 average net assets                 %                        1.20          1.22         1.72         1.84         2.45
 Portfolio turnover rate            %                      260.00        138.83        30.72       181.08       147.78

                                                            CLASS B
                                   ---------------------------------------------------------
                                                                              PERIOD FROM
                                                                             MARCH 1, 1999
                                   FIVE MONTHS       YEAR ENDED             (DATE OF INITIAL
                                      ENDED          OCTOBER 31,            PUBLIC OFFERING)
                                    MARCH 31,    -------------------         TO OCTOBER 31,
                                      2002        2001         2000               1999
---------------------------------  ---------------------------------------------------------
Net asset value, beginning of
 period                                            9.95         9.86             10.12
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                             0.36         0.48              0.27(+)
 Net realized and change in
 unrealized gain or loss on
 investments                                       0.77         0.08             -0.27
 Total income from investment
 operations                                        1.13         0.56              0.00
LESS DISTRIBUTIONS:
 From net realized gains on
 investments                                      -0.37        -0.47             -0.26
 Total distributions                              -0.37        -0.47             -0.26
 Net asset value, end of period                   10.71         9.95              9.86
 TOTAL RETURN                                     11.52         5.88              0.00
 Net assets, end of period
 (000's)                                            512           68               152
 Ratio of net investment expenses
 to average net assets                             1.70         1.70              1.70(1)
 Ratio of net investment income
 to average net assets                             3.78         4.90              4.00(1)
 Ratio of expenses before
 reimbursement and waiver to net
 average net assets                                1.95         1.97              2.47(1)
 Portfolio turnover rate                         260.00       138.83             30.72



                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                                FIVE MONTHS               YEAR ENDED             (DATE OF INITIAL
                                                                   ENDED                 OCTOBER 31,             PUBLIC OFFERING)
                                                                 MARCH 31,        --------------------------      TO OCTOBER 31,
                                                                   2002            2001     2000       1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $                       9.93     9.85      10.29           10.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $                       0.38    -0.47      -0.40(+)        -0.15(+)
 Net realized and change in unrealized gain or loss on
 investments                                                $                       0.74     0.09      -0.45            0.17
 Total income from investment operations                    $                       1.12     0.56      -0.05            0.32
LESS DISTRIBUTIONS:
 From net realized gains on investments                     $                      -0.36    -0.48      -0.39           -0.14
 Total distributions                                        $                      -0.36    -0.48      -0.39           -0.14
 Net asset value, end of period                             $                      10.69     9.93       9.85           10.29
 TOTAL RETURN                                               %                      11.50     5.89      -0.46            3.18
 Net assets, end of period (000's)                          $                        705      129        124             117
 Ratio of net investment expenses to average net assets     %                       1.70     1.70       1.70            1.70(1)
 Ratio of net investment income to average net assets       %                       3.79     4.90       4.00            4.21(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                         %                       1.95     1.97       2.47            2.51(1)
 Portfolio turnover rate                                    %                     260.00   138.83      30.72          181.08


--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       67

ING AELTUS MONEY MARKET FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the five months ended March 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                         CLASS A
                                         -----------------------------------------------------------------------

                                         FIVE MONTHS
                                            ENDED                          YEAR ENDED OCTOBER 31,
                                          MARCH 31,         ----------------------------------------------------
                                            2002              2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $                         1.00       1.00       1.00       1.00       1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income               $                         0.05       0.06       0.05(+)    0.05(+)    0.05(+)
 Total income from investment
 operations                          $                         0.05       0.06       0.05       0.05       0.05
LESS DISTRIBUTIONS:
 From net investment income          $                        -0.05      -0.06      -0.05      -0.05      -0.05
 Total Distributions                 $                        -0.05      -0.06      -0.05      -0.05      -0.05
 Net asset value, end of period      $                         1.00       1.00       1.00       1.00       1.00
 TOTAL RETURN                        %                         4.58       5.97       4.88       5.36       5.49
 Net assets, end of period (000's)   $                      209,870    194,454    181,623    161,456    156,530
 Ratio of net investment expenses
 to average net assets               %                         0.64       0.59       0.50       0.48       0.37
 Ratio of net investment income to
 average net assets                  %                         4.51       5.80       4.79       5.24       5.31
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                  %                           --       0.65       0.64       0.72       0.91

                                                             CLASS B
                                    ---------------------------------------------------------
                                                                               PERIOD FROM
                                                                              MARCH 1, 1999
                                    FIVE MONTHS            YEAR ENDED        (DATE OF INITIAL
                                       ENDED               OCTOBER 31,       PUBLIC OFFERING)
                                     MARCH 31,         -------------------    TO OCTOBER 31,
                                       2002              2001       2000           1999
----------------------------------  ---------------------------------------------------------
Net asset value, beginning of
 period                                                   1.00       1.00           1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.03       0.05           0.03(+)
 Total income from investment
 operations                                               0.03       0.05           0.03
LESS DISTRIBUTIONS:
 From net investment income                              -0.03      -0.05          -0.03
 Total Distributions                                     -0.03      -0.05          -0.03
 Net asset value, end of period                           1.00       1.00           1.00
 TOTAL RETURN                                             3.55       4.92           2.56
 Net assets, end of period (000's)                       1,199        159            148
 Ratio of net investment expenses
 to average net assets                                    1.64       1.59           1.50(1)
 Ratio of net investment income to
 average net assets                                       3.51       4.80           3.78(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                                         --       1.65           1.64(1)



                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                            FIVE MONTHS                YEAR ENDED                (DATE OF INITIAL
                                                               ENDED                  OCTOBER 31,                PUBLIC OFFERING)
                                                             MARCH 31,        ----------------------------        TO OCTOBER 31,
                                                               2002            2001     2000         1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $                       1.00     1.00         1.00              1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $                       0.05     0.06         0.05(+)           0.02(+)
 Total income from investment operations                $                       0.05     0.06         0.05              0.02
LESS DISTRIBUTIONS:
 From net investment income                             $                      -0.05    -0.06        -0.05             -0.02
 Total distributions                                    $                      -0.05    -0.06        -0.05             -0.02
 Net asset value, end of period                         $                       1.00     1.00         1.00              1.00
 TOTAL RETURN                                           %                       4.58     5.97         4.88              1.75
 Net assets, end of period (000's)                      $                     12,013    9,611        6,765               916
 Ratio of net investment expenses to average net
 assets                                                 %                       0.64     0.59         0.50              0.48(1)
 Ratio of net investment income to average net assets   %                       4.51     5.80         4.79              5.24(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                     %                         --     0.65         0.64              0.72(1)


--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 68      ING Aeltus Money Market Fund

FINANCIAL HIGHLIGHTS                                             ING ASCENT FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                      CLASS A
                                          ----------------------------------------------------------------
                                                                                            PERIOD FROM
                                                                                          JANUARY 20, 1997
                                                                                          (DATE OF INITIAL
                                                   YEAR ENDED OCTOBER 31,                 PUBLIC OFFERING)
                                          -----------------------------------------        TO OCTOBER 31,
                                           2001     2000         1999         1998              1997
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                               $    11.93    12.06        11.09        14.42             12.50
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                %     0.13     0.25         0.19(+)      0.20(+)           0.15(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          %    -2.40     0.71         1.26        -0.40              1.77
 Total income from investment
 operations                           %    -2.27     0.96         1.45        -0.20              1.92
 LESS DISTRIBUTIONS:
 From net investment income           %    -0.14    -0.20        -0.17        -0.37                --
 From net realized gains on
 investments                          %       --    -0.89        -0.31        -2.76                --
 Total distributions                  %    -0.14    -1.09        -0.48        -3.13                --
 Net asset value, end of period       $     9.52    11.93        12.06        11.09             14.42
 TOTAL RETURN                         %   -19.23     8.34        13.35        -2.17             15.36
 Net assets, end of period (000's)    $   23,011   25,131       16,252        2,266               886
 Ratio of net investment expenses
 to average net assets                %     1.25     1.25         1.45         1.53              2.08(1)
 Ratio of net investment income to
 average net assets                   %     1.23     1.51         1.61         1.71              1.11(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                   %     1.41     1.35         1.51         1.72              2.35(1)
 Portfolio turnover rate              %   242.05   247.90       131.62       105.08            162.80

                                                  CLASS B
                                     ----------------------------------
                                                         PERIOD FROM
                                                        MARCH 1, 1999
                                       YEAR ENDED      (DATE OF INITIAL
                                       OCTOBER 31,     PUBLIC OFFERING)
                                     ---------------    TO OCTOBER 31,
                                      2001     2000          1999
-----------------------------------  ----------------------------------
 Net asset value, beginning of
 period                               11.93    12.06         11.21
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                 0.05     0.12          0.07(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -2.40     0.76          0.78
 Total income from investment
 operations                           -2.35     0.88          0.85
 LESS DISTRIBUTIONS:
 From net investment income           -0.07    -0.12            --
 From net realized gains on
 investments                             --    -0.89            --
 Total distributions                  -0.07    -1.01            --
 Net asset value, end of period        9.51    11.93         12.06
 TOTAL RETURN                        -19.82     7.58          7.58
 Net assets, end of period (000's)      175      193           116
 Ratio of net investment expenses
 to average net assets                 2.00     2.00          2.20(1)
 Ratio of net investment income to
 average net assets                    0.48     0.76          0.86(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                    2.16     2.10          2.26(1)
 Portfolio turnover rate             242.05   247.90        131.62


                                                                                             CLASS C
                                                                       ----------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                            JUNE 30, 1998
                                                                                                           (DATE OF INITIAL
                                                                           YEAR ENDED OCTOBER 31,          PUBLIC OFFERING)
                                                                       ------------------------------       TO OCTOBER 31,
                                                                        2001        2000        1999             1998
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $        11.89       12.03       11.11            12.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         %         0.06        0.17        0.10(+)          0.04(+)
 Net realized and change in unrealized gain or loss on
 investments                                                   %        -2.41        0.71        1.26            -1.42
 Total income from investment operations                       %        -2.35        0.88        1.36            -1.38
 LESS DISTRIBUTIONS:
 From net investment income                                    %        -0.05       -0.13       -0.13               --
 From net realized gains on investments                        %           --       -0.89       -0.31               --
 Total distributions                                           %        -0.05       -1.02       -0.44               --
 Net asset value, end of period                                $         9.49       11.89       12.03            11.11
 TOTAL RETURN                                                  %       -19.84        7.57       12.47           -11.05
 Net assets, end of period (000's)                             $        1,999       2,731       2,626              133
 Ratio of net investment expenses to average net assets        %         2.00        2.00        2.20             2.23(1)
 Ratio of net investment income to average net assets          %         0.48        0.76        0.86             1.01(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %         2.16        2.10        2.26             2.42(1)
 Portfolio turnover rate                                       %       242.05      247.90      131.62           105.08

--------------------------------------------------------------------------------

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Ascent Fund       69

ING CROSSROADS FUND                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                              CLASS A                                       CLASS B
                                        ----------------------------------------------------   ----------------------------------
                                                                              PERIOD FROM                          PERIOD FROM
                                                                            JANUARY 20, 1997                      MARCH 1, 1999
                                                                            (DATE OF INITIAL     YEAR ENDED      (DATE OF INITIAL
                                             YEAR ENDED OCTOBER 31,         PUBLIC OFFERING)     OCTOBER 31,     PUBLIC OFFERING)
                                        ---------------------------------    TO OCTOBER 31,    ---------------    TO OCTOBER 31,
                                         2001     2000     1999     1998          1997          2001     2000          1999
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                             $    11.65    11.67    11.01    13.22         11.67         11.66    11.68         11.09
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              %     0.21     0.35     0.27+    0.27+         0.30+         0.14     0.18          0.12+
 Net realized and change in
 unrealized gain or loss on
 investments                        %    -1.76     0.43     0.83    -0.37          1.25         -1.77     0.52          0.47
 Total income from investment
 operations                         %    -1.55     0.78     1.10    -0.10          1.55         -1.63     0.70          0.59
 LESS DISTRIBUTIONS:
 From net investment income         %    -0.24    -0.27    -0.20    -0.41            --         -0.18    -0.19            --
 From net realized gains on
 investments                        %       --    -0.53    -0.24    -1.70            --            --    -0.53            --
 Total distributions                %    -0.24    -0.80    -0.44    -2.11            --         -0.18    -0.72            --
 Net asset value, end of period     $     9.86    11.65    11.67    11.01         13.22          9.85    11.66         11.68
 TOTAL RETURN                       %   -13.53     7.02    10.10    -1.17         13.28        -14.18     6.24          5.32
 Net assets, end of period
 (000's)                            $   32,912   32,868   15,389    2,105           547           184      139           105
 Ratio of net investment expenses
 to average net assets              %     1.20     1.20     1.45     1.52          2.11(1)       1.95     1.95          2.20(1)
 Ratio of net investment income
 to average net assets              %     2.02     2.29     2.29     2.33          1.64(1)       1.27     1.54          1.54(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                 %     1.36     1.33     1.53     1.68          2.41(1)       2.11     2.08          2.28(1)
 Portfolio turnover rate            %   203.58   238.69   124.90   115.65        161.75        203.58   238.69        124.90


                                                                                             CLASS C
                                                                       ----------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                            JUNE 30, 1998
                                                                                                           (DATE OF INITIAL
                                                                           YEAR ENDED OCTOBER 31,          PUBLIC OFFERING)
                                                                       ------------------------------       TO OCTOBER 31,
                                                                        2001        2000        1999             1998
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $        11.66       11.65       11.04            12.18
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         %         0.18        0.03        0.18+            0.06+
 Net realized and change in unrealized gain or loss on
 investments                                                   %        -1.81        0.66        0.83            -1.20
 Total income from investment operations                       %        -1.63        0.69        1.01            -1.14
 LESS DISTRIBUTIONS:
 From net investment income                                    %        -0.13       -0.15       -0.16               --
 From net realized gains on investments                        %           --       -0.53       -0.24               --
 Total distributions                                           %        -0.13       -0.68       -0.40               --
 Net asset value, end of period                                $         9.90       11.66       11.65            11.04
 TOTAL RETURN                                                  %       -14.10        6.15        9.30            -9.36
 Net assets, end of period (000's)                             $          123         169         127              158
 Ratio of net investment expenses to average net assets        %         1.95        1.95        2.20             2.24(1)
 Ratio of net investment income to average net assets          %         1.27        1.54        1.54             1.61(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %         2.11        2.08        2.28             2.40(1)
 Portfolio turnover rate                                       %       203.58      238.69      124.90           115.65

--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 70      ING Crossroads Fund

FINANCIAL HIGHLIGHTS                                             ING LEGACY FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                              CLASS A                                       CLASS B
                                        ----------------------------------------------------   ----------------------------------
                                                                              PERIOD FROM                          PERIOD FROM
                                                                            JANUARY 20, 1997                      MARCH 1, 1999
                                                                            (DATE OF INITIAL     YEAR ENDED      (DATE OF INITIAL
                                             YEAR ENDED OCTOBER 31,         PUBLIC OFFERING)     OCTOBER 31,     PUBLIC OFFERING)
                                        ---------------------------------    TO OCTOBER 31,    ---------------    TO OCTOBER 31,
                                         2001     2000     1999     1998          1997          2001     2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $    10.62    10.48    10.15    12.09         11.01         10.63    10.49         10.08
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              %     0.29     0.42     0.31+    0.31+         0.29+         0.27     0.38          0.16+
 Net realized and change in
 unrealized gain or loss on
 investments                        %    -0.86     0.34     0.46    -0.06          0.79         -0.91     0.31          0.25
 Total income from investment
 operations                         %    -0.57     0.76     0.77     0.25          1.08         -0.64     0.69          0.41
LESS DISTRIBUTIONS:
 From net investment income         %    -0.34    -0.28    -0.22    -0.57            --         -0.26    -0.21            --
 From net realized gains on
 investments                        %       --    -0.34    -0.22    -1.62            --            --    -0.34            --
 Total distributions                %    -0.34    -0.62    -0.44    -2.19            --         -0.26    -0.55            --
 Net asset value, end of period     $     9.71    10.62    10.48    10.15         12.09          9.73    10.63         10.49
 TOTAL RETURN                       %    -5.50     7.65     7.65     2.29          9.81         -6.14     6.91          4.07
 Net assets, end of period
 (000's)                            $   20,973   18,220   10.371    1.812           481           125      115           123
 Ratio of net investment expenses
 to average net assets              %     1.15     1.15     1.45     1.53          2.21(1)       1.90     1.90          2.20(1)
 Ratio of net investment income
 to average net assets              %     3.05     3.44     2.98     2.97          2.39(1)       2.30     2.69          2.23(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                 %     1.50     1.44     1.70     1.96          2.50(1)       2.25     2.19          2.45(1)
 Portfolio turnover rate            %   165.20   195.01   119.85   115.12        158.71        165.20   195.01        119.85


                                                                                             CLASS C
                                                                       ----------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                            JUNE 30, 1998
                                                                                                           (DATE OF INITIAL
                                                                           YEAR ENDED OCTOBER 31,          PUBLIC OFFERING)
                                                                       ------------------------------       TO OCTOBER 31,
                                                                        2001        2000        1999             1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $        10.59       10.46       10.18            10.72
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         %         0.24        0.32        0.23+            0.08+
 Net realized and change in unrealized gain or loss on
 investments                                                   %        -0.88        0.36        0.46            -0.62
 Total income from investment operations                       %        -0.64        0.68        0.69            -0.54
LESS DISTRIBUTIONS:
 From net investment income                                    %        -0.26       -0.21       -0.19               --
 From net realized gains on investments                        %           --       -0.34       -0.22               --
 Total distributions                                           %        -0.26       -0.55       -0.41               --
 Net asset value, end of period                                $         9.69       10.59       10.46            10.18
 TOTAL RETURN                                                  %        -6.18        6.81        6.88            -5.04
 Net assets, end of period (000's)                             $          251         275         304              171
 Ratio of net investment expenses to average net assets        %         1.90        1.90        2.20             2.24(1)
 Ratio of net investment income to average net assets          %         2.30        2.69        2.23             2.26(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %         2.25        2.19        2.45             2.67(1)
 Portfolio turnover rate                                       %       165.20      195.01      119.85           115.12

--------------------------------------------------------------------------------

(1) Annualized.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Legacy Fund       71

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.


DOMESTIC EQUITY AND INCOME FUNDS
ING Convertible Fund
ING Equity and Income Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Growth + Value Fund
ING Growth Opportunities Fund

ING LargeCap Growth Fund


ING MidCap Opportunities Fund

ING Research Enhanced Index Fund

ING SmallCap Opportunities Fund


DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING Large Company Value Fund
ING MagnaCap Fund
ING Tax Efficient Equity Fund

FIXED INCOME FUNDS
ING GNMA Income Fund
ING High Yield Bond Fund

ING High Yield Opportunity Fund

ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund
ING Strategic Income Fund

GLOBAL EQUITY FUNDS

ING Global Real Estate Fund

ING Global Technology Fund
ING Worldwide Growth Fund

INTERNATIONAL EQUITY FUNDS
ING Asia-Pacific Equity Fund
ING Emerging Countries Fund
ING European Equity Fund

ING International Fund

ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

MONEY MARKET FUNDS
ING Classic Money Market Fund
ING Money Market Fund

             [ING FUNDS LOGO]             P161 (3/02)

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Series Fund, Inc.                811-6352
  ING International Growth Fund
  ING Growth Fund
  ING Small Company Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
  ING Balanced Fund
  ING Growth and Income Fund
  ING Technology Fund
  ING Bond Fund
  ING Government Fund
  ING Aeltus Money Market Fund
  ING Ascent Fund
  ING Crossroads Fund
  ING Legacy Fund

       PROSPECTUS

[ABACUS PHOTO]

       August 1, 2002


       Class I
                                                 INSTITUTIONAL CLASS SHARES

                                                 INTERNATIONAL FUND
                                                 ING International Growth Fund

                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Fund
                                                 ING Small Company Fund
                                                 ING Technology Fund

                                                 DOMESTIC EQUITY INDEX FUNDS

                                                 ING Index Plus LargeCap Fund


                                                 ING Index Plus MidCap Fund


                                                 ING Index Plus SmallCap Fund


                                                 DOMESTIC EQUITY VALUE FUND
                                                 ING Value Opportunity Fund

                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Balanced Fund
                                                 ING Growth and Income Fund

                                                 FIXED INCOME FUNDS
                                                 ING Bond Fund
                                                 ING Government Fund
                                                 ING Aeltus Money Market Fund

                                                 GENERATION FUNDS
                                                 ING Ascent Fund
                                                 ING Crossroads Fund
                                                 ING Legacy Fund

       This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                         [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS





This Prospectus describes each Fund's objective, investment strategy and risks.



You'll also find:


[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY]  WHAT YOU
         PAY TO
         INVEST




WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS
    FUNDS AT A GLANCE                                        2
    INTERNATIONAL FUND
    ING International Growth Fund                            4



    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          6
    ING Small Company Fund                                   8
    ING Technology Fund                                     10



    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            12
    ING Index Plus MidCap Fund                              14
    ING Index Plus SmallCap Fund                            16



    DOMESTIC EQUITY VALUE FUNDS
    ING Value Opportunity Fund                              18



    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       20
    ING Growth and Income Fund                              22



    FIXED INCOME FUNDS
    ING Bond Fund                                           24
    ING Government Fund                                     26
    ING Aeltus Money Market Fund                            28



    GENERATION FUNDS
    ING Ascent Fund                                         30
    ING Crossroads Fund                                     30
    ING Legacy Fund                                         30

    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       38
    MANAGEMENT OF THE FUNDS                                 42
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      44
    MORE INFORMATION ABOUT RISKS                            45
    FINANCIAL HIGHLIGHTS                                    49
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FUNDS AT A GLANCE

--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.



                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Growth Fund                              Long-term capital growth
FUND              Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Fund                                            Growth of Capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Fund                                     Growth of Capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Fund                                        Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          Index Plus Large Cap Fund                              Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 composite Index
                                                                         (S&P 500), while maintaining a
                                                                         market level of risk

                  Index Plus Mid Cap Fund                                Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400), while maintaining a
                                                                         market level of risk

                  Index Plus Small Cap Fund                              Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 composite
                                                                         Index (S&P 600), while
                                                                         maintaining a market level of
                                                                         risk


DOMESTIC          Value Opportunity Fund                                 Growth of Capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Fund                                          Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  Growth and Income Fund                                 Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Fund                                              Provide as high a level of
FUNDS             Adviser: ING Investments, LLC                          total return as is consistent
                  Sub-Adviser: Aeltus Investment Management, Inc.        with reasonable risk

                  ING Government Fund                                    Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Aeltus Money Market Fund                               Provide high current return
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


GENERATION        Ascent Fund                                            Capital appreciation
FUNDS             Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Crossroads Fund                                        Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  Legacy Fund                                            Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital



 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Common stocks principally traded in countries             Price volatility and other risks that accompany an
outside of the U.S.                                       investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology industry sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


Securities issued or guaranteed as to the timely          Credit, interest rate, repayment and other risks that
payment of principal and interest by the U.S.             accompany an investment in government bonds and mortgage
Government, its agencies or instrumentalities.            related investments. Generally has less credit risk than
                                                          other income funds.


High quality, money market instruments.                   Credit, interest rate, repayment and other risks that
                                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.





                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH FUND                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.


The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING International Growth Fund

                                                   ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992      1993       1994       1995       1996       1997       1998       1999       2000       2001
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
  -10.84%     30.37%      0.04%      6.98%     23.23%     15.91%     18.34%     52.09%    -21.46%    -25.74%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter -- : -- %


                              -- quarter -- : -- %


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -25.74          4.00                  6.44
Class I Return After Taxes on Distributions                     %  -25.74          0.31                  3.69
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -15.67          2.25                  4.36
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  -21.21          1.17                  4.76(3)


(1) Class I commenced operations on January 3, 1992.

(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                     5.59    34.30    22.12    22.75    37.90    35.09    -12.60    -27.38

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter -- : -- %


                              -- quarter -- : -- %


             Fund's year-to-date total return as of June 30, 2002:


                                      -- %



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -27.38          7.74                  12.23
Class I Return After Taxes on Distributions                     %  -27.38          5.09                   9.45
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -16.67          5.73                   9.36
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %  -20.42          8.27                  12.58(3)


(1) Class I commenced operations on January 4, 1994.

(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Growth Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Small Company invests at least 80% of its net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993      1994       1995       1996       1997       1998       1999      2000       2001
  ----      ----      ----      -------    -------    -------    -------    -------   -------    -------

                         1.30%    48.17%     13.62%     33.28%      1.27%     31.01%     7.65%      3.74%

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter -- : -- %


                              -- quarter -- : -- %


             Fund's year-to-date total return as of June 30, 2002:


                                      -- %



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    3.74           14.58                  16.41
Class I Return After Taxes on Distributions                     %    3.63           11.28                  12.64
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    2.28           10.41                  11.88
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %    2.49            7.52                   9.79(3)


(1) Class I commenced operations on January 4, 1994.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) The Russell 2000 Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

ING TECHNOLOGY FUND                                    AIC Asset Management, LLC

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Technology invests at least 80% of its net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.


Companies in the information technology industries include companies that AIC considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:


- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.


AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.



In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Because Technology's investments are concentrated in the information technology industries, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                                                                   -24.67

(1) This figure is for the year ended December 31, 2001.


(2) Effective March 1, 2000, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Fund commenced operations.


            Best and worst quarterly performance during this period:

                              -- quarter -- : -- %


                              -- quarter -- : -- %


             Fund's year-to-date total return as of June 30, 2002:


                                      -- %



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -24.67           -34.61                  N/A
Class I Return After Taxes on Distributions                     %   -24.67           -34.61                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -15.02           -26.60                  N/A
Goldman Sachs Technology Industry Composite Index
(reflects no deduction for fees, expenses or taxes)(2)          %   -28.69           -38.48(3)               N/A


(1) Class I commenced operations on March 1, 2000.


(2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.


(3) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Index Plus LargeCap invests at least 80% of its assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 450 of the stocks included in the S&P 500. Although the Fund will not hold all the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 12      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                               33.93%   32.50%   24.51%   -9.46%   -13.97%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter -- : -- %


                              -- quarter -- : -- %


             Fund's year-to-date total return as of June 30, 2002:


                                      -- %



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -13.97          11.47                 11.07
Class I Return After Taxes on Distributions                     %  -14.26          10.25                  9.86
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -8.51           8.84                  8.51
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %  -11.88          10.70                 10.61(3)


(1) Class I commenced operations on December 10, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning December 10, 1996 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus LargeCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Index Plus MidCap invests at least 80% of its assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 14      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                          15.61%  19.98%   -1.59%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter -- : -- %


                              -- quarter -- : -- %


             Fund's year-to-date total return as of June 30, 2002:


                                      -- %



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %    -1.59            14.34                  N/A
Class I Return After Taxes on Distributions                     %    -1.75            11.28                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -0.97            10.36                  N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %    -0.61            12.67(3)               N/A


(1) Class I commenced operations on February 3, 1998.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The S&P MidCap 400 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 16      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                          10.28    7.83     3.21



(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter -- : -- %


                              -- quarter -- : -- %


             Fund's year-to-date total return as of June 30, 2002:


                                      -- %



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Standard & Poor's SmallCap Index (S&P SmallCap 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %    3.21            5.37                  N/A
Class I Return After Taxes on Distributions                     %    3.21            5.33                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    1.95            4.34                  N/A
S&P SmallCap 600 Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %    6.54            7.58(3)               N/A


(1) Class I commenced operations on February 3, 1998.

(2) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million.

(3) The S&P SmallCap 600 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus SmallCap Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
                                                          19.60%  8.41%   -10.15%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter --:  --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -10.15             8.41                  N/A
Class I Return After Taxes on Distributions                     %   -10.15             6.73                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    -6.18             6.45                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %   -11.88             5.49(3)               N/A


(1) Class I commenced operations on February 2, 1998.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning February 2, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:


- equities, such as common and preferred stocks;



- debt, such as bonds, mortgage-related and other asset-backed securities;



- U.S. Government securities; and



- money market instruments.


Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.

 20      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  6.68      9.73    -1.73    26.18    15.34    21.09    16.52    12.27    -1.05     -4.61

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                              -- quarter --:  --%


                              -- quarter --:  --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -4.61           8.38                   9.61
Class I Return After Taxes on Distributions                     %  -5.41           5.53                   7.04
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -2.81           5.84                   6.94
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  -11.88         10.70                  12.94(3)
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %   8.44           7.43                   7.23(5)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %  -3.71           9.81                  10.88


(1) Class I commenced operations on January 3, 1992.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of the Fund).

(4) The LBAB is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(5) The LBAB index return is for the period beginning January 3, 1992 (inception date of the Fund).

(6) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  7.81%         6.58%     -0.34%     31.49%     27.83%     31.51%     14.88%     17.87%    -11.40%    -18.66%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.


            Best and worst quarterly performance during this period:


                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                    5 YEARS                10 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -18.66             5.12                   9.47
Class I Return After Taxes on Distributions                     %   -18.80             1.76                   6.64
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -11.37             3.38                   7.03
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %   -11.88            10.70                  12.94(3)


(1) Class I commenced operations on January 3, 1992.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BOND FUND                                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, Bond invests at least 80% of its assets in:


- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.

In managing the ING Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


The principal risks of investing in ING Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING Bond Fund

                                                                   ING BOND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993     1994     1995     1996    1997    1988    1999     2000     2001
  ----    -----    -----    -----    ----    ----    ----    -----    -----    ----
  7.22%   10.22%   -3.26%   17.03%   3.39%   7.91%   8.45%   -0.86%    9.58%   8.60%

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %     8.60            6.66                  6.69
Class I Return After Taxes on Distributions                     %     5.61            4.18                  4.26
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %     5.20            4.09                  4.17
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %     8.44            7.43                  7.23(3)


(1) Class I commenced operations on January 3, 1992.


(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.


(3) The LBAB Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          ING Bond Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GOVERNMENT FUND                           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Under normal market conditions, ING Government invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States. Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.



In managing ING Government, Aeltus:


- Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.


- Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government may, at times, emphasize one type of U.S. Government security rather than another.


--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:



The principal risks of investing in ING Government are those generally attributable to bond investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.


In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 26      ING Government Fund

                                                             ING GOVERNMENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992      1993      1994       1995      1996       1997       1998       1999       2000       2001
  ----      ----      ----      -------   -------    -------    -------    -------    -------    -------
                        -1.89%    16.00%     2.29%      9.32%      7.72%     -0.38%     10.52%      6.94%

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as subadviser.

            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Intermediate Government Bond Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    6.94            6.75                  6.18
Class I Return After Taxes on Distributions                     %    4.65            4.48                  3.82
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    4.27            4.29                  3.76
Lehman Brothers Intermediate Government Bond Index (reflects
no deduction for fees, expenses or taxes)(2)                    %    8.42            7.06                  6.46(3)


(1) Class I commenced operations on January 4, 1994.

(2) The Lehman Brothers Intermediate Government Bond Index, an unmanaged index, includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.

(3) The Lehman Brothers Intermediate Government Bond Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING AELTUS MONEY MARKET FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. Aeltus seeks to maintains a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]


You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: Although Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market. An investment in Money Market is not insured or guaranteed by the FDIC or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of Money Market's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.


 28      ING Aeltus Money Market Fund

                                                    ING AELTUS MONEY MARKET FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                       1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          4.04%      3.29%      4.29%      5.99%      5.41%      5.45%      5.32%      4.98%      6.07%      3.85%

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Money Fund Report Averages(TM)/All Taxable Index.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return                                                  %    3.85            5.13                  4.86
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees, expenses or taxes)(2)                    %    3.60            4.75                  4.36(3)


(1) Class I commenced operations on January 3, 1992.


(2) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.


(3) The Money Fund Report Averages(TM)/All Taxable Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Aeltus Money Market Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GENERATION FUNDS                          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING ASCENT FUND


ING CROSSROADS FUND



ING LEGACY FUND



OBJECTIVES

Ascent seeks to provide capital appreciation.

Crossroads seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.


INVESTMENT STRATEGIES


Ascent, Crossroads and Legacy are asset allocation funds that have been designed for investors with different investment goals:

- Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Fund, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Fund's assets in high-yield instruments) and money market instruments. To remain consistent with each Generation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.

The Generation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Generation Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Generation Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.


RISKS





You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others: The success of each Generation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.


In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Generation Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Generation Fund are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 30      ING Generation Funds

                                                            ING GENERATION FUNDS
--------------------------------------------------------------------------------

     ASSET CLASS
                                           ASCENT            CROSSROADS(1)     LEGACY(2)         COMPARATIVE INDEX
     EQUITIES
     LARGE CAPITALIZATION STOCKS
     Range                                 0-70%             0-50%             0-30%             S&P 500 Index
     Benchmark                             35%               25%               15%
     SMALL-/MID-CAPITALIZATION STOCKS
     Range                                 0-40%             0-30%             0-20%             Russell 2500 Index
     Benchmark                             20%               15%               10%
     INTERNATIONAL STOCKS
     Range                                 0-40%             0-30%             0-20%             Morgan Stanley Capital
     Benchmark                             20%               15%               10%               International Europe,
                                                                                                 Australia and Far East Index
     REAL ESTATE STOCKS
     Range                                 0-10%             0-10%             0-10%             National Association of
     Benchmark                             5%                5%                5%                Real Estate Investment Trusts
                                                                                                 Equity Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                 0-30%             0-60%             0-90%             Salomon Brothers Broad
     Benchmark                             15%               30%               45%               Investment Grade Index
     INTERNATIONAL BONDS
     Range                                 0-10%             0-10%             0-10%             Salomon Brothers Non-U.S.
     Benchmark                             5%                5%                5%                World Government Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                 0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                             0%                5%                10%



---------------------

*See page 35 for a description of each composite index.


(1)Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Generation Funds       31

ING ASCENT FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999     2000     2001
----   ----    ----    -----    -----    ----    -----    -----    -----    -----

                       23.62    23.17    19.38    4.54    14.82    -2.33    -12.01

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Ascent Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -12.01           4.25                   9.41
Class I Return After Taxes on Distributions                     %   -12.54           1.67                   6.30
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -7.32           2.47                   6.42
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -11.46          10.14                  15.25(3)
Ascent Composite (reflects no deduction for fees, expenses
or taxes)(4)                                                    %    -6.50           7.96                  11.46(5)


(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of the Fund).


(4) The Ascent Composite is comprised of the asset class indices listed on page -- in weights that correspond to the particular benchmark weights applicable to Ascent. However, the Composite performance information for Ascent prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 20%, 20%, 10% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.


(5) The Ascent Composite return is for the period beginning January 4, 1995 (inception date of the Fund).

 32      ING Ascent Fund

                                                             ING CROSSROADS FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999    2000     2001
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                       21.05    18.59    16.95    4.11    10.40   -0.75    -7.51

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Crossroads Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    -7.51           4.29                   8.52
Class I Return After Taxes on Distributions                     %    -8.32           2.10                   5.70
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    -4.58           2.58                   5.73
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -11.46          10.14                  15.25(3)
Crossroads Composite (reflects no deduction for fees,
expenses or taxes)(4)                                           %    -2.74           7.75                  10.55(5)


(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of the Fund).


(4) The Crossroads Composite is comprised of the indices listed on page -- in weights that correspond to the particular benchmark weights applicable to Crossroads. However, the Composite performance information for Ascent prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 15%, 15%, 25% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.


(5) The Crossroads Composite return is for the period beginning January 4, 1995 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Crossroads Fund       33

ING LEGACY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999    2000    2001
----   ----    ----    -----    -----    ----    -----    ----    ----    -----

                       18.90    14.41    12.52    6.28    7.46    3.74    -2.77

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                               -- quarter --: --%


                               -- quarter --: --%


             Fund's year-to-date total return as of June 30, 2002:


                                      --%



                          AVERAGE ANNUAL TOTAL RETURNS

                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Legacy Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -2.77            5.33                  8.45
Class I Return After Taxes on Distributions                     %   -4.27            2.78                  5.38
Class IA Return After Taxes on Distributions and Sale of
Fund Shares                                                     %   -1.70            3.21                  5.50
Saly BIG Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %    8.51            7.43                  8.40(3)
Legacy Composite (reflects no deduction for fees, expenses
or taxes)(4)                                                    %    1.00            7.41                  9.55(5)


(1) Class I commenced operations on January 4, 1995.

(2) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage pass-through securities, and corporate issues.

(3) The Saly BIG Index return is for the period beginning January 4, 1995 (inception date of the Fund).


(4) The Legacy Composite is comprised of the asset class indices listed on page -- in weights that correspond to the particular benchmark weights applicable to Legacy. However, the Composite performance information for Legacy prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 10%, 10%, 40% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.


(5) The Legacy Composite return is for the period beginning January 4, 1995 (inception date of the Fund).

 34      ING Legacy Fund

                                                               BENCHMARK INDICES
--------------------------------------------------------------------------------

ASSET CLASS                                               BENCHMARK INDEX
--------------------------------------------------------------------------------------------------------------------------
Large Cap Stocks                                          The Standard & Poor's 500 Index is a value-weighted,
                                                          unmanaged index of 500 widely held stocks and is considered to be representative of the stock market in general.


Small-/Mid-Cap Stocks                                     The Russell 2500 Index consists of the smallest 500
                                                          securities in the Russell 1000 Index and all 2,000
                                                          securities in the Russell 2000 Index. Each of these indices is unmanaged.


International Stocks                                      The Morgan Stanley Capital International-Europe, Australia,
                                                          Far East Index is a market value-weighted average of the
                                                          performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.


Real Estate Stocks                                        The National Association of Real Estate Investment Trusts
                                                          Equity Index is a market-weighted total return of all
                                                          tax-qualified real estate investment trusts listed on the
                                                          New York Stock Exchange, American Stock Exchange and the
                                                          NASDAQ National Market System.


U.S. Dollar Bonds                                         Salomon Brothers Broad Investment-Grade Bond Index is an
                                                          unmanaged, market-weighted index that contains approximately
                                                          4,700 individually priced Investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities and corporate issues.


International Bonds                                       The Salomon Brothers Non-U.S. World Government Bond Index
                                                          serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom,
                                                          Germany, France, Canada, the Netherlands, Australia,
                                                          Denmark, Italy, Belgium, Spain and Sweden.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to
                                                          cash because their maturity is only three months.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)                                     none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none




OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)

(AS A % OF AVERAGE NET ASSETS)

CLASS I


                                                      DISTRIBUTION                      TOTAL           WAIVERS
                                                      AND SERVICE                       FUND              AND
                                         MANAGEMENT     (12B-1)          OTHER        OPERATING      REIMBURSEMENTS        NET
FUND                                        FEE           FEES        EXPENSES(2)     EXPENSES     AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth              %        0.85                         0.50           1.35              0.00             1.35
 Growth                            %        0.69                         0.22           0.91              0.00             0.91
 Small Company                     %        0.85                         0.24           1.09              0.00             1.09
 Technology                        %        1.05                         1.31           2.36              0.86             1.50
 Index Plus LargeCap               %        0.45                         0.21           0.66              0.00             0.66
 Index Plus MidCap                 %        0.45                         0.80           1.25              0.50             0.75
 Index Plus SmallCap               %        0.45                         1.40           1.85              1.10             0.75
 Value Opportunity                 %        0.70                         1.04           1.74              0.64             1.10
 Balanced                          %        0.80                         0.30           1.10              0.00             1.10
 Growth and Income                 %        0.68                         0.18           0.86              0.00             0.86
 Bond                              %
 ING Government                    %
 Aeltus Money Market               %
 Ascent                            %        0.80                         0.36           1.16              0.16             1.00
 Crossroads                        %        0.80                         0.31           1.11              0.16             0.95
 Legacy                            %        0.80                         0.45           1.25              0.35             0.90


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent completed fiscal year.



(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of average daily net assets.



(2) ING Investments, LLC (ING), the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund (except Growth, Balanced, Growth and Income and Money Market) under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The expense limit for each Fund is shown as Total Net Portfolio Expenses. For each Fund, the expense limits will continue through at least December 31, 2002. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds was contractually obligated through October 31, 2001 to waive all or a portion of its investment advisory fee and/or administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Total Net Portfolio Expenses". The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Fee Waiver/Expense Reimbursements."


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS I FUND                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------
 International Growth                                             137         428          739       1,624
 Growth                                                            93         290          504       1,120
 Small Company                                                    111         347          601       1,329
 Technology                                                       153         654        1,182       2,630
 Index Plus Large Cap                                              67         211          368         822
 Index Plus MidCap                                                 77         347          638       1,467
 Index Plus SmallCap                                               77         475          898       2,079
 Value Opportunity                                                112         486          884       1,999
 Balanced                                                         112         350          606       1,340
 Growth and Income                                                 88         274          477       1,061
 Bond
 ING Government
 Aeltus Money Market
 Ascent                                                           102         353          623       1,395
 Crossroads                                                        97         337          596       1,337
 Legacy                                                            92         362          653       1,480
------------------------------------------------------------------------------------------------------------


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

- The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; (iv) ING Group and its affiliates for purposes of corporate cash management and (v) shareholders holding Class I shares as of February 28, 2002, as long as they maintain a shareholder account.

- The minimum amount of each Class I investment after your first one is $100,000, except that Class I shareholders who were eligible to purchase shares with a minimum initial investment of $1,000 will be allowed to make subsequent minimum investments of $1,000.

- We record most shares on our books electronically. We will issue a certificate if you ask us in writing, however most of our shareholders prefer not to have their shares in certificate form because certified shares can't be sold or exchanged by telephone.

- We have the right to refuse a request to buy shares.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co. Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the Fund and mail
                    completed Application.   them to the address on
                    Please indicate your     the account statement.
                    investment               Remember to write your
                    professional on the      account number on the
                    New Account              check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to:
                    -------------------
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

 38      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right:

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis. Generally,

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor imposes
                          any such charge.
 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.
 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call the Shareholder
                          Services Representative at (800)
                          992-0180.
                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.
                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       39

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each Class I share of each Fund is calculated by taking the value of the Fund's assets attributable to the Class I shares, subtracting the Fund's liabilities attributable to the Class I shares, and dividing by the number Class I shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The ING Aeltus Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS


Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES


You may exchange shares of a Fund for shares of the same class of any other Fund. You should review the Prospectus of the ING Fund you intend to exchange into before exchanging your shares.


The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


In addition to the Funds available in this Prospectus, ING Funds Distributor, Inc. offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by ING Funds Distributor, Inc., please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.


You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone

 40      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, ($500 for shareholders holding Class I shares as of February 28, 2002), other than as a result of a decline in the NAV per share.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and selecting Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS

--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of June 30, 2002, ING managed over $   billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:



                                                          ADVISORY
FUND                                                        FEE
International Growth                                        0.85%
Growth                                                      0.69
Small Company                                               0.85
Technology                                                  0.19
Index Plus LargeCap                                         0.45
Index Plus MidCap                                           0.00
Index Plus SmallCap                                         0.00
Value Opportunity                                           0.06
Balanced                                                    0.80
Growth and Income                                           0.68
Bond
ING Government
Aeltus Money Market
Ascent                                                      0.64
Crossroads                                                  0.64
Legacy                                                      0.45



SUB-ADVISERS


ING has engaged Sub-Advisers to provide the day-to-day management of each Fund's portfolio.


AELTUS INVESTMENT MANAGEMENT, INC.



Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as Sub-Adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2002, Aeltus managed over $ billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.



Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.


SMALL COMPANY FUND


Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.


VALUE OPPORTUNITY FUND

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL GROWTH FUND


International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised Funds since 1994.


GROWTH FUND


Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Fund. Mr. Bragdon has over 29 years of experience in the investment business, including more than 20 years with Aeltus.



INDEX PLUS LARGECAP, INDEX PLUS MIDCAP, INDEX PLUS SMALLCAP



Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.



Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously, served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.



 42      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

BALANCED FUND

Balanced is managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has been co-managing Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing Balanced since March 2002. Mr. Huber heads a team of fixed-income specialists, and is responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

GROWTH AND INCOME FUND

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

BOND FUND, ING GOVERNMENT FUND


Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead Portfolio Manager and heads the fixed income team in management of the Bond Fund and ING Government Fund. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.



AELTUS MONEY MARKET



Aeltus Money Market is managed by a team of Aeltus fixed-income specialists led by Lennart Carlson, Senior Vice President, Aeltus. Mr. Carlson has been managing Aeltus Money Market since March 2002. Mr. Carlson is also responsible for the coordination and execution of trading across all of Aeltus' fixed-income portfolios and has over 17 years experience in fixed-income investments.


GENERATION FUNDS

ASCENT, CROSSROADS, LEGACY

Ascent, Crossroads and Legacy are managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead portfolio manager and asset allocation strategist for each Generation Fund since December 1999. Mr. Kochen heads a team of equity investment specialists each of whom specializes in a particular asset class. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing the Generation Funds since March 2002 and heads the team of fixed-income specialists. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.


TECHNOLOGY FUND



AIC ASSET MANAGEMENT, LLC



AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as subadviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology.



Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       43

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends if any, as follows:


ANNUALLY              ANNUALLY             MONTHLY
--------              --------             -------
International Growth  Balanced             Bond
Growth                Growth and Income    ING Government
Small Company                              Money Market(1)
Technology
Index Plus LargeCap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Ascent
Crossroads
Legacy



(1) Dividends are declared daily and paid monthly.



Capital gains, if any, are distributed annually.


DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund which offers the Class.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 44      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as your hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).



Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Investment Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.



PRINCIPAL RISKS



FUTURES CONTRACTS AND OPTIONS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).


- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


SWAPS (BOND, BALANCED, ASCENT, CROSSROADS AND LEGACY). The Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.


Swap agreements can take many different forms and are known by a variety of names. Those Funds eligible to enter into swaps are not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with that Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counter party's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.


If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.



INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.



CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.



CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       45

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.



One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.



OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT BOND AND AELTUS MONEY MARKET). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, AELTUS MONEY MARKET, ASCENT, CROSSROADS AND LEGACY). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.



DERIVATIVES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.



HIGH YIELD SECURITIES (ALL FUNDS EXCEPT INTERNATIONAL GROWTH, TECHNOLOGY AND AELTUS MONEY MARKET). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.



INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in



 46      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.



Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.



EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.



TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS EXCEPT INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP). When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.



PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.



CONCENTRATION (TECHNOLOGY). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.



MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.



OTHER RISKS



REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which include the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.



LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



BORROWING (ALL FUNDS). Each Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.



REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.



SHORT SALES (ALL FUNDS). Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that





              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       47

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.



PAIRING OFF TRANSACTIONS [CONFIRM]. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.



PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.



RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, (i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



 48      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Funds' financial statements, is included in the Fund's annual report, which is available upon request.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       49

ING INTERNATIONAL GROWTH FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                 YEAR ENDED OCTOBER 31,
                                                                     ----------------------------------------------
                                                                      2001      2000      1999      1998      1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $      13.57     13.78     11.87     13.65     11.79
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $      -0.01     -0.09      0.01+     0.02+     0.02+
 Net realized and change in unrealized gain or loss on
 investments                                                   $      -4.17      1.47      3.09      1.06      2.89
 Total from investment operations                              $      -4.18      1.38      3.10      1.08      2.91
LESS DISTRIBUTIONS:
 From net investment income                                    $         --        --     -0.59     -0.40     -0.16
 From net realized gains on investments                        $      -1.52     -1.59     -0.60     -2.46     -0.89
 From in excess of net realized gains on investments           $      -0.55        --        --        --        --
 Total distributions                                           $      -2.07     -1.59     -1.19     -2.86     -1.05
 Net asset value, end of period                                $       7.32     13.57     13.78     11.87     13.65
 TOTAL RETURN                                                  %     -35.47      9.16     28.10     10.22     26.02
 Net assets, end of period (000's)                             $     27,777    46,655    42,605    34,556    56,369
 Ratio of net investment expenses to average net assets        %       1.35      1.24      1.35      1.48      1.72
 Ratio of net investment income to average net assets          %      -0.14     -0.30      0.09      0.15      0.18
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %         --      1.24      1.53      1.67        --
 Portfolio turnover rate                                       %     221.92    181.87    175.71    152.73    194.41


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 50      ING International Growth Fund

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                   YEAR ENDED OCTOBER 31,
                                                                     --------------------------------------------------
                                                                      2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       22.98      22.54      16.62      17.02     14.36
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       -0.04      -0.04      -0.01+      0.01+     0.01+
 Net realized and change in unrealized gain or loss on
 investments                                                   $       -8.39       3.56       6.13       2.09      3.88
 Total from investment operations                              $       -8.43       3.52       6.12       2.10      3.89
LESS DISTRIBUTIONS:
 From net investment income                                    $          --         --         --         --     -0.03
 From net realized gains on investments                        $       -2.30      -3.08      -0.20      -2.50     -1.20
 From in excess of net realized gains on investments           $       -0.30         --         --         --        --
 Total distributions                                           $       -2.60      -3.08      -0.20      -2.50     -1.23
 Net asset value, end of period                                $       11.95      22.98      22.54      16.62     17.02
 TOTAL RETURN                                                  %      -40.54      16.65      37.09      14.78     28.95
 Net assets, end of period (000's)                             $     141,232    254,209    206,238    128,667    82,186
 Ratio of net investment expenses to average net assets        %        0.91       0.87       0.94       1.00      1.17
 Ratio of net investment income to average net assets          %       -0.28      -0.09      -0.04       0.07      0.08
 Portfolio turnover rate                                       %      199.29     182.66     142.28     170.46    141.07


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       51

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                  YEAR ENDED OCTOBER 31,
                                                                     ------------------------------------------------
                                                                      2001       2000       1999      1998      1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       15.26      12.46     10.43     15.55     14.67
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $        0.07       0.06      0.05+     0.09+    -0.06+
 Net realized and change in unrealized gain or loss on
 investments                                                   $       -1.34       3.72      2.08     -0.90      4.45
 Total income from investment operations                       $       -1.27       3.78      2.13     -0.81      4.39
LESS DISTRIBUTIONS:
 From net investment income                                    $       -0.08      -0.04     -0.04        --        --
 From net realized gains on investments                        $       -0.71      -0.94     -0.06     -4.31     -3.51
 From in excess of net realized gains on investments           $       -0.03         --        --        --        --
 Total distributions                                           $       -0.82      -0.98     -0.10     -4.31     -3.51
 Net asset value, end of period                                $       13.17      15.26     12.46     10.43     15.55
 TOTAL RETURN                                                  %       -8.41      31.79     20.54     -7.47     37.80
 Net assets, end of period (000's)                             $     183,569    188,306    51,423    29,543    22,661
 Ratio of net investment expenses to average net assets        %        1.09       1.10      1.23      1.32      1.58
 Ratio of net investment income to average net assets          %        0.50       0.46      0.43      0.46     -0.42
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %          --         --      1.25      1.43        --
 Portfolio turnover rate                                       %      256.66     333.36    231.94    211.87    150.43


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 52      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                       PERIOD FROM
                                                                                      MARCH 1, 2000
                                                                                      (COMMENCEMENT
                                                                     YEAR ENDED     OF OPERATIONS) TO
                                                                     OCTOBER 31,       OCTOBER 31,
                                                                        2001              2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $          8.58             10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $         -0.06             -0.14
 Net realized and change in unrealized gain or loss on
 investments                                                   $         -4.62             -1.28
 Total income from investment operations                       $         -4.68             -1.42
 Net asset value, end of period                                $          3.90              1.50
 TOTAL RETURN                                                  %        -54.55            -14.20
 Net assets, end of period (000's)                             $           839             1,569
 Ratio of net investment expenses to average net assets        %          1.50              1.50(1)
 Ratio of net investment income to average net assets          %         -1.11             -1.09(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %          2.36              2.48(1)
 Portfolio turnover rate                                       %        175.07            124.43


--------------------------------------------------------------------------------

(1) Annualized.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       53

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                                                   PERIOD FROM
                                                                                                                DECEMBER 10, 1996
                                                                                                                  (COMMENCEMENT
                                                                             YEAR ENDED OCTOBER 31,             OF OPERATIONS) TO
                                                                    ----------------------------------------       OCTOBER 31,
                                                                     2001       2000       1999       1998            1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $       18.79      17.48      13.78      12.43           10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $        0.14       0.07       0.11+      0.13+           0.12+
 Net realized and change in unrealized gain or loss on
 investments                                                  $       -5.01       1.32       3.86       2.57            2.33
 Total income from investment operations                      $       -4.87       1.39       3.97       2.70            2.45
LESS DISTRIBUTIONS:
 From net investment income                                   $       -0.09      -0.08      -0.07      -0.13           -0.02
 From net realized gains on investments                       $          --         --      -0.20      -1.22              --
 Total distributions                                          $       -0.09      -0.08      -0.27      -1.35           -0.02
 Net asset value, end of period                               $       13.83      18.79      17.48      13.78           12.43
 TOTAL RETURN                                                 %      -26.03       7.99      29.05      23.46           24.49
 Net assets, end of period (000's)                            $     136,852    170,673    141,377     31,671          10,876
 Ratio of net investment expenses to average net assets       %        0.66       0.66       0.70       0.70            0.70(1)
 Ratio of net investment income to average net assets         %        0.83       0.56       0.67       0.96            1.15(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                           %        0.66         --       0.75       1.17            1.95(1)
 Portfolio turnover rate                                      %      116.74     104.31      72.14     124.16           82.31


--------------------------------------------------------------------------------

(1) Annualized.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.


 54      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND

--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                                        PERIOD FROM
                                                                                                     FEBRUARY 3, 1998
                                                                                                       (COMMENCEMENT
                                                                         YEAR ENDED OCTOBER 31,      OF OPERATIONS) TO
                                                                       --------------------------       OCTOBER 31,
                                                                        2001      2000      1999           1998
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $      14.78     12.70     10.36          10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                           $       0.11      0.02++    0.07+          0.04+
 Net realized and change in unrealized gain or loss on
 investments                                                     $      -1.78      3.90      2.32           0.32
 Total income from investment operations                         $      -1.67      3.92      2.39           0.36
LESS DISTRIBUTIONS:
 From net investment income                                      $      -0.04     -0.06     -0.05             --
 From net realized gains on investments                          $      -1.67     -1.78        --             --
 From in excess of net realized gains on investments             $      -0.35        --        --             --
 Total distributions                                             $      -2.06     -1.84     -0.05             --
 Net asset value, end of period                                  $      11.05     14.78     12.70          10.36
 TOTAL RETURN                                                    %     -12.52     35.42     23.14           3.60
 Net assets, end of period (000's)                               $        456     2,219     6,806          6,996
 Ratio of net investment expenses to average net assets          %       0.75      0.75      0.75           0.75(1)
 Ratio of net investment income to average net assets            %       0.53      0.38      0.55           0.57(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                              %       1.25      1.25      1.78           2.51(1)
 Portfolio turnover rate                                         %     181.00    180.24    130.93         129.87


--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.


                                             ING Index Plus MidCap Fund       55

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                                       PERIOD FROM
                                                                                                    FEBRUARY 3, 1998
                                                                                                      (COMMENCEMENT
                                                                        YEAR ENDED OCTOBER 31,      OF OPERATIONS) TO
                                                                       -------------------------       OCTOBER 31,
                                                                        2001      2000     1999           1998
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $      11.66      9.95     8.87          10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                           $       0.01     -0.02(++)  0.02(+)        0.02(+)
 Net realized and change in unrealized gain or loss on
 investments                                                     $      -0.87      1.74     1.08          -1.15
 Total income from investment operations                         $      -0.86      1.72     1.10          -1.13
LESS DISTRIBUTIONS:
 From net investment income                                      $         --     -0.01    -0.02             --
 Total distributions                                             $         --     -0.01    -0.02             --
 Net asset value, end of period                                  $      10.80     11.66     9.95           8.87
 TOTAL RETURN                                                    %      -7.38     17.35    12.46         -11.30
 Net assets, end of period (000's)                               $      3,600     4,825    5,902          5,862
 Ratio of net investment expenses to average net assets          %       0.75      0.75     0.75           0.75(1)
 Ratio of net investment income to average net assets            %       0.09     -0.05     0.22           0.25(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                              %       1.85      1.52     2.03           2.63(1)
 Portfolio turnover rate                                         %     117.78    133.95    85.28         100.41


--------------------------------------------------------------------------------

(1) Annualized.

 ++  Per share data calculated using the SEC method.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.


 56      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                                         PERIOD FROM
                                                                                                      FEBRUARY 2, 1998
                                                                                                        (COMMENCEMENT
                                                                        YEAR ENDED OCTOBER 31,        OF OPERATIONS) TO
                                                                     -----------------------------       OCTOBER 31,
                                                                      2001       2000       1999            1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       14.55      13.24       9.99           10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       -0.05      -0.01       0.03+           0.03+
 Net realized and change in unrealized gain or loss on         $
 investments                                                           -2.16       2.21       3.25           -0.04
 Total income from investment operations                       $       -2.21       2.20       3.28           -0.01
LESS DISTRIBUTIONS:
 From net investment income                                    $       -0.02      -0.04      -0.03              --
 From net realized gains on investments                        $       -2.02      -0.85         --              --
 From in excess of net realized gains on investments           $       -0.02         --         --              --
 Total distributions                                           $       -2.06      -0.89      -0.03              --
 Net asset value, end of period                                $       10.28      14.55      13.24            9.99
 TOTAL RETURN                                                  %      -17.02      17.52      32.88           -0.10
 Net assets, end of period (000's)                             $         320      3,550      5,455           4,625
 Ratio of net investment expenses to average net assets        %        1.10       1.10       1.10            1.10(1)
 Ratio of net investment income to average net assets          %        0.15       0.08       0.23            0.37(1)
 Ratio of expenses before reimbursement and waiver to          %
 average net assets                                                     1.74       1.62       2.52            3.41(1)
 Portfolio turnover rate                                       %      172.48     161.57     124.83          132.45


--------------------------------------------------------------------------------

(1) Annualized.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       57

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                  YEAR ENDED OCTOBER 31,
                                                                     ------------------------------------------------
                                                                      2001      2000      1999      1998       1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $      14.10     13.74     12.84      14.09      13.52
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       0.26      0.30      0.32+      0.33+      0.33+
 Net realized and change in unrealized gain or loss on         $
 investments                                                          -1.85      0.90      1.53       1.02       2.04
 Total income from investment operations                       $      -1.59      1.20      1.85       1.35       2.37
LESS DISTRIBUTIONS:
 From net investment income                                    $      -0.28     -0.30     -0.34      -0.32      -0.30
 From net realized gains on investments                        $      -1.10     -0.54     -0.61      -2.28      -1.50
 From in excess of net realized gains on investments           $      -0.11        --        --         --         --
 Total distributions                                           $      -1.49     -0.84     -0.95      -2.60      -1.80
 Net asset value, end of period                                $      11.02     14.10     13.74      12.84      14.09
 TOTAL RETURN                                                  %     -12.16      9.04     14.79      10.81      19.57
 Net assets, end of period (000's)                             $     71,759    94,149    98,717    111,887    105,813
 Ratio of net investment expenses to average net assets        %       1.10      1.06      1.11       1.12       1.24
 Ratio of net investment income to average net assets          %       2.06      2.24      2.38       2.54       2.43
 Portfolio turnover rate                                       %     179.70    241.99    127.46      84.55     116.69


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 58      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                   YEAR ENDED OCTOBER 31,
                                                                     ---------------------------------------------------
                                                                      2001       2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $       14.26      16.74      15.26      18.08      15.74
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $        0.05       0.05       0.09+      0.12+      0.15+
 Net realized and change in unrealized gain or loss on         $
 investments                                                           -3.99       0.52       3.26       0.51       5.00
 Total income from investment operations                       $       -3.94       0.57       3.35       0.63       5.15
LESS DISTRIBUTIONS:
 From net investment income                                    $       -0.04      -0.05      -0.14      -0.13      -0.21
 From net realized gains on investments                        $       -0.53      -3.00      -1.73      -3.32      -2.60
 From in excess of net realized gains on investments           $       -0.21         --         --         --         --
 Total distributions                                           $       -0.78      -3.05      -1.87      -3.45      -2.81
 Net asset value, end of period                                $        9.54      14.26      16.74      15.26      18.08
 TOTAL RETURN                                                  %      -28.93       3.76      23.00       3.80      37.44
 Net assets, end of period (000's)                             $     296,248    479,823    558,913    614,493    595,969
 Ratio of net investment expenses to average net assets        %        0.86       0.83       0.86       0.88       1.00
 Ratio of net investment income to average net assets          %        0.38       0.33       0.56       0.71       0.93
 Portfolio turnover rate                                       %      194.17     167.45     121.99     160.48     157.92


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       59

ING BOND FUND                                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the five months ended March 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                  FIVE MONTHS                  YEAR ENDED OCTOBER 31,
                                                                     ENDED         ----------------------------------------------
                                                                 MARCH 31, 2002     2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $                         9.93      9.98     10.38     10.22     10.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     $                         0.52      0.59      0.57+     0.60+     0.62+
 Net realized and change in unrealized gain or loss on     $
 investments                                                                         0.86     -0.12     -0.41      0.17      0.13
 Total income from investment operations                   $                         1.38      0.47      0.16      0.77      0.75
LESS DISTRIBUTIONS:
 From net investment income                                $                        -0.55     -0.52     -0.56     -0.61     -0.62
 Total distributions                                       $                        -0.55     -0.52     -0.56     -0.61     -0.62
 Net asset value, end of period                            $                        10.76      9.93      9.98     10.38     10.22
 TOTAL RETURN                                              %                        14.20      4.88      1.56      7.72      7.72
 Net assets, end of period (000's)                         $                       38,716    31,000    34,268    41,804    34,080
 Ratio of net investment expenses to average net assets    %                         0.75      0.75      0.75      0.75      0.75
 Ratio of net investment income to average net assets      %                         5.09      6.00      5.52      5.79      6.07
 Ratio of expenses before reimbursement and waiver to      %
 average net assets                                                                  0.82      0.84      0.93      0.97      1.14
 Portfolio turnover rate                                   %                       235.44    361.83    174.14     77.01     48.56


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 60      ING Bond Fund

FINANCIAL HIGHLIGHTS                                         ING GOVERNMENT FUND
--------------------------------------------------------------------------------


For the five months ended March 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                  FIVE MONTHS                  YEAR ENDED OCTOBER 31,
                                                                     ENDED         ----------------------------------------------
                                                                 MARCH 31, 2002     2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $                         9.94      9.86     10.29      9.99      9.80
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     $                         0.49      0.57      0.51+     0.53+     0.58+
 Net realized and change in unrealized gain or loss
 on investments                                            $                         0.74     -0.09     -0.45      0.30      0.21
 Total income from investment operations                   $                         1.23      0.66      0.06      0.83      0.79
LESS DISTRIBUTIONS:
 From net investment income                                $                        -0.46     -0.58     -0.49     -0.53     -0.60
 Total distributions                                       $                        -0.46     -0.58     -0.49     -0.53     -0.60
 Net asset value, end of period                            $                        10.71      9.94      9.86     10.29      9.99
 TOTAL RETURN                                              %                        12.67      6.92      0.58      8.54      8.39
 Net assets, end of period (000's)                         $                       19,458    11,021     9,808    13,980    10,217
 Ratio of net investment expenses to average net
 assets                                                    %                         0.70      0.70      0.70      0.70      0.70
 Ratio of net investment income to average net
 assets                                                    %                         4.80      5.90      5.00      5.21      5.91
 Ratio of expenses before reimbursement and waiver
 to average net assets                                     %                         0.95      0.97      1.47      1.51      1.70
 Portfolio turnover rate                                   %                       260.00    138.83     30.72    181.08    147.78


--------------------------------------------------------------------------------

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       61

ING AELTUS MONEY MARKET FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the five months ended March 31, 2002, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                             FIVE MONTHS                    YEAR ENDED OCTOBER 31,
                                                                ENDED         ---------------------------------------------------
                                                            MARCH 31, 2002     2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $                          1.00       1.00       1.00       1.00       1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $                          0.05       0.06       0.05+      0.05+      0.05+
 Total income from investment operations              $                          0.05       0.06       0.05       0.05       0.05
LESS DISTRIBUTIONS:
 From net investment income                           $                         -0.05      -0.06      -0.05      -0.05      -0.05
 Total distributions                                  $                         -0.05      -0.06      -0.05      -0.05      -0.05
 Net asset value, end of period                       $                          1.00       1.00       1.00       1.00       1.00
 TOTAL RETURN                                         %                          4.58       5.97       4.88       5.36       5.49
 Net assets, end of period (000's)                    $                       239,531    245,774    284,594    276,024    273,710
 Ratio of net investment expenses to average net
 assets                                               %                          0.64       0.59       0.50       0.48       0.37
 Ratio of net investment income to average net
 assets                                               %                          4.51       5.80       4.79       5.24       5.31
 Ratio of expenses before reimbursement and waiver
 to average net assets                                %                            --       0.65       0.64       0.72       0.81


--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 62      ING Aeltus Money Market Fund

FINANCIAL HIGHLIGHTS                                             ING ASCENT FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                       YEAR ENDED OCTOBER 31,
                                                                       ------------------------------------------------------
                                                                        2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $        12.03       12.14       11.14       14.48       12.57
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         %         0.17        0.18        0.22+       0.24+       0.21+
 Net realized and change in unrealized gain or loss on
 investments                                                   %        -2.44        0.82        1.27       -0.41        2.92
 Total income from investment operations                       %        -2.27        1.00        1.49       -0.17        3.13
LESS DISTRIBUTIONS:
 From net investment income                                    %        -0.16       -0.22       -0.18       -0.41       -0.25
 From net realized gains on investments                        %           --       -0.89       -0.31       -2.76       -0.97
 Total distributions                                           %        -0.16       -1.11       -0.49       -3.17       -1.22
 Net asset value, end of period                                $         9.60       12.03       12.14       11.14       14.48
 TOTAL RETURN                                                  %       -19.05        8.62       13.66       -1.90       26.59
 Net assets, end of period (000's)                             $       30,463      42,626      41,936      38,012      27,359
 Ratio of net investment expenses to average net assets        %         1.00        1.00        1.20        1.24        1.52
 Ratio of net investment income to average net assets          %         1.48        1.76        1.86        2.00        1.53
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %         1.16        1.10        1.26        1.43        1.61
 Portfolio turnover rate                                       %       242.05      247.90      131.62      105.08      162.80


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Ascent Fund       63

ING CROSSROADS FUND                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                                       YEAR ENDED OCTOBER 31,
                                                                       ------------------------------------------------------
                                                                        2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $        11.76       11.76       11.08       13.29       12.16
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $         0.27        0.27        0.30+       0.31+       0.27+
 Net realized and change in unrealized gain or loss on
 investments                                                   $        -1.80        0.55        0.83       -0.37        2.16
 Total income from investment operations                       $        -1.53        0.82        1.13       -0.06        2.43
LESS DISTRIBUTIONS:
 From net investment income                                    $        -0.27       -0.29       -0.21       -0.45       -0.30
 From net realized gains on investments                        $           --       -0.53       -0.24       -1.70       -1.00
 Total distributions                                           $        -0.27       -0.82       -0.45       -2.15       -1.30
 Net asset value, end of period                                $         9.96       11.76       11.76       11.08       13.29
 TOTAL RETURN                                                  %       -13.28        7.29       10.31       -0.87       21.65
 Net assets, end of period (000's)                             $       37,961      49,898      48,440      37,620      26,028
 Ratio of net investment expenses to average net assets        %         0.95        0.95        1.20        1.24        1.57
 Ratio of net investment income to average net assets          %         2.27        2.54        2.54        2.61        2.13
 Ratio of expenses before reimbursement and waiver to
 average net assets                                            %         1.11        1.08        1.28        1.40        1.66
 Portfolio turnover rate                                       %       203.58      238.69      124.90      115.65      161.75


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 64      ING Crossroads Fund

FINANCIAL HIGHLIGHTS                                             ING LEGACY FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                              YEAR ENDED OCTOBER 31,
                                                  -------------------------------------------------------------------------------
                                                     2001             2000             1999             1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $          10.73            10.57            10.21            12.15            11.64
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                    %           0.37             0.33             0.34+            0.35+            0.32+
 Net realized and change in unrealized
 gain or loss on investments              %          -0.92             0.47             0.46            -0.07             1.41
 Total income from investment
 operations                               %          -0.55             0.80             0.80             0.28             1.73
LESS DISTRIBUTIONS:
 From net investment income               %          -0.36            -0.30            -0.22            -0.60            -0.33
 From net realized gains on investments   %             --            -0.34            -0.22            -1.62            -0.89
 Total distributions                      %          -0.36            -0.64            -0.44            -2.22            -1.22
 Net asset value, end of period           $           9.82            10.73            10.57            10.21            12.15
 TOTAL RETURN                             %          -5.24             7.93             7.99             2.51            15.94
 Net assets, end of period (000's)        $         20,201           26,494           24,107           22,352           18,313
 Ratio of net investment expenses to
 average net assets                       %           0.90             0.90             1.20             1.24             1.63
 Ratio of net investment income to
 average net assets                       %           3.30             3.69             3.23             3.26             2.77
 Ratio of expenses before reimbursement
 and waiver to average net assets         %           1.25             1.19             1.45             1.67             1.75
 Portfolio turnover rate                  %         165.20           195.01           119.85           115.12           158.71


--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Legacy Fund       65

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.



DOMESTIC EQUITY GROWTH FUNDS

ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Research Enhanced Index Fund
ING SmallCap Opportunities Fund


DOMESTIC EQUITY VALUE FUNDS

ING Large Company Value Fund
ING MagnaCap Fund


FIXED INCOME FUNDS

ING GNMA Income Fund
ING Intermediate Bond Fund


GLOBAL EQUITY FUND

ING Global Technology Fund


INTERNATIONAL EQUITY FUNDS

ING International Fund
ING International Value Fund


MONEY MARKET FUNDS

ING Classic Money Market Fund

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov


Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov.


When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:


ING Series Fund, Inc.                811-6352
  ING International Growth Fund
  ING Growth Fund
  ING Small Company Fund
  ING Technology Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
ING Balanced Fund
ING Growth and Income Fund
ING Bond Fund
ING Government Fund
ING Aeltus Money Market Fund
ING Ascent Fund
ING Crossroads Fund
ING Legacy Fund


   [ING FUNDS LOGO]                                P162 (3/02)

                                ING DIRECT FUNDS

                                   PROSPECTUS
                                 CLASS O SHARES


                                 August 1, 2002



                           CAPITAL APPRECIATION FUNDS
                International Growth Fund (International Growth)
                          Technology Fund (Technology)


                                   INCOME FUND
                              Bond Fund (Bond Fund)

                                INDEX PLUS FUNDS
                 Index Plus LargeCap Fund (Index Plus Large Cap)
                   Index Plus MidCap Fund (Index Plus MidCap)
                 Index Plus SmallCap Fund (Index Plus SmallCap)





This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.



Each of the funds listed above is a series of ING Series Fund, Inc. (Company). The formal name of each fund offering Class O shares includes the word "ING" (e.g., ING International Growth Fund).



This Prospectus is for investors purchasing or considering purchase of Class O shares of one or more of the Funds. Only certain investors are eligible to purchase Class O shares.



- SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THEM.

- THERE IS NO GUARANTEE THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.

- SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ING BANK, FSB (ING DIRECT), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS


THE FUNDS' INVESTMENTS                                                         3
     OBJECTIVES, INVESTMENT STRATEGIES, RISKS, AND PERFORMANCE                 3

FUND EXPENSES                                                                 16

OTHER CONSIDERATIONS                                                          18

MANAGEMENT OF THE FUNDS                                                       22

INVESTING IN THE FUNDS                                                        23
     OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES                    23
     HOW TO BUY SHARES                                                        23
     HOW TO SELL SHARES                                                       26
     TIMING OF REQUESTS                                                       27
     OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES                27
     DIVIDENDS AND DISTRIBUTIONS                                              28

FINANCIAL HIGHLIGHTS                                                          29
TAX INFORMATION                                                               31
ADDITIONAL INFORMATION                                                        31

THE FUNDS' INVESTMENTS


OBJECTIVES, INVESTMENT STRATEGIES, RISKS AND PERFORMANCE



Below is a description of each Fund's objective, investment strategies employed on behalf of each Fund, and the risks associated with investing in each Fund.



A performance bar chart is provided for each Fund that has been in existence for at least one full calendar year. If a Fund has been in existence for at least two full calendar years, the bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates each Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years presented in the bar chart.



A table for each Fund that has been in existence for at least one full calendar year shows its average annual total return. The table also compares the Fund's performance to the performance of one or more broad-based securities market indices. Each index is a widely recognized, unmanaged index of securities. A Fund's past performance is not necessarily an indication of how it will perform in the future.


Additional information about the Funds' investment strategies and risks is included beginning on page 18.


ING Investments, LLC (ING) serves as investment adviser of the ING Funds.



Aeltus Investment Management, Inc. (Aeltus) serves as investment sub-adviser of each ING Fund except the ING Technology Fund.



AIC Asset Management, LLC (AIC) serves as investment sub-adviser of the ING Technology Fund.

CAPITAL APPRECIATION FUNDS



ING INTERNATIONAL GROWTH FUND



OBJECTIVE



Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.



INVESTMENT STRATEGY



Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.


In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.


- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.



The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.



RISKS



You could lose money on an investment in the Fund. The fund may be affected by the following risks, among others.



The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.


- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

ING INTERNATIONAL GROWTH FUND


[STACK OF MONEY GRAPHIC]

HOW THE FUND HAS PERFORMED


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

[TOTAL RETURNS BAR GRAPH PLOT POINTS]

              1992            -10.84
              1993             30.37
              1994              0.04
              1995              6.98
              1996             23.23
              1997             15.91
              1998             18.34
              1999             52.09
              2000            -21.46
              2001            -25.74

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



Best and worst quarterly performance during this period:             Fund's year-to-date total return as of June 30, 2002:
--------------------------------------------------------             -----------------------------------------------------
         ___ quarter     ___ :      ___ %                                               ___%
         ___ quarter     ___ :      ___ %


                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Morgan Stanley Capital International - Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                               5 Years            10 Years
                                                                             1 Year      (or Life of Class) (or Life of Class)(2)
                                                                             ------      ------------------ ---------------------
Class I Return Before Taxes                                                 % -25.74             4.00               6.44
Class I Return After Taxes on Distributions                                 % -25.74             0.31               3.69
Class I Return After Taxes on Distributions and Sale of Fund Shares         % -15.67             2.25               4.36
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)(3)      % -21.21             1.17               4.76(4)



(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.


(2) Class I commenced operations on January 3, 1992.

(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of the Fund).

ING TECHNOLOGY FUND



OBJECTIVE



Seeks long-term capital appreciation.



INVESTMENT STRATEGY



Technology invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.



Companies in the information technology industries include companies that AIC considers to be principally engaged in the development, production or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by these industries:



- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers and peripheral equipment.


- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for e-commerce.


AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.



In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.



RISKS



You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.



The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.



Because Technology's investments are concentrated in the information technology industries, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.



Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.




Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

ING TECHNOLOGY FUND


[STACK OF MONEY GRAPHIC]

HOW THE FUND HAS PERFORMED


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

[TOTAL RETURNS BAR GRAPH PLOT POINTS]

          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999
          2000
          2001       -24.67

(1) These figures are for the year ended December 31, 2001.


(2) Because Class O shares first commenced operations August 6, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2000, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as the sub-adviser since the Fund commenced operations.



Best and worst quarterly performance during this period:             Fund's year-to-date total return as of June 30, 2002:
--------------------------------------------------------             -----------------------------------------------------
         ___ quarter     ___ :      ___ %                                               ___%
         ___ quarter     ___ :      ___ %


                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                         5 Years                10 Years
                                                                       1 Year     (or Life of Class)(2)    (or Life of Class)
                                                                       ------     ---------------------    ------------------
               `
Class I Return Before Taxes                                           %  -24.67           -34.61                   N/A
Class I Return After Taxes on Distributions                           %  -24.67           -34.61                   N/A
Class I Return After Taxes on Distributions and Sale of Fund Shares   %  -15.02           -26.60                   N/A
Goldman Sachs Technology Industry Composite Index
(reflects no deduction for fees, expenses or taxes)(3)                %  -28.69           -38.48(4)                N/A



(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.


(2) Class I commenced operations on March 1, 2000.


(3) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.


(4) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of the Fund).

INCOME FUND


ING BOND FUND



OBJECTIVE



Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



INVESTMENT STRATEGY



Under normal market conditions, Bond Fund invests at least 80% of its assets in:


- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.


In managing Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.


RISKS



You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.



The principal risks of investing in Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.



For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.



The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.



Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

ING BOND FUND


[STACK OF MONEY GRAPHIC]

HOW THE FUND HAS PERFORMED


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

[TOTAL RETURNS BAR GRAPH PLOT POINTS]

                1992         7.22
                1993        10.22
                1994        -3.26
                1995        17.03
                1996         3.39
                1997         7.91
                1998         8.45
                1999        -0.86
                2000         9.58
                2001         8.60

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



Best and worst quarterly performance during this period:             Fund's year-to-date total return as of June 30, 2002:
         ___ quarter     ___ :      ___ %                                               ___%
         ___ quarter     ___ :      ___ %


                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                         5 Years              10 Years
                                                                       1 Year       (or Life of Class)  (or Life of Class)(2)
                                                                       ------       ------------------  ---------------------
Class I Return Before Taxes                                           %      8.60          6.66                 6.69
Class I Return After Taxes on Distributions                           %      5.61          4.18                 4.26
Class I Return After Taxes on Distributions and Sale of Fund Shares   %      5.20          4.09                 4.17
LBAB Index (reflects no deduction for fees, expenses or taxes         %      8.44          7.43                 7.23(4)



(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.


(2) Class I commenced operations on January 3, 1992.


(3) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index.


(4) The LBAB Index return is for the period beginning January 3, 1992 (inception date of the Fund).

INDEX PLUS FUNDS


ING INDEX PLUS LARGECAP FUND



OBJECTIVE



Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY



Index Plus LargeCap invests at least 80% of its net assets in stocks included in the S&P 500 Index. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 500 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.



RISKS



You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.



The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

ING INDEX PLUS LARGECAP FUND


[STACK OF MONEY GRAPHIC]

HOW THE FUND HAS PERFORMED


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

[TOTAL RETURNS BAR GRAPH PLOT POINTS]

                 1992
                 1993
                 1994
                 1995
                 1996
                 1997        33.93
                 1998        32.50
                 1999        24.51
                 2000        -9.46
                 2001       -13.97

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



Best and worst quarterly performance during this period:             Fund's year-to-date total return as of June 30, 2002:
--------------------------------------------------------             -----------------------------------------------------
         ___ quarter     ___ :      ___ %                                               ___%
         ___ quarter     ___ :      ___ %


                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Standard & Poor's 500 Composite Index (S&P 500 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                         5 Years             10 Years
                                                                         1 Year     (or Life of Class)  (or Life of Class)(2)
                                                                         ------     ------------------  ---------------------
Class I Return Before Taxes                                            %   -13.97          11.47               11.07
Class I Return After Taxes on Distributions                            %   -14.26          10.25                9.86
Class I Return After Taxes on Distributions and Sale of Fund Shares    %    -8.51           8.84                8.51
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)   %   -11.88          10.70               10.61(4)



(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.


(2) Class I commenced operations on January 3, 1996.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The S&P 500 Index return is for the period beginning December 10, 1996 (inception date of the Fund).

ING INDEX PLUS MIDCAP FUND



OBJECTIVE



Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY



Index Plus MidCap invests at least 80% of its assets in stocks included in the S&P 400 Index. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.



RISKS



You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.



The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.


The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

ING INDEX PLUS MIDCAP FUND


[STACK OF MONEY GRAPHIC]

HOW THE FUND HAS PERFORMED


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.


                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

[TOTAL RETURNS BAR GRAPH PLOT POINTS]

           1992
           1993
           1994
           1995
           1996
           1997
           1998
           1999        15.61
           2000        19.98
           2001        -1.59

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



Best and worst quarterly performance during this period:             Fund's year-to-date total return as of June 30, 2002:
--------------------------------------------------------             -----------------------------------------------------
         ___ quarter     ___ :      ___ %                                               ___%
         ___ quarter     ___ :      ___ %





                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Standard & Poor's MidCap 400 Index (S&P 400 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                           5 Years                10 Years
                                                                            1 Year  (or Life of Class)(2)   (or Life of Class)
                                                                            ------  ---------------------   ------------------
Class I Return Before Taxes                                                 % -1.59         14.34                    N/A
Class I Return After Taxes on Distributions                                 % -1.75         11.28                    N/A
Class I Return After Taxes on Distributions and Sale of Fund Shares         % -0.97         10.36                    N/A
S&P 400 Index (reflects no deduction for fees, expenses or taxes) (3)       % -0.61         12.67(4)                 N/A



(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.


(2) Class I commenced operations on February 3, 1998.


(3) The S&P 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.



(4) The S&P 400 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

ING INDEX PLUS SMALLCAP FUND



OBJECTIVE



Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.



INVESTMENT STRATEGY



Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600 Index. The S&P 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.



In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.



RISKS



You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.



The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.


Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.


- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.


- When selling of a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

ING INDEX PLUS SMALLCAP FUND



[STACK OF MONEY GRAPHIC]


HOW THE FUND HAS PERFORMED


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.



                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

[BAR CHART]

        1992
        1993
        1994
        1995
        1996
        1997
        1998
        1999             10.28
        2000              7.83
        2001              3.21

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.



Best and worst quarterly performance during this period:             Fund's year-to-date total return as of June 30, 2002:
--------------------------------------------------------             -----------------------------------------------------
         ___ quarter     ___ :      ___ %                                               ___%
         ___ quarter     ___ :      ___ %






                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (For the periods ended December 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Standard & Poor's SmallCap 600 Index (S&P 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                                 5 YEARS             10 YEARS
                                                                              1 YEAR       (OR LIFE OF CLASS) (OR LIFE OF CLASS)(2)
                                                                              ------       ------------------ ---------------------
Class I Return Before Taxes                                                 %      3.21            5.37                N/A
Class I Return After Taxes on Distributions                                 %      3.21            5.33                N/A
Class I Return After Taxes on Distributions and Sale of Fund Shares         %      1.95            4.34                N/A
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes   %      6.54            7.58(4)             N/A



(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.


(2) Class I commenced operations on February 3, 1998.


(3) The S&P 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million.



(4) The S&P 600 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

FUND EXPENSES


The following tables describe Fund expenses. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all shareholders.


CLASS O SHAREHOLDER FEES


There are no sales charges deducted on initial purchases of Class O shares, no deferred sales charges applied on redemptions, no sales charges applied to dividend reinvestments, and no exchange fees. Each Fund has adopted a Shareholder Services Plan that allows payment of a service fee. The service fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. Because the fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                 CLASS O SHARES
                       ANNUAL FUND OPERATING EXPENSES (1)
                  (as a percentage of average daily net assets)


                                            Service                            Total             Waiver
                         Management         (12b-1)                          Operating        Reimbursement         Net
                            Fee              Fees       Other Expenses(2)     Expenses      and Recoupment (3)    Expenses
                            ---              ----       -----------------     --------      ------------------    --------
International Growth(2)     0.85%            0.25%            0.39%             1.49%             0.00%            1.49%
Technology(3)               1.05%            0.25%            1.43%             2.73%             0.98%            1.75%

Bond Fund(3)                ____%            ____%            ____%             ____%             ____%            ____%

Index Plus LargeCap(2)      0.45%            0.25%            0.21%             0.91%             0.00%            0.91%
Index Plus MidCap(3)        0.45%            0.25%            0.80%             1.50%             0.50%            1.00%
Index Plus SmallCap(3)      0.45%            0.25%            1.07%             1.77%             0.77%            1.00%






(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Fund's actual operating expenses, annualized, for the Funds' most recently completed fiscal year and fee waivers to which the investment adviser has agreed to for each Fund. Actual expenses may be greater or less than estimated.



(2) The Funds pay an annual administration fee equal to 0.10% of average daily net assets.



(3) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Fund, entered into written expense limitation agreements with each Fund (except Bond Fund) under which it will limit expenses of the Funds, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The expense limit for each Fund is shown under "Net Expenses." For each Fund, the expense limits will continue through at least December 31, 2002. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds, was contractually obligated through October 31, to waive all or a portion of its investment advisory fees and/or its administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Net Expenses." The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Waiver, Reimbursement and Recoupment."

CLASS O SHARES EXAMPLE


The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5% and annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.



                                             1 YEAR            3 YEARS         5 YEARS           10 YEARS
                                             ------            -------         -------           --------
International Growth                          $163              $505            $  871            $1,900
Technology                                     178               730             1,308             2,880

Bond Fund                                      ___               ___               ___             _____

Index Plus LargeCap                             93               290               504             1,120
Index Plus MidCap                              102               425               771             1,748
Index Plus SmallCap                            102               552             1,028             2,344

OTHER CONSIDERATIONS



All mutual funds involve risk - some more than other - and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional information
(SAI).



Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.



FUTURES CONTRACTS AND OPTIONS (ALL FUNDS). Each Fund may enter into futures contracts and use options. The Funds primarily use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).


- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.


The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.



SWAPS (BOND FUND). Bond Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.



Swap agreements can take many different forms and are known by a variety of names. Bond Fund is not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with the Fund's investment objective and policies.



The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, Bond Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.



If the counterparty to a swap defaults, Bond Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to Bond Fund's swap transactions on an ongoing basis.



DEFENSIVE INVESTING (INTERNATIONAL GROWTH, TECHNOLOGY, BOND FUND). In response to unfavorable market conditions, the Funds may make temporary investments that are not consistent with its principal investment objective and policies.




INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Funds, including the withholding of dividends.



Each Fund that invests in foreign securities may enter into foreign currency transactions wither on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increasing the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a mall number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries,; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security a the time and price that would be most beneficial to a Fund.

HIGH YIELD SECURITIES. Each Fund (other than International Growth and Technology) may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay=in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rte movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manger in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Durations a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rtes may impact the duration calculation.

U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in other investment companies to the extent permitted by a Fund's investment policies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid that registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES (BOND FUND). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgage securities will affect the price and volatility of a mortgage=related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Fund's investment. Many loans are relatively illiquid and may be difficult to value.

DERIVATIVES (ALL FUNDS). The Funds may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures (discussed above). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

CONCENTRATION (TECHNOLOGY). The Fund concentrates (for purposes of the 1940 Act) it assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation that a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Fund (other than Bond Fund) may invest in equity securities of small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

OTHER RISKS

REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, Each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING (ALL FUNDS). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES (ALL FUNDS). A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PARING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitation in this Prospectus apply at the time of investment.

MANAGEMENT OF THE FUNDS


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



As of June 30, 2002, ING managed over $____ billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual advisory fee paid by each Fund for its most recent fiscal year as a percentage of that Fund's average daily net assets:



                                              ADVISORY
        FUND                                    FEE
        ----                                    ---
        International Growth                    0.85%
        Technology                              0.19%
        Bond Fund                               0.43%
        Index Plus LargeCap                     0.45%
        Index Plus MidCap                       0.00%
        Index Plus SmallCap                     0.00%


SUB-ADVISERS

ING has engaged a Sub-Adviser to provide the day-to-day management of each Fund's portfolio.

AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as the Sub-Adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with each Fund's investment objective and policies, subject to oversight by ING and the Board.



Founded in 1972, Aeltus is registered as an investment adviser with the SEC. Aeltus is an indirect, wholly owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.



As of June 30, 2002, Aeltus managed over $___ billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.



Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.



INTERNATIONAL GROWTH FUND



International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised funds since 1994.


BOND FUND


Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead Portfolio Manager and heads the fixed income team in management of the Bond Fund. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.



INDEX PLUS LARGECAP, INDEX PLUS MIDCAP, INDEX PLUS SMALLCAP FUNDS


Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.


Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously serves as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.



Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus

SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.



TECHNOLOGY FUND
AIC ASSET MANAGEMENT, LLC



AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology.






Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management.



Roderick R. Berry, a member of AIC, has served as co- portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.


INVESTING IN THE FUNDS

OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES


How to Open an Account If you wish to open an account, you must submit a completed application to the Fund and, except as described herein, the initial investment must be a minimum of $1,000. The Fund may waive the minimum initial investment if you open your account by electing the Automatic Investment Plan. You may submit a completed and signed application along with your check to:


ING DIRECT Securities, Inc.
P.O. Box 15647
Wilmington, DE 19885-5647

Your check must be drawn on a bank located within the United States and payable in U.S. dollars.

CLASS O ELIGIBILITY

Class O shares are shares that are offered to:

- Customers purchasing shares through ING DIRECT Securities, Inc.

- Members of such other groups as may be approved by the Board from time to time.

HOW TO BUY SHARES

MINIMUM INVESTMENTS                  INITIAL INVESTMENT                  ADDITIONAL INVESTMENTS
-------------------                  ------------------                  ----------------------
Individual Retirement Accounts            $   250               - $100 except by wire or Systematic Investment
                                                                - $250 by wire
                                                                - $50 by Systematic Investment

Other investments                         $ 1,000               - $100 except by wire or Systematic Investment
                                                                - $500 by wire
                                                                - $50 by Systematic Investment

                           TO OPEN AN ACCOUNT                       TO PURCHASE ADDITIONAL SHARES
                           ------------------                       -----------------------------
BY MAIL                    Complete and sign your appli-            Fill out the investment stub from your
                           cation, make your check pay-             confirmation statement or send a letter
                           able to ING DIRECT Fund                  indicating your name, account number(s),
                           and mail to:                             the Fund(s) in which you wish to invest
                                                                    and the amount you want to invest in each
                           ING DIRECT Securities, Inc.              Fund.
                           P.O. Box 15647
                           Wilmington, DE 19885-5647                Make your check payable to ING DIRECT
                                                                    Fund and mail to:

                           Your check must be drawn on a bank       ING DIRECT Securities, Inc.
                           located within the United States and     P.O. Box 15647
                           payable in U.S. dollars.  Cash, credit   Wilmington, DE 19885-5647
                           cards and third party checks cannot
                           be used to open an account.
                                                                    Your check must be drawn on a bank
                                                                    located within the United States payable
                                                                    in U.S. dollars. The Funds will accept
                                                                    checks which are made payable to you and
                                                                    endorsed to ING DIRECT Fund.


BY OVERNIGHT COURIER       Follow the instructions above for        Follow the instructions above for
                           "By Mail" but send your completed        "By Mail" but send your check and
                           application and check to:                investment stub or letter to:

                           ING DIRECT Securities, Inc.              ING DIRECT Securities, Inc.
                           1 South Orange Street                    1 South Orange Street
                           Wilmington, DE 19801                     Wilmington, DE 19801


BY WIRE                    Not Available                            Call 1-866-BUY-FUND (866-289-3863) prior
                                                                    to sending the wire in order to obtain a
                                                                    confirmation number.


                                                                    Instruct your bank to wire funds to:

                                                                    State Street Bank & Trust
                                                                    ABA #101003621
                                                                    (continued on next page)

                           TO OPEN AN ACCOUNT                       TO PURCHASE ADDITIONAL SHARES
                                                                    Credit to:
                                                                    State Street Bank & Trust
                                                                    Account #7518315

                                                                    Further Credit to:
                                                                    Name of Fund
                                                                    Shareholder Account Number
                                                                    Shareholder Registration

                                                                    Federal funds wire purchase orders will
                                                                    be accepted only when the Fund's transfer
                                                                    agent and custodian bank are open for
                                                                    business.

                                                                    Neither the Funds nor their agents are
                                                                    responsible for the consequences of
                                                                    delays resulting from the banking or
                                                                    Federal Reserve wire system or from
                                                                    incomplete instructions.


BY ELECTRONIC              Follow the instructions above for "By    You may also purchase additional shares
FUNDS TRANSFER             Mail" but rather than send a check, be   by Electronic Funds Transfer by calling
                           sure to complete section 4 of the        1-866-BUY-FUND (866-289-3863).
                           application.


BY EXCHANGE                Submit a written request to the          Submit a written request to the address
                           address listed above under "By Mail."    listed above under "By Mail." Include:
                           Include:
                                                                    - Your name and account number
                           - Your name and account number.
                                                                    - The name of the Fund into and out of
                           - The name of the Fund into and out of     which you wish to exchange.
                             which you wish to exchange.
                                                                    - The amount to be exchanged and the
                           - The amount to be exchanged and the       signatures of all shareholders.
                             signatures of all shareholders.

                                                                    You may also exchange your shares by
                           You may also exchange your shares by     calling 1-866-BUY-FUND (866-289-3863).
                           calling 1-866-BUY-FUND (866-289-3863).   Please be prepared to provide:

                           Please be prepared to provide:           - The Funds' names.

                           - The Funds' names.                      - Your account number(s).

                           - Your account number(s).                - Your Social Security number or taxpayer
                                                                      identification number.
                           - Your Social Security number or
                             taxpayer identification number.        - Your address.

                           - Your address.                          - The amount to be exchanged.

                           - The amount to be exchanged.

HOW TO SELL SHARES

To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.


Redemption requests may be made in writing or, in amounts up to $100,000, by telephone. A medallion signature guarantee is required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that notaries public cannot provide signature guarantees.



Once your redemption request is received in good order as described below, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of a Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.



REDEMPTIONS BY MAIL   You may redeem shares you own in any Fund by
                      sending written instructions to:

                      ING DIRECT Securities, Inc.
                      P.O. Box 15647
                      Wilmington, DE 19885-5647

                      Your instructions should identify:

                      - The Fund.

                      - The number of shares or dollar amount to be redeemed.

                      - Your name and account number.

                      Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).


REDEMPTIONS BY WIRE   A minimum redemption of $1,000 is required
                      for wire transfers. Redemption proceeds will be
                      transferred by wire to your previously designated
                      bank account or to another destination if the federal
                      funds wire instructions provided with your redemption
                      request are accompanied by a medallion signature
                      guarantee.


REDEMPTIONS BY        Call 1-866-BUY-FUND (866-289-3863). Please be
TELEPHONE             prepared to provide your account number, account name
                      and the amount of the redemption, which generally
                      must be no less than $500 and no more than $100,000.

TIMING OF REQUESTS


Orders that are received by the Funds' transfer agent, or as otherwise provided below, before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) will be processed at the Net Asset Value (NAV) calculated that business day. Orders received after the close of regular trading on the New York Stock Exchange will be processed at the NAV calculated on the following business day.



The Company may appoint certain financial intermediaries and institutions (Institutions) as parties that may accept purchase and redemption orders on behalf of the Company. If you purchase or redeem shares in connection with programs offered by these Institutions, and the Institution receives your order before the close of regular trading on the New York Stock Exchange, your shares will be purchased or redeemed at the NAV determined that business day.



Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf, subject to the Company's approval. In that case, the Company will be deemed to have received a purchase or redemption order when the Institution's authorized designee accepts the order.



Institutions may charge you fees or assess other charges for the services they provide to their customers. These fees or charges are retained by the Institution and are not remitted to the Company.


Investors purchasing through an Institution should refer to the Institution's materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES


Business Hours Each Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Fund representatives are available from 8:00 a.m. to 8:00 p.m. Eastern Time Monday through Friday.



Net Asset Value The NAV of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time).



In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board. With respect to any Fund that invests in foreign securities, because those securities may be traded on markets that are open on days when the Fund does not price its shares, the Fund's NAV may change even though Fund shareholders may not be permitted to sell or redeem Fund shares.



Exchange Privileges There is no fee to exchange shares from one Fund to another. When you exchange shares, your new Fund shares will be in the equivalent class of your current shares.



There are no limits on the number of exchanges you can make. However, the Funds may suspend or terminate your exchange privilege if you make more than five exchanges out of a single Fund in any calendar year, and the Funds may refuse to accept any exchange request, especially if as a result of the exchange, in ING's judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.



The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds reserve the right to reject any specific purchase or exchange request, including a request made by a market timer.


CROSS INVESTING

- DIVIDEND INVESTING You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.

- SYSTEMATIC EXCHANGE You may establish an automatic exchange of shares from one Fund to another.


Telephone Exchange and/or Redemption Privileges You automatically receive telephone exchange and redemption privileges when you establish your account. If you do not want these telephone privileges, you may call 1-866-BUY-FUND (866-289-3863) to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.



Telephone redemption requests will be accepted if the request is for a minimum of $500 or a maximum of $100,000. Telephone redemption requests will not be accepted if you:


- Have submitted a change of address within the preceding 15 calendar days.

- Are selling shares in a retirement plan account held in trust.

You may make account inquiry requests on-line at: www.ingdirect.com.

The Funds reserve the right to amend telephone exchange and redemption privileges at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Funds believe it is advisable to do so.


Minimum Account Balance Generally, you must maintain a minimum balance of $1,000 ($250 for IRA) in each Fund account. If you do not, the Fund may give you 60 days' notice to increase the account balance to the minimum set forth above. If you fail to increase your account balance to the minimum, the Fund may redeem all of your remaining shares and mail the proceeds to you at the address of record. The Fund will not redeem shares for failing to maintain an adequate account balance if the account balance falls below the minimum balance only because the value of Fund shares has decreased.



ADDITIONAL SERVICES The Funds offer the following additional investor services. Each Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the SAI or call 1-866-BUY-FUND (866-289-3863) for additional details.



- AUTOMATIC INVESTMENT You can make automatic monthly investments in any Fund.


- AUTOMATIC CASH WITHDRAWAL PLAN The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in a Fund.


- TDD SERVICE Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.



- TAX-DEFERRED RETIREMENT PLANS Each Fund may be used for investment by individual retirement accounts (IRAs, including Roth IRAs). Purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.



Payments to Securities Dealers and Selection of Executing Brokers From time to time, ING Funds Distributor, Inc., the Company's principal underwriter, or its affiliates may make payments to other dealers and/or their registered representatives, who may or may not be affiliates of ING, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments.



Aeltus may consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute each Fund's portfolio transactions, subject to Aeltus' (or AIC's, in the case of Technology) duty to obtain best execution.


DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS Dividends are declared and paid as follows:


- declared and paid monthly Bond Fund

- declared and paid annually All other Funds


Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution, usually in June.



Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of this payment, the share price of a Fund will be reduced by the amount of the payment.


Distribution Options When completing your application, you must select one of the following three options for dividends and capital gains distributions:


- FULL REINVESTMENT Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund. This option will be selected automatically unless one of the other options is specified.


- CAPITAL GAINS REINVESTMENT Capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund and all net income from dividends will be distributed in cash.


- ALL CASH Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Fund.


Distributions paid in shares will be credited to your account at the next determined NAV per share.

                              FINANCIAL HIGHLIGHTS


These highlights are intended to help you understand the Fund's performance since its commencement of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been derived from the Funds' financial statements which have been derived from the Funds' financial statements which have been audited by KPMG LLP, independent auditors, whose report, along with the Fund's Financial Statement, are included in the Fund's Annual Report, which is available upon request.


(for one outstanding share throughout each period)


                                                   INTERNATIONAL
                                                      GROWTH               TECHNOLOGY                     BOND FUND
                                               -------------------    -------------------   ----------------------------------------
                                                   Period From             Period From           Period                From
                                                  August 1, 2001          August 6, 2001       Period From         August 1, 2001
                                                (Date of Initial        (Date of Initial    October 31, 2001      (Date of Initial
                                               Public Offering) to    Public Offering) to          to            Public Offering) to
                                                 October 31, 2001       October 31, 2001     March 31, 2002       October 31, 2001
                                                 ----------------       ----------------     --------------       ----------------
Net asset value, beginning of period                $     8.41                 4.93                                      10.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               $    (0.01)               (0.02)                                      0.40
Net realized and change in unrealized gain or
   loss on investments                              $    (1.13)               (1.01)                                     (0.03)
   Total income from investment operations          $    (1.13)               (1.03)                                      0.37
LESS DISTRIBUTIONS:
From net investment income                          $       --                   --                                      (0.10)
   Total distributions                              $       --                   --                                      (0.10)
Net asset value, end of period                      $     7.28                 3.90                                      10.76
Total return                                        %   (13.44)              (20.89)                                      3.55
Net assets, end of period (000's)                   $       18                   30                                         17
Ratio of net investment expenses to average
   net assets                                       %     1.60                 1.75(1)                                    1.00(1)
Ratio of net investment income to
   average net assets                               %    (0.39)(1)            (1.36)(1)                                   4.84(1)
Ratio of expenses before reimbursement and
   waiver to average net assets                     %       --                 2.61(1)                                    1.07(1)
Portfolio turnover rate                                 221.92%              175.07                                     235.44%


(1) Annualized.

                              FINANCIAL HIGHLIGHTS

(for one outstanding share throughout each period)


                                                          Index Plus                Index Plus               Index Plus
                                                           LargeCap                   MidCap                  SmallCap
                                                           --------                   -------                 --------
                                                         Period From                Period From              Period From
                                                        August 1, 2001            August 1, 2001           August 1, 2001
                                                       (Date of Initial          (Date of Initial         (Date of Initial
                                                     Public Offering) to        Public Offering) to      Public Offering) to
                                                       October 31, 2001          October 31, 2001         October 31, 2001
                                                       ----------------          ----------------         ----------------
Net asset value, beginning of period                     $   15.66                    12.42                   12.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    $    0.07                     0.03                     --
Net realized and change in unrealized gain or
   loss on investments                                   $   (1.90)                   (1.41)                  (1.24)
   Total income from investment operations               $   (1.83)                   (1.38)                  (1.24)
Net asset value, end of period                           $   13.83                    11.04                   10.79
Total return                                             %  (11.69)                  (11.11)                 (10.31)
Net assets, end of period (000's)                        $   18                       30                      41
Ratio of net investment expenses to average net assets   %    0.91(1)                  1.00(1)                 1.00(1)
Ratio of net investment income to
   average net assets                                    %    0.58(1)                  0.28(1)                (0.16)(1)
Ratio of expenses before reimbursement and
   waiver to average net assets                          %    0.91(1)                  1.50(1)                 2.10(1)
Portfolio turnover rate                                  %  116.74                   181.00                  117.78


(1) Annualized.

TAX INFORMATION

- In general, dividends and short-term capital gains distributions you receive from any Fund are taxable as ordinary income.

- Distributions of other capital gains generally are taxable as capital gains.

- Ordinary income and capital gains are taxed at different rates.


- The rates that you will pay on capital gains distributions will depend on how long the Fund holds its portfolio securities. This is true no matter how long you have owned your shares in the Fund or whether you reinvest your distributions or take them as cash.



- The sale of shares in your account may produce a gain or loss, and typically is a taxable event. For tax purposes, an exchange is the same as a sale.



Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. You should consult your tax professional for assistance in evaluating the tax implications of investing in the Funds.


Backup Withholding By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

ADDITIONAL INFORMATION


The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Funds. The Funds' most recent annual reports also contain information about the Funds' investments, as well as a discussion of the market conditions and investment strategies that significantly affected its performance during the past fiscal year.


You may request free of charge the current SAI or the most recent annual reports, or other information about the Funds, by calling 1-866-BUY-FUND (866-289-3863) or writing to:

ING DIRECT Securities, Inc.
P.O. Box 15647
Wilmington, DE 19885-5647


The SEC also makes available to the public reports and information about the Funds. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's web site (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Funds, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.



When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:



ING Series Fund, Inc.    811-6352
              ING International Growth Fund
              ING Technology Fund
              ING Bond Fund
              ING Index Plus LargeCap Fund
              ING Index Plus MidCap Fund
              ING Index Plus SmallCap Fund

                       STATEMENT OF ADDITIONAL INFORMATION



                                 AUGUST 1, 2002



                              ING SERIES FUND, INC.



CLASS A, CLASS B, CLASS C AND CLASS I SHARES







This Statement of Additional Information (Statement) is not a Prospectus, but is incorporated therein by reference, and should be read in conjunction with the current Class A, Class B and Class C Prospectus and the Class I Prospectus each dated August 1, 2002, for ING Series Fund, Inc. (Company), which have been filed with the U.S. Securities and Exchange Commission (SEC). Capitalized terms not defined herein are used as defined in the Prospectuses.



The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Fund" and collectively, the "Funds").The Company currently has authorized the following Funds:



              ING International Growth Fund (International Growth)
                            ING Growth Fund (Growth)
                     ING Small Company Fund (Small Company)
                        ING Technology Fund (Technology)
               ING Index Plus LargeCap Fund (Index Plus LargeCap)
                 ING Index Plus MidCap Fund (Index Plus MidCap)
               ING Index Plus SmallCap Fund (Index Plus SmallCap)
                 ING Value Opportunity Fund (Value Opportunity)
                          ING Balanced Fund (Balanced)
                 ING Growth and Income Fund (Growth and Income)
                              ING Bond Fund (Bond)
                      ING Government Fund (ING Government)
                   ING Aeltus Money Market Fund (Money Market)
                            ING Ascent Fund (Ascent)
                        ING Crossroads Fund (Crossroads)
                            ING Legacy Fund (Legacy)


The Funds' Financial Statements and the independent auditors' reports thereon, included in the Annual Reports, are incorporated herein by reference in this Statement. A free copy of the Annual Reports and each Prospectus is available upon request by writing to: ING Series Fund, Inc., 7337 Doubletree Ranch Road, Scottsdale, AZ 85258-2034, or by calling: 1-800-992-0180.

                                TABLE OF CONTENTS


GENERAL INFORMATION.....................................................       3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES.........................       4
INVESTMENT TECHNIQUES AND RISK FACTORS..................................       7
DIRECTORS AND OFFICERS..................................................      22
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..............................      30
INVESTMENT ADVISORY AGREEMENTS..........................................      30
EXPENSE LIMITATION AGREEMENTS...........................................      35
SUB-ADVISORY AGREEMENTS.................................................      36
ADMINISTRATIVE SERVICES AGREEMENT.......................................      38
CUSTODIAN...............................................................      40
TRANSFER AGENT..........................................................      40
INDEPENDENT AUDITORS....................................................      40
PRINCIPAL UNDERWRITER...................................................      40
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS.....................      42
PURCHASE AND REDEMPTION OF SHARES.......................................      47
BROKERAGE ALLOCATION AND TRADING POLICIES...............................      50
CODE OF ETHICS..........................................................      52
SHAREHOLDER ACCOUNTS AND SERVICES.......................................      52
NET ASSET VALUE.........................................................      53
TAX STATUS..............................................................      54
CALCULATION OF PERFORMANCE DATA.........................................      55
PERFORMANCE COMPARISONS.................................................      59
FINANCIAL STATEMENTS....................................................      62

                               GENERAL INFORMATION


On March 1, 2002, the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc. and each Fund name was changed as follows:



                       OLD NAME                                              NEW NAME
                       --------                                              --------
           Aetna International Fund                               ING International Growth Fund
           Aetna Growth Fund                                      ING Growth Fund
           Aetna Small Company Fund                               ING Small Company Fund
           Aetna Technology Fund                                  ING Technology Fund
           Aetna Index Plus LargeCap Fund                         ING Index Plus LargeCap Fund
           Aetna Index Plus MidCap Fund                           ING Index Plus MidCap Fund
           Aetna Index Plus SmallCap Fund                         ING Index Plus SmallCap Fund
           Aetna Value Opportunity Fund                           ING Value Opportunity Fund
           Aetna Balanced Fund                                    ING Balanced Fund
           Aetna Growth and Income Fund                           ING Growth and Income Fund
           Aetna Bond Fund                                        ING Bond Fund
           Aetna Government Fund                                  ING Government Fund
           Aetna Money Market Fund                                ING Aeltus Money Market Fund
           Aetna Ascent Fund                                      ING Ascent Fund
           Aetna Crossroads Fund                                  ING Crossroads Fund
           Aetna Legacy Fund                                      ING Legacy Fund


Incorporation   The Company was incorporated under the laws of Maryland on June
17, 1991.

Series and Classes   The Company currently offers multiple series, not all of
which are offered through this Statement and the corresponding Prospectuses. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes, not all of which are offered through this Statement. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class;
(d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

Capital Stock   Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that each Fund's Class B shares automatically convert to Class A shares after 8 years. Each share of a Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights   Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings   The Company is not required, and does not intend, to hold
annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification   The Company is an open-end management investment
company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) except for Technology, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for Ascent, Crossroads and Legacy (collectively referred to as the "Generation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Additionally for Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than Money Market) enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectuses;

(2) except for International Growth and the Generation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;


(5) invest more than 15% (10% for Money Market, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (Aeltus), Sub-Adviser to all Funds except Technology Fund, or AIC Asset Management, LLC (AIC), Sub-Adviser to Technology, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;



(6) invest more than 15% (10% for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality).


Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Corporation and the industry classifications for International Growth have been selected by Aeltus. Aeltus believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.


The Small Company Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of SmallCapitalization companies as defined in the Prospectus. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Technology Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the information technology industry sector. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Index Plus LargeCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 500 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Index Plus MidCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 400 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Index Plus SmallCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's SmallCap 600 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Bond Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The ING Government has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


                     INVESTMENT TECHNIQUES AND RISK FACTORS

Options, Futures and Other Derivative Instruments

Each Fund (except Money Market) may use certain derivative instruments as a means of achieving its investment objective. For purposes other than hedging, a Fund (other than Money Market) will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments.


Derivatives that may be used by a Fund (other than Money Market) include forward contracts, swaps, structured notes, futures and options. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.


The following provides additional information about those derivative instruments each Fund (except Money Market) may use.

Futures Contracts   Each Fund may enter into futures contracts and options
thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.


When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge).


Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.


Call and Put Options   Each Fund may purchase and write (sell) call options and
put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria (of ING Investments, Aeltus or AIC in the case of Technology).


Each Fund, except the Generation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened; the Generation Funds are not subject to this restriction. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Funds will not write call options on when-issued securities. The Funds purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.


A Fund may purchase put options when ING Investments, Aeltus or AIC, in the case of Technology, believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.


The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options   The Funds may engage in
transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies   Each Fund may write and purchase calls on
foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts   CFTC
regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Forward Exchange Contracts   Each Fund may enter into forward contracts for
foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus (or AIC, in the case of Technology) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.


Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

Swap Transactions   Each Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectuses. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Mortgage-Related Debt Securities


Money Market, ING Government, Bond, Growth and Income, Balanced, and the Generation Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.


Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectuses, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation   A Fund's ability to hedge effectively all or a
portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market   Prior to exercise or expiration, a
futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


Risk of Predicting Interest Rate Movements   Investments in futures contracts on
fixed income securities and related indices involve the risk that if Aeltus' (or AIC's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.


Trading and Position Limits   Each contract market on which futures and option
contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds.

Counterparty Risk   With some derivatives, whether used for hedging or
speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

All Funds may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Funds (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Debt Securities

Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.


International Growth may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by ING Investments or Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by AIC to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.


Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand and Floating Rate Instruments

Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Instruments


All Funds (except International Growth, Technology, ING Government and Money Market) may invest in high-yield instruments, subject to the limits described above and in the Prospectuses. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus.


These securities include:

         (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

         (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

         (c)      any securities convertible into any of the foregoing.


Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, ING Investments or Aeltus seek to identify situations in which ING Investments or Aeltus believe that future developments will enhance the creditworthiness and the ratings of the issuer.


Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes   High-yield bonds are more
sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations   High-yield bonds present risks based on payment
expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks   Some issuers of high-yield bonds may be traded
among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings   The credit ratings assigned to high-yield bonds
may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities   Each Fund may invest in zero coupon
securities and all Funds (except Money Market) may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies

Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing

Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Funds do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Bank Obligations

Each Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Maturity Policies

The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

Equity Securities


Each Fund (except ING Government and Money Market) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.


Convertibles


All Funds (except ING Government) may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.


Real Estate Securities


All Funds (except ING Government) may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.


Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies


All Funds (except Bond, ING Government and Money Market) may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.


Short Sales

Technology may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security. To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan. The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.

A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.

Portfolio Turnover


During 2001 the Technology's turnover rate increased to 175% from the 124% level reached in the prior year, due primarily to the build up in the Fund's cash position to nearly 30% (from under 10% in early January) during the first quarter. This cash was subsequently reinvested as market conditions improved. The portfolio turnover rate for the ING Government was higher in 2001 than in 2000 primarily due to significant growth in the Fund's assets during the year and an unprecedented level of market volatility in 2001. Separately, some of ING Government's mortgage holdings are rolled every month creating both a buy and a sell without changing the underlying exposure for the Fund (artificially inflating portfolio turnover).

                             DIRECTORS AND OFFICERS

MANAGEMENT OF THE FUNDS

Set forth in the table below is information about each Director of the Funds.





------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                  TERM OF                                    PORTFOLIOS
                                                 OFFICE AND                                    IN FUND
                                  POSITION(S)    LENGTH OF                                     COMPLEX
                                   HELD WITH    TIME SERVED      PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
     NAME, ADDRESS AND AGE           FUND           (1)          DURING THE PAST 5 YEARS     BY DIRECTOR         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
ALBERT E. DEPRINCE, JR.          Director       Since 1998    Director, Business and             50       None
3029 St. Johns Drive                                          Economic Research Center,
Murfreesboro, Tennessee                                       1999 to present, and
Age 61                                                        Professor of Economics and
                                                              Finance, Middle Tennessee
                                                              State University, 1991 to
                                                              present.
------------------------------------------------------------------------------------------------------------------------------------
MARIA T. FIGHETTI                Director       Since 1994    Associate Commissioner for         50       None
325 Piermont Road                                             Contract Management, Health
Closter, New Jersey                                           Services, New York City
Age 58                                                        Department of Mental Health,
                                                              Mental Retardation and
                                                              Alcohol Services 1996 to
                                                              present.
------------------------------------------------------------------------------------------------------------------------------------
DAVID L. GROVE                   Director       Since 1991    Private Investor;                  50       None
5 The Knoll                                                   Economic/Financial
Armonk, New York                                              Consultant, December 1985 to
Age 84                                                        present.
------------------------------------------------------------------------------------------------------------------------------------
SIDNEY KOCH                      Director       Since 1994    Financial Adviser,                 50       None
455 East 86th Street                                          self-employed, January 1993
New York, New York                                            to present.
Age 67
------------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD               Director       Since 1991    Dean of the Barney School of       50       None
556 Wormwood Hill                                             Business, University of
Mansfield Center, Connecticut                                 Hartford (West Hartford,
Age 65                                                        CT), August 1996 to present.
------------------------------------------------------------------------------------------------------------------------------------
EDWARD T. O'DELL                 Director       Since 2002    Formerly, Partner and              50       None
90 Wildwood Road                                              Chairman of Financial
Andover, MA 01810                                             Service Group, Goodwin
Age 66                                                        Proctor LLP (Boston, MA)
                                                              (January 1970 to September
                                                              2000); Chairman of Committee
                                                              I of the International Bar
                                                              Association (Regulation of
                                                              Investment Companies and
                                                              Trusts internationally)
                                                              (1995 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED
PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
J. SCOTT FOX(2)                  Director       Since 1997    Chief Executive Officer            50       Mr. Fox serves as
10 State House Square                                         (July 2001 to present),                     Director of the Board of
                                                              President (April 2001 to                    IPC Financial Network,
                                                              present), Director, Chief                   Inc. (January 2001 to
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                  TERM OF                                    PORTFOLIOS
                                                 OFFICE AND                                    IN FUND
                                  POSITION(S)    LENGTH OF                                     COMPLEX
                                   HELD WITH    TIME SERVED      PRINCIPAL OCCUPATION(S)      OVERSEEN    OTHER DIRECTORSHIPS HELD
     NAME, ADDRESS AND AGE           FUND           (1)          DURING THE PAST 5 YEARS     BY DIRECTOR         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Hartford, Connecticut                                         Operating Officer (April                    present)
AGE:  47                                                      1996 to present), Chief
                                                              Financial Officer (April
                                                              1996 to July 2001), Managing
                                                              Director (April 1996 to
                                                              April 2001), Aeltus
                                                              Investment Management, Inc.;
                                                              Executive Vice President
                                                              (April 2001 to present),
                                                              Director, Chief Operating
                                                              Officer (February 1995 to
                                                              present), Chief Financial
                                                              Officer, Managing Director
                                                              (February 1995 to April
                                                              2001), Aeltus Capital, Inc;
                                                              Senior Vice President -
                                                              Operations, Aetna Life
                                                              Insurance and Annuity
                                                              Company, March 1997 to
                                                              December 1997.
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY(3)           Director       Since 2002    General Manager and Chief          156      Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.                                  Executive Officer of ING                    a Director of the
Scottsdale, Arizona 85258                                     U.S. Worksite Financial                     Ameribest Life Insurance
AGE:  46                                                      Services (December 2000 to                  Co.  Equitable Life
                                                              present).  Formerly,                        Insurance Co., First
                                                              President, Aetna Financial                  Columbine Life Insurance
                                                              Services (August 1997 to                    Co., Golden American
                                                              December 2000); head of                     Life Insurance Co., Life
                                                              National Account and Core                   Insurance Company of
                                                              Sales and Marketing, Aetna                  Georgia, Midwestern
                                                              U.S. Healthcare (April 1996                 United Life Insurance
                                                              to March 1997); head of                     Co., ReliaStar Life
                                                              Corporate Strategies, Aetna                 Insurance Co., Security
                                                              Inc. (July 1995 to April                    Life of Denver, Security
                                                              1996); and has held a                       Connecticut Life
                                                              variety of line and                         Insurance Co., Southland
                                                              corporate staff positions                   Life Insurance Co., USG
                                                              since 1978.  Mr. McInerney                  Annuity and Life
                                                              is Chairman of Concerned                    Company, and United Life
                                                              Citizens for Effective                      and Annuity Insurance
                                                              Government.                                 Co. Inc (March 2001 to
                                                                                                          present), and a Trustee
                                                                                                          of GCG Trust  (February
                                                                                                          2002 to present).  Mr.
                                                                                                          McInerney is a member of
                                                                                                          the Board of the
                                                                                                          National Commission on
                                                                                                          Retirement Policy, the
                                                                                                          Governor's Council on
                                                                                                          Economic Competitiveness
                                                                                                          and Technology of
                                                                                                          Connecticut, the Board
                                                                                                          of Directors of the
                                                                                                          Connecticut Business and
                                                                                                          Industry Association,
                                                                                                          the Board of Trustees of
                                                                                                          the Bushnell, the Board
                                                                                                          for the Connecticut
                                                                                                          Forum, and the Board of
                                                                                                          the Metro Hartford
                                                                                                          Chamber of Commerce, and
                                                                                                          is Chairman of Concerned
                                                                                                          Citizens for Effective
                                                                                                          Government.
------------------------------------------------------------------------------------------------------------------------------------



(1) Directors/Trustees serve until their successors are duly elected and qualified.



(2) Mr. Fox is an "Interested Person" as defined in the 1940 Act because of his affiliation with [ ] .



(3) Mr. McInerney is an "Interested Person" as defined in the 1940 Act because of his affiliation with ING U.S. Worksite Financial Services, and affiliate of ING

OFFICERS

Information about the Funds' officers are set forth in the table below:


------------------------------------------------------------------------------------------------------------------------------------
                                                                      TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING THE
        NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND     LENGTH OF SERVICE (1)          LAST FIVE YEARS (2)
        ---------------------            ------------------------     ---------------------          -------------------
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                      President, Chief Executive    March 2002 -            President and Chief Executive
7337 E. Doubletree Ranch Rd.           Officer, and Chief            Present                 Officer of ING Capital Corporation,
Scottsdale, Arizona  85258             Operating Officer                                     LLC, ING Funds Services, LLC, ING
Age:  53                                                                                     Advisors, Inc., ING Investments,
                                                                                             LLC, Lexington Funds Distributor,
                                                                                             Inc., Express America T.C. Inc. and
                                                                                             EAMC Liquidation Corp. (since
                                                                                             December 2001); Executive Vice
                                                                                             President and Chief Operating
                                                                                             Officer of ING Quantitative
                                                                                             Management, Inc. (since October
                                                                                             2001) and ING Funds Distributor,
                                                                                             Inc. (since June 2000).  Formerly,
                                                                                             Senior Executive Vice President
                                                                                             (June 2000 - December 2000) and
                                                                                             Secretary (April 1995 - December
                                                                                             2000) of ING Capital Corporation,
                                                                                             LLC, ING Funds Services, LLC, ING
                                                                                             Investments, LLC, ING Advisors,
                                                                                             Inc., Express America T.C. Inc.,
                                                                                             and EAMC Liquidation Corp.; and
                                                                                             Executive Vice President, ING
                                                                                             Capital Corporation, LLC and its
                                                                                             affiliates (May 1998 - June 2000)
                                                                                             and Senior Vice President, ING
                                                                                             Capital Corporation, LLC and its
                                                                                             affiliates (April 1995 - April
                                                                                             1998).
------------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER                       Executive Vice President      March 2002 -            Executive Vice President of ING
7337 E. Doubletree Ranch Rd.                                         Present                 Advisors, Inc. and ING Investments,
Scottsdale, Arizona  85258                                                                   LLC (since July 2000) and Chief
Age:  52                                                                                     Investment Officer of the
                                                                                             International Portfolios, ING
                                                                                             Investments, LLC (since July
                                                                                             1996).  Formerly, President and
                                                                                             Chief Executive Officer of ING
                                                                                             Investments, LLC (August 1996 -
                                                                                             August 2000).
------------------------------------------------------------------------------------------------------------------------------------
MARY LISANTI                           Executive Vice President      March 2002 -            Executive Vice President of ING
7337 E. Doubletree Ranch Rd.                                         Present                 Investments, LLC and ING Advisors,
Scottsdale, Arizona  85258                                                                   Inc. (since November 1999) and of
Age:  45                                                                                     ING Quantitative Management, Inc.
                                                                                             (since July 2000); Chief Investment
                                                                                             Officer of the Domestic Equity
                                                                                             Portfolios, ING Investments, LLC
                                                                                             (since 1999).  Formerly, Executive
                                                                                             Vice President and Chief Investment
                                                                                             Officer for the Domestic Equity
                                                                                             Portfolios of Northstar Investment
                                                                                             Management Corporation, whose name
                                                                                             changed to Pilgrim Advisors, Inc.
                                                                                             and subsequently became part of ING
                                                                                             Investments, LLC  (May 1998 -
                                                                                             October 1999); Portfolio Manager
                                                                                             with Strong Capital Management (May
                                                                                             1996 - 1998); a Managing Director
                                                                                             and Head of Small- and
                                                                                             Mid-Capitalization Equity
                                                                                             Strategies at Bankers Trust Corp.
                                                                                             (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) DURING THE
        NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND    LENGTH OF SERVICE (1)         LAST FIVE YEARS (2)
        ---------------------            ------------------------    ---------------------         -------------------
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND                      Executive Vice President,     March 2002 -          Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.           Assistant Secretary and       Present               Financial Officer and Treasurer of
Scottsdale, Arizona  85258             Principal Financial Officer                         ING Funds Services, LLC, ING Funds
Age:  44                                                                                   Distributor, Inc., ING Advisors,
                                                                                           Inc., ING Investments, LLC, ING
                                                                                           Quantitative Management, Inc.,
                                                                                           Lexington Funds Distributor, Inc.,
                                                                                           Express America T.C. Inc. and EAMC
                                                                                           Liquidation Corp. (since December
                                                                                           2001).  Formerly, Senior Vice
                                                                                           President, ING Funds Services, LLC,
                                                                                           ING Investments, LLC, and ING Funds
                                                                                           Distributor, Inc. (June 1998 -
                                                                                           December 2001) and Chief Financial
                                                                                           Officer of Endeavor Group (April
                                                                                           1997 - June 1998).
------------------------------------------------------------------------------------------------------------------------------------
RALPH G. NORTON III                    Senior Vice President         March 2002 -          Senior Vice President of ING
7337 E. Doubletree Ranch Rd.                                         Present               Investment Advisors, Inc. and ING
Scottsdale, Arizona  85258                                                                 Investments, LLC (since October
AGE: 42                                                                                    2001) and Chief Investment Officer
                                                                                           of the Fixed Income Portfolios, ING
                                                                                           Investments, LLC  (since October
                                                                                           2001).  Formerly, Senior Market
                                                                                           Strategist, Aeltus Investment
                                                                                           Management, Inc. (January 2001 -
                                                                                           August 2001) and Chief Investment
                                                                                           Officer, ING Investments, LLC
                                                                                           (1990 - January 2001).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                         Senior Vice President and     March 2002 -          Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.           Assistant Secretary           Present               Secretary of ING Funds Services,
Scottsdale, Arizona  85258                                                                 LLC, ING Funds Distributor, Inc.,
AGE:  39                                                                                   ING Advisors, Inc., ING
                                                                                           Investments, LLC, ING Quantitative
                                                                                           Management, Inc. (since October
                                                                                           2001) and Lexington Funds
                                                                                           Distributor, Inc. (since December
                                                                                           2001).  Formerly, Vice President,
                                                                                           ING Investments, LLC (April 1997 -
                                                                                           October 1999), ING Funds Services,
                                                                                           LLC (February 1997 - August 1999)
                                                                                           and Assistant Vice President, ING
                                                                                           Funds Services, LLC (August 1995 -
                                                                                           February 1997).
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                       Vice President and Treasurer  March 2002 -          Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                         Present               Services, LLC (since October 2001)
Scottsdale, Arizona  85258                                                                 and ING Investments, LLC (since
Age:  34                                                                                   August 1997); Accounting Manager,
                                                                                           ING Investments, LLC (since
                                                                                           November 1995).
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON                   Vice President and Secretary  March 2002 -          Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.                                         Present               Management, Inc. (since October
Scottsdale, Arizona  85258                                                                 2001); Vice President and Assistant
Age:  38                                                                                   Secretary of ING Funds Services,
                                                                                           LLC, ING Funds Distributor, Inc.,
                                                                                           ING Advisors, Inc., ING
                                                                                           Investments, LLC (since October
                                                                                           2001) and Lexington Funds
                                                                                           Distributor, Inc. (since December
                                                                                           2001).  Formerly, Assistant Vice
                                                                                           President of ING Funds Services,
                                                                                           LLC (November 1999 - January 2001)
                                                                                           and has held various other
                                                                                           positions with ING Funds Services,
                                                                                           LLC for more than the last five
                                                                                           years.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      TERM OF OFFICE AND
                                                                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION(S) DURING THE
        NAME, ADDRESS AND AGE            POSITIONS HELD WITH FUND            (1)                   LAST FIVE YEARS (2)
        ---------------------            ------------------------            ---                   -------------------
------------------------------------------------------------------------------------------------------------------------------------
LOURDES R. BERNAL                      Vice President                April 2002 - Present  Vice President of ING Investments,
7337 E. Doubletree Ranch Rd.                                                               LLC (since January 2002). Prior to
Scottsdale, Arizona 85258                                                                  joining ING Investments, LLC in
Age:  32                                                                                   2002, Ms. Bernal was a Senior
                                                                                           Manager in the Investment
                                                                                           Management Practice,
                                                                                           PricewaterhouseCoopers LLP (July
                                                                                           2000 - December 2001); Manager,
                                                                                           PricewaterhouseCoopers LLP (July
                                                                                           1998 - July 2000); Manager, Coopers
                                                                                           & Lybrand LLP (July 1996 - June
                                                                                           1998); Senior Associate, Coopers &
                                                                                           Lybrand LLP (July 1992 - June
                                                                                           1996); and Associate, Coopers &
                                                                                           Lybrand LLP (August 1990 - June
                                                                                           1992).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                             Assistant Vice President      April  2002 -         Director of Financial Reporting of
7337 E. Doubletree Ranch Rd.                                         Present               ING Investments, LLC (since March
Scottsdale, Arizona 85258                                                                  2001).  Formerly, Director of
Age:  34                                                                                   Financial Reporting, Axient
                                                                                           Communications, Inc. (May 2000 -
                                                                                           January 2001) and Director of
                                                                                           Finance, Rural/Metro Corporation
                                                                                           (March 1995 - May 2000).
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON                       Assistant Vice President     April 2002 - Present   Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.                                                                Funds Services, LLC (since October
Scottsdale, Arizona 85258                                                                   2001).  Formerly, Manager of Fund
Age: 43                                                                                     Accounting and Fund Compliance,
                                                                                            ING Investments, LLC (September
                                                                                            1999 - November 2001); Section
                                                                                            Manager of Fund Accounting, Stein
                                                                                            Roe Mutual Funds (July 1998 -
                                                                                            August 1999); and Financial
                                                                                            Reporting Analyst, Stein Roe
                                                                                            Mutual Funds (August 1997 - July
                                                                                            1998).
------------------------------------------------------------------------------------------------------------------------------------



(1) The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified



(2) The following documents the evolution of the name of each corporate entity referenced in the above biographies:



ING Investments, LLC (March 2002 - name changed from ING            ING Funds Services, LLC (March 2002 - name changed from ING
      Pilgrim Investments, LLC)                                          Pilgrim Group, LLC)
      -------------------------                                          -------------------
     ING Mutual Funds Management Co., LLC (April 2001 - merged         ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim
      into ING Pilgrim Investments, LLC)                                 Group LLC)
     ING Pilgrim Investments, Inc. (February 2001 - merged into        ING Pilgrim Group, LLC (February 2001 - formed)
      ING Pilgrim Investments, LLC)                                    ING Pilgrim Group, Inc. (September 2000 - name changed from
     ING Pilgrim Investments, LLC (February 2001 - formed)               Pilgrim Group, Inc.)
     ING Pilgrim Investments, Inc. (September 2000 - name              Lexington Global Asset Managers, Inc. (July 2000 - merged
      changed from Pilgrim Investments, Inc.)                            into Pilgrim Group, Inc.)
     Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim        Northstar Administrators, Inc. (November 1999 - merged into
      Investments, Inc.)                                                 Pilgrim Group, Inc.)
     Pilgrim Investments, Inc. (October 1998 - name changed            Pilgrim Group, Inc. (October 1998 - name changed from
      from Pilgrim America Investments, Inc.)                            Pilgrim American Group, Inc.)
     Pilgrim America Investments, Inc. (April 1995 - name              Pilgrim America Group, Inc. (April 1995 - name changed from
      changed from Newco Advisory Corporation)                           Newco Holdings Management Corporation)
     Newco Advisory Corporation (December 1994 - incorporated)         Newco Holdings Management Corporation (December 1994 -
                                                                         incorporated)



** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)



ING Funds Distributor, Inc.  (March 2002 - name changed from        ING Capital Corporation, LLC (March 2002 - name changed from
      ING Pilgrim Securities, Inc.)                                      ING Pilgrim Capital Corporation, LLC)
      -----------------------------                                      -------------------------------------
     ING Pilgrim Securities, Inc. (September 2000 - name               ING Pilgrim Capital Corporation (February 2001 - merged into
      changed from Pilgrim Securities, Inc.)                             ING Pilgrim Capital Corporation, LLC)
     Northstar Distributors Inc. (November 1999 - merged into          ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
      Pilgrim Securities, Inc.)                                        ING Pilgrim Capital Corporation (September 2000 - name
     Pilgrim Securities, Inc.  (October 1998 - name changed              changed from Pilgrim Capital Corporation)
      from Pilgrim America Securities, Inc.)                           Pilgrim Capital Corporation (February 2000 - name changed
     Pilgrim America Securities, Inc. (April 1995 - name                 from Pilgrim Holdings Corporation)
      changed from Newco Distributors

      Corporation)                                                     Pilgrim Holdings Corporation (October 1999 - name changed
     Newco Distributors Corporation (December 1994  -                    from Northstar Holdings, Inc.)
      incorporated)                                                    Northstar Holdings, Inc. (October 1999 - merged into Pilgrim
                                                                         Capital Corporation)
                                                                       Pilgrim Capital Corporation (June 1999 - name changed from
                                                                         Pilgrim America Capital Corporation)
                                                                       Pilgrim Capital Corporation (June 1999 - merged into Pilgrim
                                                                         America Capital Corporation)
                                                                       Pilgrim America Capital Corporation (April 1997 -
                                                                         incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim      ING Quantitative Management, Inc. (March 2002 - name changed
      Advisors, Inc.)                                                    from ING Pilgrim Quantitative Management, Inc.)
     ING Pilgrim Advisors, Inc. (March 2001 - name changed from        ING Pilgrim Quantitative Management, Inc. (March 2001 - name
      ING Lexington Management Corporation)                              changed from Market Systems Research Advisors)
     ING Lexington Management Corporation (October 2000 name           Market Systems Research Advisors, Inc. (November 1986 -
      changed from Lexington Management Corporation)                     incorporated)
Lexington Management Corporation (December 1996 - incorporated)


BOARD OF DIRECTORS

The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

Committees


The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. O'Dell (collectively the "Independent Directors"). Ms. Fighetti currently serves as Chairman and Ms. Norgaard currently serves as Vice Chairman of the Committee. The Audit Committee held two (2) meetings during the last calendar year.



The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince currently serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last calendar year.



The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of the Independent Directors. Dr. Grove currently serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the last calendar year.


DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 AGGREGATE DOLLAR
                                                                                                                  RANGE OF EQUITY
                                                                                                                   SECURITIES IN
                                                                                                                  ALL REGISTERED
                                                                                                                    INVESTMENT
                                                                                                                     COMPANIES
                                                                                                                    OVERSEEN BY
                                                                                                                    DIRECTOR IN
                                                                                                                     FAMILY OF
                                                                                                                    INVESTMENT
  NAME OF DIRECTOR           DOLLAR RANGE OF EQUITY SECURITIES IN EACH COMPANY AS OF DECEMBER 31, 2001(1)          COMPANIES(1)
------------------------------------------------------------------------------------------------------------------------------------
                                     SMALL                    INDEX PLUS                 INDEX PLUS   MONEY
                        GROWTH      COMPANY     TECHNOLOGY     LARGECAP     INDEX PLUS    SMALLCAP    MARKET
                         FUND        FUND          FUND          FUND      MIDCAP FUND      FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince,      None        None          None        $10,001 -    $10,001 -     $10,001 -   $10,001      Over $100,000
Jr.                                                            $50,000C      $50,000C     $50,000C       -
                                                                                                      $50,000C
------------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti        None        None          None          None          None         None        None           None
------------------------------------------------------------------------------------------------------------------------------------
David L. Grove           None        None          None          None          None         None        None           None
------------------------------------------------------------------------------------------------------------------------------------
Sidney Koch              None        None            C           None          None         None        None         $10,001 -
                                                                                                                     $50,000C
------------------------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard       None        None          None          None          None         None        None             E
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Scheide       None        None          None          None          None         None        None           None
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE
"INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
J. Scott Fox           Over          Over        $10,001 -       $1 -          None         None        None       Over $100,000
                       $100,000    $100,000      $50,000C       $10,000
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney
------------------------------------------------------------------------------------------------------------------------------------


(1)  Dollar range key

         A.   None

         B.   $1 - $10,000

         C.   $10,001 - $50,000

         D.   $50,001 - $100,000

         E.   over $100,000

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES


Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Funds (not including registered investment companies) as of December 31, 2001.



--------------------------------------------------------------------------------------------------------------------
                             NAME OF OWNERS
     NAME OF DIRECTOR       AND RELATIONSHIP                                            VALUE OF       PERCENTAGE OF
                               TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
--------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.            N/A               N/A                N/A                 $0              N/A
--------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti                  N/A               N/A                N/A                 $0              N/A
--------------------------------------------------------------------------------------------------------------------
David L. Grove                     N/A               N/A                N/A                 $0              N/A
--------------------------------------------------------------------------------------------------------------------
Sidney Koch                        N/A               N/A                N/A                 $0              N/A
--------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard                 N/A               N/A                N/A                 $0              N/A
--------------------------------------------------------------------------------------------------------------------
Richard G. Scheide                 N/A               N/A                N/A                 $0              N/A
--------------------------------------------------------------------------------------------------------------------
Edward T. O'Dell                   N/A               N/A                N/A                 $0              N/A
--------------------------------------------------------------------------------------------------------------------


DIRECTOR COMPENSATION


During the year ended December 31, 2001, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the year ended December 31, 2001 (this period was chosen because the ING Series Funds have varying fiscal year ends), the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.



--------------------------------------------------------------------------------------------------------------------
                                                                          PENSION OR       TOTAL COMPENSATION FROM
               NAME OF PERSON                 AGGREGATE COMPENSATION      RETIREMENT         THE COMPANY AND FUND
                  POSITION                       FROM THE COMPANY       BENEFITS ACCRUED   COMPLEX PAID TO DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.*                              $18,220                                      $102,000
Director, Chairperson Contract Committee
--------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti*                                    17,011                                        95,230
Director, Chairperson Audit Committee**
--------------------------------------------------------------------------------------------------------------------
David L. Grove*                                       16,798                                        94,041
Director
--------------------------------------------------------------------------------------------------------------------
Sidney Koch                                           16,873                                        94,459
Director
--------------------------------------------------------------------------------------------------------------------
Corine Norgaard                                       16,434                                        92,000
Director, Chairperson Nominating Committee
--------------------------------------------------------------------------------------------------------------------
Richard G. Scheide ***                                17,107                                        95,770
Director
--------------------------------------------------------------------------------------------------------------------



* During the year ended December 31, 2001, Ms. Fighetti, Dr. Grove and Dr. DePrince deferred $[ ], $[ ] and $[ ]respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred.



** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001



***      Mr. Scheide retired as Director effective May 31, 2002.



Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owed to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Fund without the consent or approval of shareholders.



As of June 30, 2002, Aetna Life Insurance and Annuity Company (ALIAC), a Connecticut corporation, or its successor, and its affiliates had the following interest in the Funds, through direct ownership or through one of ING's separate accounts:



                                                                          % ALIAC AND ITS AFFILIATES
                                                       ---------------------------------------------------------------
                                                       Class I             Class A           Class B           Class C
                                                       -------             -------           -------           -------
ING Bond                                                     %                   %
ING Government                                               %                   %
ING Index Plus LargeCap Fund                                 %                   %
ING Index Plus MidCap Fund                                                       %
ING Index Plus SmallCap Fund                                 %                   %
ING International Growth Fund                                %                   %
ING Aeltus Money Market Fund                                 %                   %
ING Small Company Fund                                       %                   %
ING Value Opportunity Fund                                                       %
ING Technology Fund                                                              %
ING Ascent Fund                                              %                   %
ING Crossroads Fund                                          %                   %
ING Legacy Fund                                              %                   %
ING Growth Fund                                              %                   %
ING Growth and Income Fund                                   %                  3%
ING Balanced Fund                                            %                   %


Shares of the Funds held beneficially by ALIAC and its affiliates are voted in the same proportion as shares held by non-ALIAC shareholders of that Fund.


As of June 30, 2002, officers and Directors of the Company owned less than 1% of the outstanding shares of any of the Funds.


ALIAC is an indirect wholly owned subsidiary of ING Groep N.V. (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands. ALIAC has informed the Company that it plans to change its name to ING Life Insurance and Annuity Company in 2002.



                         INVESTMENT ADVISORY AGREEMENTS



The investment adviser for the Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to all the Funds except the Technology Funds; and AIC Asset Management, LLC as Sub-Adviser to the Technology Fund. The Investment Adviser and Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. Despite the change in investment adviser, AIC has served as the Sub-Adviser to the Technology Fund since the Fund commenced operations.



The Investment Adviser serves pursuant to separate Investment Management Agreements between the Investment Adviser and each Fund. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds, respectively. Pursuant to a sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to Sub-Advisers for the Funds. The Investment Adviser oversees the investment management of the Sub-Advisers for the Funds.



Each Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Directors, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.



After an initial term through December 31, 2002, each Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.



In connection with their deliberations relating to each Fund's current Investment Management Agreement and Sub-Advisory Agreement, the Board of Directors considered information that had been provided by ING Investments and the Sub-Advisers to the Funds that engage them. In considering the Investment Management Agreements and Sub-Advisory Agreements, the Board of Directors considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Directors in reviewing the Investment Management Agreement included, but were not limited to the following:
(1) the performance of the mutual funds for which ING Investments currently serves as investment adviser; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreements in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expenses borne by shareholders of the Funds. The Board of Directors also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



The factors considered by the Board of Directors in reviewing the Sub-Advisory Agreements included, but were not limited to, the following: (1) the performance of the Funds; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board of Directors also considered the advisory fee retained by ING Investments for its services to sub-advised Funds.



In reviewing the terms of each Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreements and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board of Directors has determined that the Investment Management Agreements and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Directors of each Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreements and Sub-Advisory Agreements.

Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



As of [______ __], 2002, the Investment Adviser had assets under management of over $ [__] billion.



The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:







          FUND                  ADVISORY FEE                  ASSETS
          ----                  ------------                  ------
International Growth               0.850%              On first $250 million
                                   0.800%              On next $250 million
                                   0.775%              On next $250 million
                                   0.750%              On next $1.25 billion
                                   0.700%                 Over $2 billion

Growth                             0.700%              On first $250 million
                                   0.650%              On next $250 million
                                   0.625%              On next $250 million
                                   0.600%              On next $1.25 billion
                                   0.550%                 Over $2 billion

Small Company                      0.850%              On first $250 million
                                   0.800%              On next $250 million
                                   0.775%              On next $250 million
                                   0.750%              On next $1.25 billion
                                   0.725%                 Over $2 billion

Technology                         1.050%              On first $500 million
                                   1.025%              On next $500 million
                                   1.000%                 Over $1 billion

Index Plus LargeCap                0.450%              On first $500 million
                                   0.425%              On next $250 million
                                   0.400%              On next $1.25 billion
                                   0.375%                 Over $2 billion

Index Plus MidCap                  0.450%              On first $500 million
                                   0.425%              On next $250 million
                                   0.400%              On next $1.25 billion
                                   0.375%                 Over $2 billion

Index Plus SmallCap                0.450%              On first $500 million
                                   0.425%              On next $250 million
                                   0.400%              On next $1.25 billion
                                   0.375%                 Over $2 billion

Value Opportunity                  0.700%              On first $250 million
                                   0.650%              On next $250 million
                                   0.625%              On next $250 million
                                   0.600%              On next $1.25 billion
                                   0.550%                 Over $2 billion

Balanced                           0.800%              On first $500 million
                                   0.750%              On next $500 million
                                   0.700%               On next $1 billion
                                   0.650%                 Over $2 billion


          FUND                  ADVISORY FEE                  ASSETS
          ----                  ------------                  ------

Growth and Income                  0.700%              On first $250 million
                                   0.650%              On next $250 million
                                   0.625%              On next $250 million
                                   0.600%              On next $1.25 billion
                                   0.550%                 Over $2 billion

Bond                               0.500%              On first $250 million
                                   0.475%              On next $250 million
                                   0.450%              On next $250 million
                                   0.425%              On next $1.25 billion
                                   0.400%                 Over $2 billion

ING Government                     0.500%              On first $250 million
                                   0.475%              On next $250 million
                                   0.450%              On next $250 million
                                   0.425%              On next $1.25 billion
                                   0.400%                 Over $2 billion

Aeltus Money Market                0.400%              On first $500 million
                                   0.350%              On next $500 million
                                   0.340%               On next $1 billion
                                   0.330%               On next $1 billion
                                   0.300%                 Over $3 billion

Ascent Fund                        0.800%              On first $500 million
                                   0.775%              On next $500 million
                                   0.750%              On next $500 million
                                   0.725%              On next $500 million
                                   0.700%                 Over $2 billion

Crossroads Fund                    0.800%              On first $500 million
                                   0.775%              On next $500 million
                                   0.750%              On next $500 million
                                   0.725%              On next $500 million
                                   0.700%                 Over $2 billion

Legacy Fund                        0.800%              On first $500 million
                                   0.775%              On next $500 million
                                   0.750%              On next $500 million
                                   0.725%              On next $500 million
                                   0.700%                 Over $2 billion



For the period March 1, 2002 through March 31, 2002, investment advisory fees paid to ING Investments, LLC were as follows:



         COMPANY NAME           TOTAL INVESTMENT ADVISORY FEES          WAIVER             NET ADVISORY FEES PAID
         ------------           ------------------------------          ------             ----------------------
Bond
ING Government
Money Market



For the period November 1, 2001 through February 28, 2002 and the years ended October 31, 2001, October 31, 2000 and October 31, 1999, investment advisory fees were paid to Aeltus (investment adviser to the Funds prior to March 1, 2002) as follows:



Period November 1, 2001 through February 28, 2002



         COMPANY NAME           TOTAL INVESTMENT ADVISORY FEES          WAIVER             NET ADVISORY FEES PAID
         ------------           ------------------------------          ------             ----------------------
Bond
ING Government
Money Market

* Effective [ ], Bond, ING Government and Money Market changed their fiscal year ends from October 31st to March 31st.





Year Ended October 31, 2001


       COMPANY NAME              TOTAL INVESTMENT ADVISORY FEES       WAIVER           NET ADVISORY FEES PAID
       ------------              ------------------------------       ------           ----------------------
Growth                                     $2,018,085                $      0                $2,018,085
International Growth                          951,329                       0                   951,329
Small Company                               2,201,853                       0                 2,201,583
Value Opportunity                              85,534                  78,542                     6,992
Technology                                    120,273                  98,194                    22,079
Balanced                                      957,802                       0                   957,802
Growth and Income                           3,075,068                       0                 3,075,068
Bond                                          358,209                  49,899                   308,310
ING Government                                169,511                  84,134                    85,377
Money Market                                1,845,335                       0                 1,845,335
Index Plus LargeCap                         1,864,439                   8,750                 1,855,689
Index Plus MidCap                              87,400                  87,400                         0
Index Plus SmallCap                            44,024                  44,024                         0
Ascent                                        524,549                 104,844                   419,705
Crossroads                                    642,951                 131,132                   511,819
Legacy                                        361,383                 155,900                   205,483


Year Ended October 31, 2000


       COMPANY NAME              TOTAL INVESTMENT ADVISORY FEES       WAIVER           NET ADVISORY FEES PAID
       ------------              ------------------------------       ------           ----------------------
Growth                                     $2,434,112                $      0                $2,434,112
International Growth                        1,136,501                   2,121                 1,134,380
Small Company                               1,686,622                       0                 1,686,622
Value Opportunity                              62,493                  46,753                    15,740
Technology*                                    88,092                  82,590                     5,502
Balanced                                    1,054,126                       0                 1,054,126
Growth and Income                           4,091,885                       0                 4,091,885
Bond                                          241,025                  42,932                   198,093
ING Government                                101,137                  54,409                    46,728
Money Market                                1,808,423                 236,100                 1,572,323
Index Plus LargeCap                         1,741,347                       0                 1,741,347
Index Plus MidCap                              54,436                  54,436                         0
Index Plus SmallCap                            40,415                  40,415                         0
Ascent                                        552,281                  67,167                   485,114
Crossroads                                    637,997                 100,231                   537,766
Legacy                                        332,834                 117,839                   214,995


Year Ended October 31, 1999


       COMPANY NAME              TOTAL INVESTMENT ADVISORY FEES       WAIVER           NET ADVISORY FEES PAID
       ------------              ------------------------------       ------           ----------------------
Growth                                     $1,484,231                $      0                $1,484,231
International Growth                          507,245                 107,259                   399,986
Small Company                                 488,647                  12,768                   475,879
Value Opportunity                              43,946                  43,946                         0
Balanced                                    1,031,227                       0                 1,031,227
Growth and Income                           4,374,490                       0                 4,374,490
Bond                                          226,218                  80,473                   145,745
ING Government                                 69,754                  69,754                         0
Money Market                                1,844,102                 658,067                 1,186,035
Index Plus LargeCap                           667,633                  73,563                   594,070
Index Plus MidCap                              42,217                  42,217                         0
Index Plus SmallCap                            35,558                  35,558                         0
Ascent                                        409,705                  29,401                   380,304
Crossroads                                    387,278                  37,728                   349,550
Legacy                                        242,377                  77,162                   165,215


*        Technology commenced operations on March 1, 2000.

For the period March 1, 2002 through March 31, 2002, ING paid Aeltus, in its capacity of Sub-Advisor, sub-advisory fees of [$ (Bond Fund), $ (Government
Fund) and $ (Money Market Fund).].



For year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 Aeltus paid EAM subadvisory fees of $57,445 and $41,718, respectively.


Bradley, Foster & Sargent, Inc. ("Bradley") served as sub-adviser of Value Opportunity from October 1, 1998 through December 31, 1999. For the year ended October 31, 1999, Aeltus paid Bradley subadvisory fees of $9,190. The subadvisory agreement was terminated as of December 31, 1999.

                          EXPENSE LIMITATION AGREEMENTS


The Investment Adviser has entered into expense limitation agreements with the following Funds, pursuant to which ING has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser do not exceed the expense limitation shown on the following table:



                  FUND                        CLASS A          CLASS B         CLASS C            CLASS I
                  ----                        -------          -------         -------            -------
International Growth                          %  1.60          %  2.35         %  2.35              1.35
Growth                                            N/A              N/A             N/A               N/A
Small Company                                    1.50             2.25            2.25              1.25
Technology                                       1.75             2.50            2.50              1.50
Index Plus LargeCap                              0.95             1.70            1.70              0.70
Index Plus MidCap                                1.00             1.75            1.75              0.75
Index Plus SmallCap                              1.00             1.75            1.75              0.75
Value Opportunity                                1.35             2.10            2.10              1.10
Balanced                                          N/A              N/A             N/A               N/A
Growth and Income                                 N/A              N/A             N/A               N/A
Bond                                             1.00             1.75            1.75              0.75
ING Government                                   0.95             1.70            1.70              0.70
Money Market                                      N/A              N/A             N/A               N/A
Ascent                                           1.25             2.00            2.00              1.00
Crossroads                                       1.20             1.95            1.95              0.95
Legacy                                           1.15             1.90            1.90              0.90



Each Fund set forth above may at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.


Each expense limitation agreement provides that these expense limitations shall continue until December 31, 2002. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by a Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING.

                             SUB-ADVISORY AGREEMENTS


The Investment Management Agreement for each Fund provides that the Investment Adviser, with the approval of a Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Fund who are employees of the Investment Adviser or its affiliates and office rent of a Fund. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.



Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Funds who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.



The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of a Fund, or the shareholders of a Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect through December 31, 2002 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.



Pursuant to the Sub-Advisory Agreements between the Investment Adviser and Aeltus, Aeltus acts as Sub-Adviser to all the Funds except the Technology Fund. In this capacity, Aeltus, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Funds' portfolio investments consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group.



Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AIC, AIC serves as Sub-Adviser to the Technology Fund. In this capacity, AIC, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AIC's address is 100 Pine Street, Suite 420, San Francisco, California 94111. AIC is controlled by and is an indirect subsidiary of AIC Limited. AIC Limited is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada.



For the following Funds, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:








           FUND              SUB-ADVISORY FEE *            ASSETS
           ----              ------------------            ------
International Growth               0.383%           On first $250 million
                                   0.360%           On next $250 million
                                   0.349%           On next $250 million
                                   0.338%           On next $1.25 billion
                                   0.315%              Over $2 billion

Growth                             0.315%           On first $250 million
                                   0.293%           On next $250 million
                                   0.281%           On next $250 million

           FUND              SUB-ADVISORY FEE *            ASSETS
           ----              ------------------            ------
                                   0.270%           On next $1.25 billion
                                   0.248%              Over $2 billion

Small Company                      0.383%           On first $250 million
                                   0.360%           On next $250 million
                                   0.349%           On next $250 million
                                   0.338%           On next $1.25 billion
                                   0.326%              Over $2 billion

Technology                         0.500%                 On first
                                                           On next
                                                           On next
                                                           On next
                                                            Over

Index Plus LargeCap                0.203%           On first $500 million
                                   0.191%           On next $250 million
                                   0.180%           On next $1.25 billion
                                   0.169%              Over $2 billion

Index Plus MidCap                  0.203%           On first $500 million
                                   0.191%           On next $250 million
                                   0.180%           On next $1.25 billion
                                   0.169%              Over $2 billion

Index Plus SmallCap                0.203%           On first $500 million
                                   0.191%           On next $250 million
                                   0.180%           On next $1.25 billion
                                   0.169%              Over $2 billion

Value Opportunity                  0.315%           On first $250 million
                                   0.293%           On next $250 million
                                   0.281%           On next $250 million
                                   0.270%           On next $1.25 billion
                                   0.248%              Over $2 billion

Balanced                           0.360%           On first $500 million
                                   0.338%           On next $500 million
                                   0.315%            On next $1 billion
                                   0.293%              Over $2 billion

Growth and Income                  0.315%           On first $250 million
                                   0.293%           On next $250 million
                                   0.281%           On next $250 million
                                   0.270%           On next $1.25 billion
                                   0.248%              Over $2 billion

Bond                               0.225%           On first $250 million
                                   0.214%           On next $250 million
                                   0.203%           On next $250 million
                                   0.191%           On next $1.25 billion
                                   0.180%              Over $2 billion

ING Government                     0.225%           On first $250 million
                                   0.214%           On next $250 million
                                   0.203%           On next $250 million
                                   0.191%           On next $1.25 billion
                                   0.180%              Over $2 billion

Money Market                       0.180%           On first $500 million
                                   0.158%           On next $500 million

           FUND              SUB-ADVISORY FEE *            ASSETS
           ----              ------------------            ------
                                   0.153%            On next $1 billion
                                   0.149%            On next $1 billion
                                   0.135%              Over $3 billion

Ascent Fund                        0.360%           On first $500 million
                                   0.349%           On next $500 million
                                   0.338%           On next $500 million
                                   0.326%           On next $500 million
                                   0.315%              Over $2 billion

Crossroads Fund                    0.360%           On first $500 million
                                   0.349%           On next $500 million
                                   0.338%           On next $500 million
                                   0.326%           On next $500 million
                                   0.315%              Over $2 billion

Legacy Fund                        0.360%           On first $500 million
                                   0.349%           On next $500 million
                                   0.338%           On next $500 million
                                   0.326%           On next $500 million
                                   0.315%              Over $2 billion



* As a percentage of average daily net assets.


                        ADMINISTRATIVE SERVICES AGREEMENT


ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Funds pursuant to Administrative Services Agreements. Subject to the supervision of the Board of Directors, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser. Prior to April 1, 2002, for the Fixed Income Funds, and May 1, 2002, for the Equity Funds, Aeltus provided administrative services to the Funds pursuant to administrative agreements.



The services provided by Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.



For its services, the Administrator is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.



For the period November 1, 2001 through March 31, 2002 and the fiscal years ended October 31, 2001, 2000 and 1999, administrative services fees paid to Aeltus (in its capacity as the former administrator to the Funds ) were as follows:






November 1, 2001 through March 31, 2002



              COMPANY                 TOTAL ADMINISTRATIVE        ADMINISTRATOR        NET ADMINISTRATIVE SERVICES
               NAME                      SERVICES FEE                 WAIVER                     FEES PAID
               ----                      ------------                 ------                     ---------
Bond
ING Government
Money Market

Year Ended October 31, 2001


              COMPANY                 TOTAL ADMINISTRATIVE          ADMINISTRATOR      NET ADMINISTRATIVE SERVICES
               NAME                       SERVICES FEE                 WAIVER                  FEES PAID
               ----                       ------------                 ------                  ---------
Growth                                     $291,274                $     0                      $291,274
International Growth                         70,533                      0                        70,533
Small Company                               259,607                      0                       259,607
Value Opportunity                            12,219                      0                        12,219
Technology                                   11,455                      0                        11,455
Balanced                                    119,725                      0                       119,725
Growth and Income                           453,857                      0                       453,857
Bond                                         71,642                      0                        71,642
ING Government                               33,902                      0                        33,902
Money Market                                461,334                      0                       461,334
Index Plus LargeCap                         414,320                      0                       414,320
Index Plus MidCap                            19,422                 10,977                         8,445
Index Plus SmallCap                           9,783                  9,783                             0
Ascent                                       65,569                      0                        65,569
Crossroads                                   80,369                      0                        80,369
Legacy                                       45,173                      0                        45,173


Year Ended October 31, 2000


              COMPANY                 TOTAL ADMINISTRATIVE          ADMINISTRATOR      NET ADMINISTRATIVE SERVICES
               NAME                       SERVICES FEE                 WAIVER                  FEES PAID
               ----                       ------------                 ------                  ---------
Growth                                     $355,247                $     0                      $355,247
International Growth                        133,706                      0                       133,706
Small Company                               198,427                      0                       198,427
Value Opportunity                             8,928                      0                         8,928
Technology*                                   8,390                      0                         8,390
Balanced                                    131,766                      0                       131,766
Growth and Income                           614,699                      0                       614,699
Bond                                         48,205                      0                        48,205
ING Government                               20,227                      0                        20,227
Money Market                                451,856                      0                       451,856
Index Plus LargeCap                         386,966                      0                       386,966
Index Plus MidCap                            12,097                  5,902                         6,195
Index Plus SmallCap                           8,981                  8,981                             0
Ascent                                       69,035                      0                        69,035
Crossroads                                   79,750                      0                        79,750
Legacy                                       41,604                      0                        41,604


Year Ended October 31, 1999


              COMPANY                 TOTAL ADMINISTRATIVE          ADMINISTRATOR      NET ADMINISTRATIVE SERVICES
               NAME                       SERVICES FEE                 WAIVER                  FEES PAID
               ----                       ------------                 ------                  ---------
Growth                                     $212,043                $     0                      $212,043
International Growth                         59,676                      0                        59,676
Small Company                                57,488                      0                        57,488
Value Opportunity                             6,278                  6,278                             0
Balanced                                    128,903                      0                       128,903
Growth and Income                           660,028                      0                       660,028
Bond                                         45,244                      0                        45,244
ING Government                               13,951                 13,951                             0
Money Market                                461,026                      0                       461,026
Index Plus LargeCap                         148,363                      0                       148,363
Index Plus MidCap                             9,381                  9,381                             0
Index Plus SmallCap                           7,902                  7,902                             0
Ascent                                       51,213                      0                        51,213
Crossroads                                   48,410                      0                        48,410
Legacy                                       30,297                      0                        30,297


* Technology commenced operations on March 1, 2000.

                                    CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, serves as custodian for the assets of all Funds except International Growth. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International Growth. Neither custodian participates in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.


For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri serves as the transfer agent dividend-paying agent to the Funds.

                              INDEPENDENT AUDITORS


KPMG LLP, 1 Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 serves as independent auditors to the Domestic Equity Funds. KPMG LLP provides audit and tax services, assistance and consultation in connection with Commission filings. PriceWaterhouseCoopers, 1670 Broadway, Suite 1000, Denver, Colorado 80202-4870, serves as auditor to International Growth, Bond, ING Government and Money Market.


                              PRINCIPAL UNDERWRITER


Shares of the Funds are distributed by ING Funds Distributor, Inc. ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Fund and the Distributor. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Funds and the Distributor have agreed to indemnify each other against certain liabilities. The Underwriting Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Funds. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Funds and have no effect on the net asset value of the Funds. ING Funds Distributor, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is a Delaware corporation and is an indirect wholly owned subsidiary of ING Group and an affiliate of ING. Prior to January 1, 2002, Aeltus Capital, Inc. ("ACI"), 10 State House Square, Hartford, Connecticut 06103-3602, was the distributor for the Funds.






For the period January 1, 2002 through March 31, 2002, fees were paid to ING Funds Distributor as follows:



January 1, 2002 through March 2002



                          COMPANY NAME                  TOTAL UNDERWRITING FEES
                          ------------                  -----------------------
               Bond                                               $
               ING Government
               Money Market



For the period November 1, 2001 through December 31, 2001 and the years ended October 31, 2001, 2000 and 1999, Shareholder Services and Distribution fees were paid to ACI (principal underwriter for the Funds prior to January 1, 2002) as follows:

November 1, 2001 through December 31, 2001



                            COMPANY NAME                             TOTAL UNDERWRITING FEES
                            ------------                             -----------------------
               Bond                                                             $
               ING Government
               Money Market






Year Ended October 31, 2001



                            COMPANY NAME                             TOTAL UNDERWRITING FEES
                            ------------                             -----------------------
               Growth                                                       $   313,853
               International Growth                                             239,192
               Small Company                                                    229,088
               Value Opportunity                                                 32,086
               Technology                                                        50,267
               Balanced                                                         123,514
               Growth and Income                                                219,170
               Bond                                                              97,266
               ING Government                                                    52,391
               Money Market                                                       9,589
               Index Plus LargeCap                                            1,072,427
               Index Plus MidCap                                                 65,737
               Index Plus SmallCap                                               19,699
               Ascent                                                            88,390
               Crossroads                                                        89,868
               Legacy                                                            54,959



Year Ended October 31, 2000



                            COMPANY NAME                             TOTAL UNDERWRITING FEES
                            ------------                             -----------------------
               Growth                                                          $308,778
               International Growth                                             239,877
               Small Company                                                    157,592
               Value Opportunity                                                 16,532
               Technology*                                                       39,961
               Balanced                                                         110,697
               Growth and Income                                                243,774
               Bond                                                              46,968
               ING Government                                                    26,146
               Money Market                                                       1,620
               Index Plus LargeCap                                              993,925
               Index Plus MidCap                                                 31,681
               Index Plus SmallCap                                               15,048
               Ascent                                                            86,818
               Crossroads                                                        78,321
               Legacy                                                            42,859



Year Ended October 31, 1999



                            COMPANY NAME                             TOTAL UNDERWRITING FEES
                            ------------                             -----------------------
               Growth                                                           $93,265
               International Growth                                              53,471
               Small Company                                                     47,171
               Value Opportunity                                                  4,741
               Balanced                                                          46,064
               Growth and Income                                                123,267
               Bond                                                              22,641
               ING Government                                                     8,320
               Money Market                                                       1,192
               Index Plus LargeCap                                              267,873
               Index Plus MidCap                                                  8,318
               Index Plus SmallCap                                                7,896
               Ascent                                                            36,042
               Crossroads                                                        20,360

                            COMPANY NAME                             TOTAL UNDERWRITING FEES
                            ------------                             -----------------------
               Legacy                                                            16,944

* Technology commenced operations on March 1, 2000.


Fees in the amount of $0, $236,100, and $658,067 for the years ended October 31, 2001, 2000, and 1999, respectively, were waived for Money Market.



               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS



Fund shares are distributed by ING Funds Distributor. With respect to Class A shares of the Funds (other than Money Market), ING Funds Distributor is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution and Shareholder Services Plan"). With respect to Class B shares of the Funds, ING Funds Distributor is paid an annual fee at the rate of 1.00% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. With respect to Class C shares of the Funds (other than Money Market), ING Funds Distributor is paid an annual fee at the rate of 1.00% (0.75% for the Index Plus Funds) of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. The Funds do not have a distribution plan for Class I shares. The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Funds; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses. ING Funds Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.



ING Funds Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Distribution and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.



The Distribution and Shareholder Services Plans continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution and Shareholder Services Plans may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor without shareholder approval. All amendments to the Distribution and Shareholder Services Plans must be approved by the Board in the manner described above. The Distribution and Shareholder Services Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholder Services Plans. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plans. No other interested person of the Funds has a financial interest in the Plans.



In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, 2) the services provided to the Funds and its shareholders by ING Funds Distributors, and 3) ING Funds Distributor's shareholder distribution-related expenses and costs.



The Investment Adviser, Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor. with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) and the selling broker-dealer.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Funds for the fiscal year ended March 31, 2002 were as follows:



       DISTRIBUTION EXPENSES            CLASS A       CLASS B       CLASS C
       ---------------------            -------       -------       -------
Bond
----
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

ING Government
--------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Money Market Fund
-----------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total



Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Funds for the fiscal year ended October 31, 2001 were as follows.



       DISTRIBUTION EXPENSES            CLASS A       CLASS B       CLASS C
       ---------------------            -------       -------       -------
International Growth Fund
-------------------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Growth Fund
-----------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Small Company Fund
------------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Technology Fund
---------------
Advertising
Printing
Salaries & Commissions

Broker Servicing
Miscellaneous
Total

Index Plus LargeCap Fund
------------------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Index Plus MidCap Fund
----------------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Index Plus SmallCap Fund
------------------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Value Opportunity Fund
----------------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Balanced Fund
-------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Growth and Income Fund
----------------------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Ascent Fund
-----------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Crossroads Fund
---------------
Advertising

Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total

Legacy Fund
-----------
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total





Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.

The following table applies to Growth, International Growth, Small Company, Value Opportunity, Technology, Balanced, Growth and Income and the Generation
Funds:

                                                        AMOUNT OF SALES CHARGE TYPICALLY REALLOWED TO DEALERS AS A
            WHEN YOU INVEST THIS AMOUNT:                               PERCENTAGE OF OFFERING PRICE:
            ----------------------------                               -----------------------------
Under $50,000                                                                      5.00%
$50,000 or more but under $100,000                                                 3.75%
$100,000 or more but under $250,000                                                2.75%
$250,000 or more but under $500,000                                                2.00%
$500,000 or more but under $1,000,000                                              1.75%


The following table applies to Bond and ING Government:


                                                        AMOUNT OF SALES CHARGE TYPICALLY REALLOWED TO DEALERS AS A
            WHEN YOU INVEST THIS AMOUNT:                               PERCENTAGE OF OFFERING PRICE:
            ----------------------------                               -----------------------------
Under $50,000                                                                      4.25%
$50,000 or more but under $100,000                                                 4.00%
$100,000 or more but under $250,000                                                3.00%
$250,000 or more but under $500,000                                                2.25%
$500,000 or more but under $1,000,000                                              1.75%



The following table applies to Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap (collectively referred to as the Index Plus Funds):


                                                        AMOUNT OF SALES CHARGE TYPICALLY REALLOWED TO DEALERS AS A
            WHEN YOU INVEST THIS AMOUNT:                               PERCENTAGE OF OFFERING PRICE:
            ----------------------------                               -----------------------------

Under $50,000                                                                      2.50%
$50,000 or more but under $100,000                                                 2.00%
$100,000 or more but under $250,000                                                1.50%
$250,000 or more but under $500,000                                                1.00%
$500,000 or more but under $1,000,000                                              0.50%

Securities dealers that sell Class A shares (other than shares of the Index Plus Funds) in amounts of $1 million or more may be entitled to receive the following commissions:


                                                COMMISSION
                                                ----------
- on sales of $1 million to $3 million              1.00%
- on sales over $3 million to $20 million           0.50%
- on sales over $20 million                         0.25%


Securities dealers that sell Class A shares of the Index Plus Funds in amounts of $1 million or more may be entitled to receive the following commissions:

                                                 COMMISSION
                                                 ----------
- on sales of $1 million to $3 million              0.50%
- on sales over $3 million to $20 million           0.25%
- on sales over $20 million                         0.25%



For sales of Class B shares, your securities dealer is paid an up-front commission equal to four percent (4%) of the amount sold. Beginning in the thirteenth month after the sale is made, ING Funds Distributor uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.



For sales of Class C shares (other than Money Market), your securities dealer is paid an up-front commission based on the amount sold. The up-front commission is equal to one percent (1%) of the sales price, except that in the case of the Index Plus Funds, the up-front commission is equal to 0.75%. This up-front commission is an advance of the 0.25% servicing fee plus the 0.75% (0.50% in the case of the Index Plus Funds) distribution fee for the first year. Beginning in the thirteenth month after the sale is made, ING Funds Distributor uses the servicing fee and the distribution fee to compensate securities dealers, on a monthly basis.



ING Funds Distributor or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing ING Funds Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.


In addition, ING may make payments of up to 0.05% of a Fund's average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company's selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program, provided such accounts are networked accounts.


ING Funds Distributor or its affiliates may, from time to time, also make payments to clearing firms that offer networking services, which make the Funds available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.



ING Funds Distributor has agreed to reimburse Financial Network Investment Corporation, an affiliate of ING Funds Distributor, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.


Aeltus makes payments to AISI of 0.10% of total Money Market Class A assets held in customer accounts that designate AISI as the selling broker-dealer.


ING Funds Distributor may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Funds. These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts. ING Funds Distributor may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.


The value of a shareholder's investment will be unaffected by these payments.

                        PURCHASE AND REDEMPTION OF SHARES

Class I shares of the Company are purchased and redeemed at the applicable net asset value (NAV) next determined after a purchase or redemption order is received, as described in the Prospectus. Class B and Class C shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class B and Class C shares are redeemed at the applicable NAV next determined less any applicable contingent deferred sales charge (CDSC) after a redemption request is received, as described in the Prospectus. Class A shares of the Company are purchased at the applicable NAV next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the applicable NAV next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

Front-end Sales Charge Waivers


Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:


         1.       Redemptions from any ING-advised Fund if you:

                  - Originally paid a front-end sales charge on the shares and

                  - Reinvest the money within 60 days of the redemption date.

         2.       Redemptions from other mutual funds if you:

                  - Originally paid a front-end sales charge on the shares and

                  - Reinvest the money within 30 days of the redemption date.


The Fund's front-end sales charges will also not apply to Class A purchases by:


         1. Employees of ING Groep N.V. and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), NASD registered representatives of ING Funds Distributor, Inc. or any affiliated broker-dealer (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including their immediate families).

         2. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by ALIAC or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ALIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

         3. Certain trust companies and bank trust departments investing on behalf of their clients.

         4. Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

         5. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) on behalf of clients participating in advisory fee programs.

         6. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) and their immediate family members, as allowed by the internal policies of their employer.


         7.       Registered investment companies.


         8.       Insurance companies (including separate accounts).

         9. Shareholders of the Adviser Class at the time such shares were redesignated as Class A shares.


         10.      Certain executive deferred compensation plans.


Contingent Deferred Sales Charge

Certain Class A shares, all Class B shares and all Class C shares (except for Money Market) are subject to a CDSC, as described in the Prospectus. For shareholders opening accounts on or after March 1, 2002, there is no CDSC imposed on:

         - redemptions of shares purchased through reinvestment of dividends or capital gains distributions;

         - shares purchased more than one year (in the case of Class A and Class C shares), or six years (in the case of Class B shares) prior to the redemption; and

         -        redemptions of Money Market Class A and Class C shares unless:

                  - those shares were purchased through an exchange from another Fund within one year (in the case of Class A and Class C shares) prior to the redemption; and

                  - the original purchase of the shares exchanged was subject to a CDSC.

CDSC Waivers

The CDSC will be waived for:

         -        exchanges to other Funds of the same class;

         - redemptions following the death or disability of the shareholder or beneficial owner;

         - redemptions related to distributions from retirement plans or accounts under Internal Revenue Code Section 403(b) after you attain age 70-1/2;

         - tax-free returns of excess contributions from employee benefit plans;

         - distributions from employee benefit plans, including those due to plan termination or plan transfer; and

         - redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services and Other Features), provided that such redemptions:

         - are limited annually to no more than 12% of the original account value;

         -        are made in equal monthly amounts, not to exceed 1% per month;
                  and

         - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares (other than Money Market), as described in the Prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in more than one Fund and will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in certain Funds (other than Money Market shares) acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares (excluding Money Market) of the Funds already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares (excluding Money Market), as well as those Class A shares (excluding Money Market) of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares (excluding Money Market) of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares (excluding Money Market) of the Funds to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of the Board, Aeltus (or AIC, in the case of Technology) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' and AIC's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus (or AIC, in the case of Technology) may also consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' and AIC duty to obtain best execution.



Aeltus (or AIC, in the case of Technology) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. Aeltus and AIC consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of Aeltus and AIC, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.



Research services furnished by brokers through whom the Funds effect securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus or AIC to benefit the Funds.



Consistent with federal law, Aeltus or AIC may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of Aeltus and EAM, as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' or AIC's opinion as to which services and which means of payment are in the long-term best interests of the Funds.



Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. AIC may also buy or sell the same security at or about the same time for a Fund and another advisory client of AIC, including clients in which affiliates of AIC have an interest. Either Aeltus or AIC, as the case may be, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.


Brokerage commissions were paid as follows:


               For the Period November 1, 2001 to March 31, 2002:



                        FUND NAME                               COMMISSION
                        ---------                               ----------
Bond                                                            $
ING Government
Money Market



For the following fiscal years:



         FUND NAME            FOR YEAR ENDED OCTOBER 31, 2001    FOR YEAR ENDED OCTOBER 31, 2000     FOR YEAR ENDED OCTOBER 31, 1999
         ---------            -------------------------------    -------------------------------     -------------------------------
Growth                                 $   796,089                         $   805,950                         $   462,377
International Growth                     1,040,275                           1,133,982                             497,419
Small Company                            1,317,769                           1,125,703                             342,043
Value Opportunity                           46,103                              24,041                              16,153
Technology*                                 31,542                              24,168                                 N/A
Balanced                                   179,504                             155,698                             106,837
Growth and Income                        1,727,256                           2,620,251                           1,575,747
Bond                                         3,132                               3,575                                 275
ING Government                                 284                                 295                               3,615
Money Market                                     0                                   0                                   0
Index Plus LargeCap                        938,360                             760,175                             278,464
Index Plus MidCap                           40,785                              16,000                              11,440
Index Plus SmallCap                         17,767                              12,082                               7,225
Ascent                                     326,348                             276,951                             145,421

Crossroads                                 324,143                             261,920                             106,481
Legacy                                     132,676                              87,840                              47,787

* Technology commenced operations on March 1, 2000.

For the year ended October 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:


                               COMPANY NAME                    COMMISSIONS PAID ON TOTAL TRANSACTIONS
                               -------------                   --------------------------------------
                  Growth                                                    $   49,100
                  International Growth                                          44,518
                  Small Company                                                  7,458
                  Value Opportunity                                              6,963
                  Technology                                                     7,199
                  Balanced                                                      27,443
                  Growth and Income                                            178,232
                  Index Plus LargeCap                                          264,657
                  Index Plus MidCap                                                510
                  Index Plus SmallCap                                                0
                  Ascent                                                        43,337
                  Crossroads                                                    32,422
                  Legacy                                                        13,514


The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.


                                 CODE OF ETHICS



The Funds, ING, ING Funds Distributor, Aeltus and AIC have adopted Codes of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. However, they are designed to prohibit a person from taking advantage of a Fund's trades or from acting on inside information. Each of the Codes of Ethics has been filed with and is available from the Securities and Exchange Commission.


                        SHAREHOLDER ACCOUNTS AND SERVICES

Systematic Investment

The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

A CDSC may be applied to withdrawals made under this plan. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.


Check writing Service



Check writing is available with Class A, Class C and Class I shares of Money Market. If the amount of the check is greater than the value of your shares, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment during the preceding 12 calendar days will be returned unpaid due to uncollected funds. You may select the checkwriting service by indicating your election on the application or by calling 1-800-992-0180. All notices with respect to checks must be given to the transfer agent.


Cross Investing

Dividend Investing   You may elect to have dividend and/or capital gains
distributions automatically invested in the same class of one other Fund.

Systematic Exchange   You may establish an automatic exchange of shares from one
Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-800-992-0180.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

The NAV per share of each class is computed by dividing each class' pro-rata share of a Fund's net assets less any liabilities specifically attributable to that class by the total number of shares outstanding for that class. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting each Fund. No attempt is made to present a detailed explanation of the tax treatment of each Fund and no explanation is provided with respect to the tax treatment of any Fund shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of International Growth's total assets at the close of its fiscal year consist of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service (IRS) pursuant to which shareholders will be required to include their pro rata portions of foreign taxes paid by the Fund as income received by them. Shareholders may then either deduct such pro rata portion in computing their taxable income or use them as foreign tax credits against their U.S. income taxes. If International Growth makes such an election, it will report annually to each shareholder the amount of foreign taxes to be included in income and then either deducted or credited. Alternatively, if the amount of foreign taxes paid by International Growth is not large enough to warrant its making such an election, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case shareholders would not be required to include any amount of foreign taxes paid by International Growth in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount tax credit for taxes paid by the Fund.


                         CALCULATION OF PERFORMANCE DATA



Average Annual Total Return



Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:



                                         n
                                 P(1 + T)   = ERV



Where:     P      = a hypothetical initial payment of $1,000,
           T      = the average annual total return,
           n      = the number of years, and
           ERV    = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.



All total return figures assume that all dividends are reinvested when paid.



From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).



Average Annual Total Return (After Taxes On Distributions) Quotation



Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                        n
                                P(1 + T)  = ATV
                                               D



Where:   P       =  a hypothetical initial payment of $1,000,
         T       =  the average annual total return (after taxes on
                    distributions),
         n       =  the number of years, and
         ATV     =  ending value of a hypothetical $1,000 payment made at the
            D       beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after
                    taxes on redemptions.



All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.



From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).



Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation



Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:



                                        n
                                P(1 + T)  = ATV
                                               DR



Where:   P        = a hypothetical initial payment of $1,000,
         T        = the average annual total return (after taxes on
                    distributions),
         n        = the number of years, and
         ATV      = ending value of a hypothetical $1,000 payment made at the
            DR      beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.



All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.



From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).



Money Market Yield



Current yield for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:



             Effective Yield = [(Base Period Return + 1)(365/7)] - 1



The yield and effective yield for Money Market for the seven days ended March 31, 2002 were as follows:



                                      CLASS A, C AND I               CLASS B
                                      ----------------               -------
               Yield
               Effective Yield



30-Day Yield for Certain Non-Money Market Funds



Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:



                                      a - b     6
                            Yield= 2[(----- + 1)  - 1]
                                        cd



Where:    a    = dividends and interest earned during the period,
          b    = expenses accrued for the period (net of reimbursements),
          c    = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
          d    = the maximum offering price per share on the last day of the period.



Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.



For purposes of this calculation, it is assumed that each month contains 30 days.



Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.



   For the 30-day period ended March 31, 2002:



                                                               YIELD (AT POP)
                                                               --------------
              NAME OF FUND                   CLASS A      CLASS B         CLASS C         CLASS I
              ------------                   -------      -------         -------         -------
Bond Fund                                  %            %               %               %
ING Government Fund                        %            %               %               %

The Company may also from time to time include quotations of yield for Class A that are not calculated according to the formula set forth above. Specifically, the Company may include yield for Class A at the NAV per share on the last day of the period, and not the maximum POP per share on the last day of the period. In which case, variable "d" in the formula will be:



              d = the NAV per share on the last day of the period.



   For the 30-day period ended March 31, 2002:



                         NAME OF FUND                          YIELD (AT NAV) CLASS A
                         ------------                          ----------------------
     Bond Fund                                                           %
     ING Government Fund                                                 %



Dividend Yield



Bond Fund and ING Government Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class from net investment income. To calculate dividend yield, the most recent dividend of a class declared is multiplied by 12 (to annualize the yield) and divided by the current NAV. The formula is shown below:



            Dividend Yield = (Dividends paid x 12) / Net Asset Value



The Class A dividend yield may also be quoted with the public offering price
(POP) for Class A shares. The POP includes the maximum front-end sales charge. The dividend yield for Class B shares and Class C shares is calculated without considering the effect of contingent deferred sales charges.



The dividend yields for the 30-day dividend period ended March 31, 2002 were as follows:



            FUND                CLASS A (NAV)       CLASS A (POP)       CLASS B        CLASS C       CLASS I
            ----                -------------       -------------       -------        -------       -------
Bond Fund                     %                   %                   %              %             %
ING Government Fund           %                   %                   %              %             %



A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.



ADDITIONAL PERFORMANCE QUOTATIONS



Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.



Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS



In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, and Class I Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.



In February 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to the Class A inception date, Class A performance is calculated by using the performance of Class I (formerly Select Class) shares and deducting the Class A front-end sales load and internal fees and expenses of the Adviser Class. In March 1999, the Funds introduced Class B shares. For periods prior to the Class B inception date, Class B performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class B shares. CDSC of 5.00% applies for all Class B shares redeemed in the first year, declining to 1.00% on Class B shares redeemed in the sixth year. No CDSC is charged thereafter. The Class B returns without CDSC are net of fund expenses only, and do not deduct a CDSC. In June 1998, the Funds introduced Class C shares. For periods prior to the Class C inception date, Class C performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class C shares. CDSC applies for all Class C shares (except Money Market) redeemed prior to the end of the first eighteen months of ownership. The 1-year Class C returns without CDSC are net of fund expenses only, and do not deduct a CDSC. Neither a front-end sales load nor a CDSC applies to Class A or Class C shares of Money Market.



The average annual total returns, including sales charges, for each class of shares of each Fund for the one-, five-, and ten-year periods ended October 31, 2001 for Equity and International Funds, and March 31, 2002, for Fixed Income, if applicable, and for classes that have not been in operation for ten years, the average annual total return from for the period from commencement of operations to the latest fiscal year end, is as follows: Total Return Quotations as of March 31, 2002:



CLASS I



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Money Market                                %                  %                %                   01/03/1992
ING Government Fund                         %                  %                %                   01/04/1994
Bond Fund                                   %                  %                %                   01/03/1992



CLASS A  (assuming payment of the front-end sales load)



ING Government Fund                         %                  %                %                   01/04/1994
Bond Fund                                   %                  %                %                   01/03/1992



CLASS A  (without payment of the front-end sales load)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Money Market                                %                  %                %                   01/03/1992
ING Government Fund                         %                  %                %                   01/04/1994
Bond Fund                                   %                  %                %                   01/03/1992



Class B  (assuming payment of the CDSC)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Money Market                                %                 %                 %                   01/03/1992
ING Government Fund                         %                 %                 %                   01/04/1994
Bond Fund                                   %                 %                 %                   01/03/1992

CLASS B  (without payment of the CDSC)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Money Market                            3.55%             4.21%                3.88%                 01/03/1992
ING Government Fund                    11.52%             6.27%                5.55%                 01/04/1994
Bond Fund                              13.07%             6.07%                5.87%                 01/03/1992



CLASS C  (assuming payment of the CDSC)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
ING Government Fund                         %                  %                %                   01/04/1994
Bond Fund                                   %                  %                %                   01/03/1992



CLASS C  (without payment of the CDSC)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Money Market                                %                  %                %                   01/03/1992
ING Government Fund                         %                  %                %                   01/04/1994
Bond Fund                                   %                  %                %                   01/03/1992



Total Return Quotations as of October 31, 2001:



CLASS I



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Balanced                              -12.16%              7.82%                9.25%               01/03/1992
Growth and Income                     -28.93%              5.29%                8.95%               01/03/1992
Growth                                -40.54%              7.07%               11.47%               01/04/1994
Index Plus LargeCap                   -26.03%                N/A                9.86%               12/10/1996
Small Company                          -8.41%             13.16%               15.13%               01/04/1994
International Growth                  -35.47%              4.62%                5.83%               01/03/1992
Ascent Fund                           -19.05%              4.41%                8.56%               01/04/1995
Crossroads Fund                       -13.28%              4.36%                7.89%               01/04/1995
Legacy Fund                            -5.24%              5.59%                8.17%               01/04/1995
Index Plus MidCap                     -12.52%                N/A               11.68%               02/03/1998
Index Plus SmallCap                    -7.38%                N/A                2.19%               02/03/1998
Value Opportunity                     -17.02%                N/A                7.14%               02/02/1998
Technology                            -54.55%                N/A              -43.07%               03/01/2000



CLASS A (assuming payment of the front-end sales load):



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Balanced                              -17.41%              6.16%                7.98%               01/03/1992
Growth and Income                     -33.17%              3.68%                7.74%               01/03/1992
Growth                                -44.12%              5.42%               10.08%               01/04/1994
Index Plus LargeCap                   -28.42%                N/A                8.81%               12/10/1996
Small Company                         -13.89%             11.41%               13.69%               01/04/1994
International Growth                  -39.31%              2.98%                4.59%               01/03/1992
Ascent Fund                           -23.89%              2.85%                7.15%               01/04/1995
Crossroads Fund                       -18.50%              2.77%                6.47%               01/04/1995
Legacy Fund                           -10.95%              3.99%                6.75%               01/04/1995
Index Plus MidCap                     -15.43%                N/A               10.48%               02/03/1998
Index Plus SmallCap                   -10.44%                N/A                1.09%               02/03/1998
Value Opportunity                     -21.99%                N/A                5.19%               02/02/1998
Technology                            -57.27%                N/A              -45.22%               03/01/2000



CLASS A  (without payment of the front-end sales load)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Balanced                              -12.36%             7.42%                 8.64%               01/03/1992
Growth and Income                     -29.07%             4.92%                 8.39%               01/03/1992
Growth                                -40.71%             6.67%                10.92%               01/04/1994

            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Index Plus LargeCap                   -26.19%               N/A                 9.49%               12/10/1996
Small Company                          -8.66%            12.74%                14.56%               01/04/1994
International Growth                  -35.60%             4.21%                 5.22%               01/03/1992
Ascent Fund                           -19.23%             4.08%                 8.09%               01/04/1995
Crossroads Fund                       -13.53%             4.00%                 7.40%               01/04/1995
Legacy Fund                            -5.50%             5.23%                 7.68%               01/04/1995
Index Plus MidCap                     -12.79%               N/A                11.38%               02/03/1998
Index Plus SmallCap                    -7.67%               N/A                 1.92%               02/03/1998
Value Opportunity                     -17.26%               N/A                 6.87%               02/02/1998
Technology                            -54.67%               N/A               -43.25%               03/01/2000



CLASS B  (assuming payment of the CDSC):



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Balanced                              -17.01%             6.44%                 8.17%               01/03/1992
Growth and Income                     -32.93%             3.92%                 7.87%               01/03/1992
Growth                                -43.71%             5.70%                10.37%               01/04/1994
Index Plus LargeCap                   -30.43%               N/A                 8.48%               12/10/1996
Small Company                         -13.67%            11.76%                13.97%               01/04/1994
International Growth                  -38.79%             3.32%                 4.81%               01/03/1992
Ascent Fund                           -23.81%             3.04%                 7.49%               01/04/1995
Crossroads Fund                       -18.40%             2.97%                 6.82%               01/04/1995
Legacy Fund                           -10.72%             4.22%                 7.11%               01/04/1995
Index Plus MidCap                     -17.11%               N/A                 9.93%               02/03/1998
Index Plus SmallCap                   -12.94%               N/A                 0.33%               02/03/1998
Value Opportunity                     -21.34%               N/A                 5.38%               02/020/1998
Technology                            -57.18%               N/A               -44.96%               03/01/2000



CLASS B  (without payment of the CDSC)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Balanced                              -13.10%             6.75%                 8.17%               01/03/1992
Growth and Income                     -29.59%             4.25%                 7.87%               01/03/1992
Growth                                -41.11%             6.02%                10.37%               01/04/1994
Index Plus LargeCap                   -26.76%               N/A                 8.78%               12/10/1996
Small Company                          -9.37%            12.02%                13.97%               01/04/1994
International Growth                  -36.10%             3.64%                 4.81%               01/03/1992
Ascent Fund                           -19.82%             3.39%                 7.49%               01/04/1995
Crossroads Fund                       -14.18%             3.32%                 6.82%               01/04/1995
Legacy Fund                            -6.14%             4.56%                 7.11%               01/04/1995
Index Plus MidCap                     -13.39%               N/A                10.54%               02/03/1998
Index Plus SmallCap                    -8.36%               N/A                 1.12%               02/03/1998
Value Opportunity                     -17.81%               N/A                 6.07%               02/02/1998
Technology                            -54.93%               N/A               -43.60%               03/01/2000



CLASS C  (assuming payment of the CDSC)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Balanced                              -13.88%             6.73%                 8.16%               01/03/1992
Growth and Income                     -30.26%             4.25%                 7.88%               01/03/1992
Growth                                -41.66%             6.01%                10.36%               01/04/1994
Index Plus LargeCap                   -27.10%               N/A                 9.05%               12/10/1996
Small Company                         -10.25%            12.01%                13.97%               01/04/1994
International Growth                  -36.62%             3.62%                 4.80%               01/03/1992
Ascent Fund                           -20.64%             3.39%                 7.49%               01/04/1995
Crossroads Fund                       -14.94%             3.33%                 6.82%               01/04/1995
Legacy Fund                            -7.10%             4.53%                 7.09%               01/04/1995
Index Plus MidCap                     -13.75%               N/A                10.82%               02/03/1998
Index Plus SmallCap                    -8.78%               N/A                 1.41%               02/03/1998
Value Opportunity                     -18.55%               N/A                 6.07%               02/02/1998
Technology                            -55.38%               N/A               -43.60%               03/01/2000

CLASS C  (without payment of the CDSC)



            FUND NAME                 1 YEAR           5 YEARS            SINCE INCEPTION         INCEPTION DATE*
            ---------                 ------           -------            ---------------         ---------------
Balanced                              -13.09%             6.73%                 8.16%               01/03/1992
Growth and Income                     -29.59%             4.25%                 7.88%               01/03/1992
Growth                                -41.14%             6.01%                10.36%               01/04/1994
Index Plus LargeCap                   -26.55%               N/A                 9.05%               12/10/1996
Small Company                          -9.39%            12.01%                13.97%               01/04/1994
International Growth                  -36.08%             3.62%                 4.80%               01/03/1992
Ascent Fund                           -19.84%             3.39%                 7.49%               01/04/1995
Crossroads Fund                       -14.10%             3.33%                 6.82%               01/04/1995
Legacy Fund                            -6.18%             4.53%                 7.09%               01/04/1995
Index Plus MidCap                     -13.19%               N/A                10.82%               02/03/1998
Index Plus SmallCap                    -8.09%               N/A                 1.41%               02/03/1998
Value Opportunity                     -17.84%               N/A                 6.07%               02/02/1998
Technology                            -54.93%               N/A               -43.60%               03/01/2000


----------


* The inception dates above represent the commencement of investment operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds were added.






                              FINANCIAL STATEMENTS



The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the period ended March 31, 2002 and for the year ended October 31, 2001, and the Financial Statements (unaudited) appearing in the company's Semi-Annual Reports for the periods ended April 30, 2001, are incorporated by reference in this Statement. The company's Annual and Semi-annual Reports are available upon request and without charge by calling 1-800-992-0180.



                                             Statement of Additional Information

Changes as of may 23





                       STATEMENT OF ADDITIONAL INFORMATION




                                 AUGUST 1, 2002



                             ING SERIES FUNDS, INC.



                                 CLASS O SHARES









This Statement of Additional Information (Statement) is not a Prospectus, but is incorporated therein by reference, and should be read in conjunction with the current Class O Prospectus dated August 1, 2002 for ING Series Fund, Inc. (Company), which has been filed with the U.S. Securities and Exchange Commission
(SEC). Capitalized terms not defined herein are used as defined in the Prospectus.



The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Fund" and collectively, the "Funds"). The Company currently has authorized the following Funds.



              ING International Growth Fund (International Growth)
                            ING Growth Fund (Growth)
                     ING Small Company Fund (Small Company)
                        ING Technology Fund (Technology)
               ING Index Plus LargeCap Fund (Index Plus LargeCap)
                 ING Index Plus MidCap Fund (Index Plus MidCap)
               ING Index Plus SmallCap Fund (Index Plus SmallCap)
                 ING Value Opportunity Fund (Value Opportunity)
                          ING Balanced Fund (Balanced)
                 ING Growth and Income Fund (Growth and Income)
                            ING Bond Fund (Bond Fund)
                               ING Government Fund
                   ING Aeltus Money Market Fund (Money Market)
                            ING Ascent Fund (Ascent)
                        ING Crossroads Fund (Crossroads)
                            ING Legacy Fund (Legacy)




Currently only shares of International Growth, Technology, Bond Fund, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are being offered to the public.



The Funds' Financial Statement and the independent auditors' reports thereon, included in the Annual Reports, are incorporated herein by reference in this Statement. A free copy of the Prospectus is available upon request by writing to: ING DIRECT Securities, Inc., P.O. Box 15647, Wilmington, DE 19885-5647.

Changes as of may 23



                                TABLE OF CONTENTS



GENERAL INFORMATION............................................................4
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES................................5
INVESTMENT TECHNIQUES AND RISK FACTORS.........................................8
DIRECTORS AND OFFICERS........................................................22
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................31
INVESTMENT ADVISORY AGREEMENTS................................................31
EXPENSE LIMITATION AGREEMENTS.................................................37
SUB-ADVISORY AGREEMENTS.......................................................38
ADMINISTRATIVE SERVICES AGREEMENT.............................................41
CUSTODIAN.....................................................................43
TRANSFER AGENT................................................................44
INDEPENDENT AUDITORS..........................................................44
PRINCIPAL UNDERWRITER.........................................................44
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS...........................46
PURCHASE AND REDEMPTION OF SHARES.............................................48
BROKERAGE ALLOCATION AND TRADING POLICIES.....................................49
CODE OF ETHICS................................................................51
SHAREHOLDER ACCOUNTS AND SERVICES.............................................51
NET ASSET VALUE...............................................................52
TAX STATUS....................................................................53
CALCULATION OF PERFORMANCE DATA...............................................54
PERFORMANCE COMPARISONS.......................................................57
FINANCIAL STATEMENTS..........................................................61
FINANCIAL STATEMENTS..........................................................61

Changes as of may 23



                               GENERAL INFORMATION

On March 1, 2002, the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc. and each Fund name was changed as follows:


                     OLD NAME                              NEW NAME
         Aetna Growth Fund                      ING Growth Fund
         Aetna International Fund               ING International Growth Fund
         Aetna Small Company Fund               ING Small Company Fund
         Aetna Value Opportunity Fund           ING Value Opportunity Fund
         Aetna Technology Fund                  ING Technology Fund
         Aetna Balanced Fund                    ING Balanced Fund
         Aetna Growth and Income Fund           ING Growth and Income Fund
         Aetna Bond Fund                        ING Bond Fund
         Aetna Government Fund                  ING Government Fund
         Aetna Money Market Fund                ING Aeltus Money Market Fund
         Aetna Index Plus LargeCap Fund         ING Index Plus LargeCap Fund
         Aetna Index Plus MidCap Fund           ING Index Plus MidCap Fund
         Aetna Index Plus SmallCap Fund         ING Index Plus SmallCap Fund
         Aetna Ascent Fund                      ING Ascent Fund
         Aetna Crossroads Fund                  ING Crossroads Fund
         Aetna Legacy Fund                      ING Legacy Fund



Incorporation   The Company was incorporated under the laws of Maryland on June
17, 1991.



Series and Classes The Company currently offers multiple series, not all of which are offered through this Statement and the corresponding Prospectus. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes. Class O shares are offered through this Statement and the corresponding Prospectus. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.



Capital Stock Fund shares are fully paid and nonassessable when issued. Class O shares have no preemptive or conversion rights. Each share of a Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.



Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.



Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.



1940 Act Classification The Company is an open-end management investment company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

Changes as of may 23



As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.


                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) except for Technology, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for Ascent, Crossroads and Legacy (collectively referred to as the "Generation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Additionally for Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other

Changes as of may 23



         interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than Money Market) enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectus;

(2) except for International Growth and the Generation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;


(5) invest more than 15% (10% for Money Market, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (Aeltus), Sub-Adviser to all Funds except Technology Fund, or AIC Asset Management, LLC (AIC), Sub-Adviser to Technology, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;

Changes as of may 23




(6) invest more than 15% (10% for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality.


Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Corporation and the industry classifications for International Growth have been selected by Aeltus. Aeltus believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.


The Small Company Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small capitalization companies as defined in the Prospectus. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Technology Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the information technology industry sector. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Bond Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The ING Government Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Changes as of may 23




The Index Plus LargeCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 500 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Index Plus MidCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 400 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



The Index Plus SmallCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's SmallCap 600 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.



                     INVESTMENT TECHNIQUES AND RISK FACTORS

Options, Futures and Other Derivative Instruments

Each Fund (except Money Market) may use certain derivative instruments as a means of achieving its investment objective. For purposes other than hedging, a Fund (other than Money Market) will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments.


Derivatives that may be used by a Fund (other than Money Market) include forward contracts, swaps, structured notes, futures and options. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.


The following provides additional information about those derivative instruments each Fund (except Money Market) may use.


Futures Contracts Each Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).


A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.


Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing

Changes as of may 23




out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.


The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.


When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge).


Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

Changes as of may 23



A Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.


Call and Put Options Each Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectus, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING Investments, Aeltus or AIC, in the case of Technology.


Each Fund, except the Generation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened; the Generation Funds are not subject to this restriction. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Funds will not write call options on when-issued securities. The Funds purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the

Changes as of may 23



option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.


A Fund may purchase put options when ING Investments, Aeltus or AIC, in the case of Technology, believe that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.


The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options The Funds may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves

Changes as of may 23



the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies     Each Fund may write and purchase calls on
foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts     CFTC
regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Forward Exchange Contracts     Each Fund may enter into forward contracts for
foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including

Changes as of may 23




the ability of Aeltus (or AIC, in the case of Technology) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.


Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

Swap Transactions     Each Fund may enter into interest rate swaps, currency
swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectus. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The

Changes as of may 23



gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Mortgage-Related Debt Securities


Money Market, ING Government Fund, Bond Fund, Growth and Income, Balanced, and the Generation Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.


Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Changes as of may 23



Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation     A Fund's ability to hedge effectively all or a
portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.


Potential Lack of a Liquid Secondary Market     Prior to exercise or expiration,
a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.


The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Changes as of may 23



Risk of Predicting Interest Rate Movements     Investments in futures contracts
on fixed income securities and related indices involve the risk that if Aeltus' (or AIC's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.


Trading and Position Limits     Each contract market on which futures and option
contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds.

Counterparty Risk     With some derivatives, whether used for hedging or
speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

All Funds may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Funds (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Changes as of may 23



Debt Securities

Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.


International Growth may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by ING Investments or Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by AIC to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.


Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand and Floating Rate Instruments

Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Instruments


All Funds, except International Growth, Technology, ING Government Fund and Money Market, may invest in high-yield instruments, subject to the limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus.



These securities include:


         (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

         (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

Changes as of may 23


         (c)      any securities convertible into any of the foregoing.



Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, ING Investments or Aeltus seeks to identify situations in which ING investments or Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.


Some of the risks associated with high-yield bonds include:


Sensitivity to Interest Rate and Economic Changes     High-yield bonds are more
sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.


Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.


Payment Expectations     High-yield bonds present risks based on payment
expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.



Liquidity and Valuation Risk     Some issuers of high-yield bonds may be traded
among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.



Limitations of Credit Rating     The credit ratings assigned to high-yield bonds
may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.



Zero Coupon and Pay-in-Kind Securities     Each Fund may invest in zero coupon
securities and all Funds (except Money Market) may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment

Changes as of may 23



date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies

Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing


Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Funds do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.


Bank Obligations

Each Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Maturity Policies

The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

Equity Securities


Each Fund (except ING Government Fund and Money Market) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.


Convertibles


All Funds except ING Government Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.


Real Estate Securities


All Funds except ING Government Fund may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in

Changes as of may 23



real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies


All Funds other than Bond Fund, ING Government Fund and Money Market may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.


Short Sales


Technology may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security. To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan. The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.


A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.

Portfolio Turnover

During 2001 the Technology's turnover rate increased to 175% from the 124% level reached in the prior year, due primarily to the build up in the Fund's cash position to nearly 30% (from under 10% in early January) during the first quarter. This cash was subsequently reinvested as market conditions improved. The portfolio turnover rate for the ING Government Fund was higher in 2001 than in 2000 primarily due to significant growth in the Fund's assets during the year and an unprecedented level of market volatility in 2001. Separately, some of ING Government Fund's mortgage holdings are rolled every month creating both a buy and a sell without changing the underlying exposure for the Fund (artificially inflating portfolio turnover).

                             DIRECTORS AND OFFICERS


MANAGEMENT OF THE FUNDS


Set forth in the table below is information about each Director of the Funds.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                           TERM OF                                       IN FUND
                                         OFFICE AND                                      COMPLEX              OTHER
                          POSITION(S)     LENGTH OF                                      OVERSEEN         DIRECTORSHIPS
 NAME, ADDRESS AND AGE     HELD WITH        TIME           PRINCIPAL OCCUPATION(S)          BY               HELD BY
                              FUND        SERVED (1)       DURING THE PAST 5 YEARS       DIRECTOR            DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
ALBERT E. DEPRINCE, JR.    Director       Since 1998     Director, Business and             50                None
3029 St. Johns Drive                                     Economic Research
Murfreesboro, Tennessee                                  Center, 1999 to present,
Age 61                                                   and Professor of
                                                         Economics and Finance,
                                                         Middle Tennessee State
                                                         University, 1991 to
                                                         present.
------------------------------------------------------------------------------------------------------------------------------------
MARIA T. FIGHETTI          Director       Since 1994     Associate Commissioner             50                None
325 Piermont Road                                        for Contract Management,
Closter, New Jersey                                      Health Services, New
Age 58                                                   York City Department of
                                                         Mental Health, Mental
                                                         Retardation and Alcohol
                                                         Services 1996 to
                                                         present.
------------------------------------------------------------------------------------------------------------------------------------
DAVID L. GROVE             Director       Since 1991     Private Investor;                  50                None
5 The Knoll                                              Economic/Financial
Armonk, New York                                         Consultant, December
Age 84                                                   1985 to present.
------------------------------------------------------------------------------------------------------------------------------------
SIDNEY KOCH                Director       Since 1994     Financial Adviser,                 50                None
455 East 86th Street                                     self-employed, January
New York, New York                                       1993 to present.
Age 67
------------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD         Director       Since 1991     Dean of the Barney                 50                None
556 Wormwood Hill                                        School of Business,
Mansfield Center,                                        University of Hartford
Connecticut                                              (West Hartford, CT),
Age 65                                                   August 1996 to present.
------------------------------------------------------------------------------------------------------------------------------------
EDWARD T. O'DELL           Director       Since 2002     Formerly, Partner and              50                None
90 Wildwood Road                                         Chairman of Financial
Andover,                                                 Service Group, Goodwin
Massachusetts                                            Proctor LLP (Boston, MA)
01810                                                    (January 1970 to
Age 66                                                   September 2000);
                                                         Chairman of Committee I
                                                         of the International Bar
                                                         Association (Regulation
                                                         of Investment Companies
                                                         and Trusts
                                                         internationally) (1995
                                                         to 1999).
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE
"INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------
J. SCOTT FOX(2)            Director and   Since 1997     Chief Executive Officer            50           Mr. Fox serves as
                                                         (July 2001 to present),                         Director of the
                                                                                                         Board of
------------------------------------------------------------------------------------------------------------------------------------

Changes as of may 23




------------------------------------------------------------------------------------------------------------------------------------
10 State House Square      President                     President (April 2001 to                        IPC Financial Network, Inc.
Hartford, Connecticut                                    present), Director,                             (January 2001 to present)
Age:  47                                                 Chief Operating Officer
                                                         (April 1996 to present),
                                                         Chief Financial Officer
                                                         (April 1996 to July
                                                         2001), Managing Director
                                                         (April 1996 to April
                                                         2001), Aeltus Investment
                                                         Management, Inc.;
                                                         Executive Vice President
                                                         (April 2001 to present),
                                                         Director, Chief
                                                         Operating Officer
                                                         (February 1995 to
                                                         present), Chief
                                                         Financial Officer,
                                                         Managing Director
                                                         (February 1995 to April
                                                         2001), Aeltus Capital,
                                                         Inc; Senior Vice
                                                         President - Operations,
                                                         Aetna Life Insurance and
                                                         Annuity Company, March
                                                         1997 to December 1997.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney(3)     Director       Since 2002     General Manager and                156          Mr. McInerney serves as
7337 E. Doubletree                                       Chief Executive Officer                         a Director of the
Ranch Rd.                                                of ING U.S. Worksite                            Ameribest Life Insurance
Scottsdale, Arizona                                      Financial Services                              Co. Equitable Life
85258                                                    (December 2000 to                               Insurance Co., First
Age:  46                                                 present). Formerly,                             Columbine Life Insurance
                                                         President, Aetna                                Co., Golden American
                                                         Financial Services                              Life Insurance Co., Life
                                                         (August 1997 to December                        Insurance Company of
                                                         2000); head of National                         Georgia, Midwestern
                                                         Account and Core Sales                          United Life Insurance
                                                         and Marketing, Aetna                            Co., ReliaStar Life
                                                         U.S. Healthcare (April                          Insurance Co., Security
                                                         1996 to March 1997);                            Life of Denver, Security
                                                         head of Corporate                               Connecticut Life
                                                         Strategies, Aetna Inc.                          Insurance Co., Southland
                                                         (July 1995 to April                             Life Insurance Co., USG
                                                         1996); and has held a                           Annuity and Life
                                                         variety of line and                             Company, and United Life
                                                         corporate staff                                 and Annuity Insurance
                                                         positions since 1978.                           Co. Inc (March 2001 to
                                                         Mr. McInerney is                                present), and a Trustee
                                                         Chairman of Concerned                           of GCG Trust (February
                                                         Citizens for Effective                          2002 to present). Mr.
                                                         Government.                                     McInerney is a member of
                                                                                                         the Board of the
                                                                                                         National Commission on
                                                                                                         Retirement Policy, the
                                                                                                         Governor's Council on
                                                                                                         Economic Competitiveness
                                                                                                         and Technology of
                                                                                                         Connecticut, the Board
                                                                                                         of Directors of the
                                                                                                         Connecticut Business and
                                                                                                         Industry Association,
                                                                                                         the Board of Trustees of
                                                                                                         the Bushnell, the Board
                                                                                                         for the Connecticut
                                                                                                         Forum, and the Board of
                                                                                                         the Metro Hartford
                                                                                                         Chamber of Commerce, and
                                                                                                         is Chairman of Concerned
                                                                                                         Citizens for Effective
                                                                                                         Government.
------------------------------------------------------------------------------------------------------------------------------------




(1) Directors/Trustees serve until their successors are duly elected and qualified.



(2) Mr. Fox is an "Interested Person" as defined in the 1940 Act because of his affiliation with [ ] .



(3) Mr. McInerney is an "Interested Person" as defined in the 1940 Act because of his affiliation with ING U.S. Worksite Financial Services, and affiliate of ING Investments, LLC.



OFFICERS

Information about the Funds' officers are set forth in the table below:

Changes as of may 23




------------------------------------------------------------------------------------------------------------------------------------
                                                                    TERM OF
                                                                   OFFICE AND             PRINCIPAL OCCUPATION(S)
                                      POSITIONS                    LENGTH OF                DURING THE LAST
NAME, ADDRESS AND AGE               HELD WITH FUND                 SERVICE(1)                 FIVE YEARS(3)
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY              President, Chief Executive         March 2002         President and Chief Executive Officer
7337 E. Doubletree             Officer, and Chief                 - Present          of each of the ING President and Chief
Ranch Rd.                      Operating Officer                                     Executive Officer of ING Capital
Scottsdale, Arizona                                                                  Corporation, LLC, ING Funds Services,
85258                                                                                LLC, ING Advisors, Inc., ING
Age:  52                                                                             Investments, LLC, Lexington Funds
                                                                                     Distributor, Inc., Express America T.C.
                                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                                     December 2001); Executive Vice
                                                                                     President and Chief Operating Officer
                                                                                     of ING Quantitative Management, Inc.
                                                                                     (since October 2001) and ING Funds
                                                                                     Distributor, Inc. (since June 2000).
                                                                                     Formerly, Senior Executive Vice
                                                                                     President (June 2000 - December
                                                                                     2000) and Secretary (April 1995 -
                                                                                     December 2000) of ING Capital
                                                                                     Corporation, LLC, ING Funds Services,
                                                                                     LLC, ING Investments, LLC, ING
                                                                                     Advisors, Inc., Express America T.C.
                                                                                     Inc., and EAMC Liquidation Corp.; and
                                                                                     Executive Vice President, ING Capital
                                                                                     Corporation, LLC and its affiliates
                                                                                     (May 1998 - June 2000) and Senior
                                                                                     Vice President, ING Capital
                                                                                     Corporation, LLC and its affiliates
                                                                                     (April 1995 - April 1998).
------------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER               Executive Vice President           March 2002         Executive Vice President of ING
7337 E. Doubletree                                                - Present          Advisors, Inc. and ING Investments, LLC
Ranch Rd.                                                                            (since July 2000) and Chief Investment
Scottsdale, Arizona                                                                  Officer of the International
85258                                                                                Portfolios, ING Investments, LLC (since
Age:  52                                                                             July 1996).  Formerly, President and
                                                                                     Chief Executive Officer of ING
                                                                                     Investments, LLC (August 1996 - August
                                                                                     2000)
------------------------------------------------------------------------------------------------------------------------------------
MARY LISANTI                   Executive Vice President           March 2002         Executive Vice President of ING
7337 E. Doubletree                                                - Present          Investments, LLC and ING Advisors, Inc.
Ranch Rd.                                                                            (since November 1999) and of ING
Scottsdale, Arizona                                                                  Quantitative Management, Inc. (since
85258                                                                                July 2000); Chief Investment Officer of
Age:  45                                                                             the Domestic Equity Portfolios, ING
                                                                                     Investments, LLC (since 1999).
                                                                                     Formerly, Executive Vice President and
                                                                                     Chief Investment Officer for the
                                                                                     Domestic Equity Portfolios of Northstar
                                                                                     Investment Management Corporation,
                                                                                     whose name changed to Pilgrim Advisors,
                                                                                     Inc. and subsequently became part of
                                                                                     ING Investments, LLC  (May 1998 -  -
                                                                                     October 1999); Portfolio Manager with
                                                                                     Strong Capital Management (May 1996 -
                                                                                     - 1998); a Managing Director and Head
                                                                                     of Small- and Mid-Capitalization Equity
                                                                                     Strategies at Bankers Trust Corp.
                                                                                     (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------

Changes as of may 23




------------------------------------------------------------------------------------------------------------------------------------
                                                                    TERM OF
                                                                   OFFICE AND             PRINCIPAL OCCUPATION(S)
                                      POSITIONS                    LENGTH OF                DURING THE LAST
NAME, ADDRESS AND AGE               HELD WITH FUND                 SERVICE(1)                 FIVE YEARS(3)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND              Executive Vice President,          March 2002         Executive Vice President, Chief
7337 E. Doubletree             Assistant Secretary and            - Present          Financial Officer and Treasurer of ING
Ranch Rd.                      Principal Financial Officer                           Funds Services, LLC, ING Funds
Scottsdale, Arizona                                                                  Distributor, Inc., ING Advisors, Inc.,
85258                                                                                ING Investments, LLC, ING Quantitative
Age: 44                                                                              Management, Inc., Lexington Funds
                                                                                     Distributor, Inc., Express America T.C.
                                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                                     December 2001).  Formerly, Senior Vice
                                                                                     President, ING Funds Services, LLC, ING
                                                                                     Investments, LLC, and ING Funds
                                                                                     Distributor, Inc. (June 1998 -
                                                                                     December 2001) and Chief Financial
                                                                                     Officer of Endeavor Group (April 1997
                                                                                     - June 1998).
------------------------------------------------------------------------------------------------------------------------------------
RALPH G. NORTON III            Senior Vice President              March 2002         Senior Vice President of ING Investment
7337 E. Doubletree                                                - Present          Advisors, Inc. and ING Investments, LLC
Ranch Rd.                                                                            (since October 2001) and Chief
Scottsdale, Arizona                                                                  Investment Officer of the Fixed Income
85258                                                                                Portfolios, ING Investments, LLC
Age: 42                                                                              (since October 2001).  Formerly, Senior
                                                                                     Market Strategist, Aeltus Investment
                                                                                     Management, Inc. (January 2001 -
                                                                                     August 2001) and Chief Investment
                                                                                     Officer, ING Investments, LLC  (1990
                                                                                     - January 2001).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                 Senior Vice President and          March 2002         Senior Vice President and Assistant
7337 E. Doubletree             Assistant Secretary                - Present          Secretary of ING Funds Services, LLC,
Ranch Rd.                                                                            ING Funds Distributor, Inc., ING
Scottsdale, Arizona                                                                  Advisors, Inc., ING Investments, LLC,
85258                                                                                ING Quantitative Management, Inc.
Age:  39                                                                             (since October 2001) and Lexington
                                                                                     Funds Distributor, Inc. (since December
                                                                                     2001).  Formerly, Vice President, ING
                                                                                     Investments, LLC (April 1997 -
                                                                                     October 1999), ING Funds Services, LLC
                                                                                     (February 1997 -  August 1999) and
                                                                                     Assistant Vice President, ING Funds
                                                                                     Services, LLC (August 1995 -
                                                                                     February 1997).
------------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV               Vice President and Treasurer       March 2002         Vice President of ING Funds Services,
7337 E. Doubletree                                                 - Present         LLC (since October 2001) and ING
Ranch Rd.                                                                            Investments, LLC (since August 1997);
Scottsdale, Arizona                                                                  Accounting Manager, ING Investments,
85258                                                                                LLC (since November 1995)..
Age:  34
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON           Vice President and Secretary       March 2002         Vice President for ING Quantitative
7337 E. Doubletree                                                - Present          Management, Inc. (since October 2001);
Ranch Rd.                                                                            Vice President and Assistant Secretary
Scottsdale, Arizona                                                                  of ING Funds Services, LLC, ING Funds
85258                                                                                Distributor, Inc., ING Advisors, Inc.,
Age:  38                                                                             ING Investments, LLC (since October
                                                                                     2001) and Lexington Funds Distributor,
                                                                                     Inc. (since December 2001).  Formerly,
                                                                                     Assistant Vice President of ING Funds
                                                                                     Services, LLC (November 1999 -
                                                                                     January 2001) and has held various
                                                                                     other positions with ING Funds
                                                                                     Services, LLC for more than the last
                                                                                     five years.
------------------------------------------------------------------------------------------------------------------------------------

Changes as of may 23




------------------------------------------------------------------------------------------------------------------------------------
                                                                    TERM OF
                                                                   OFFICE AND             PRINCIPAL OCCUPATION(S)
                                      POSITIONS                    LENGTH OF                DURING THE LAST
NAME, ADDRESS AND AGE               HELD WITH FUND                 SERVICE(1)                 FIVE YEARS(3)
------------------------------------------------------------------------------------------------------------------------------------
LOURDES R. BERNAL              Vice President                     April 2002         Vice President of ING Investments, LLC
7337 E. Doubletree                                                 - Present         (since January 2002).  Prior to joining
Ranch Rd.                                                                            ING Investments, LLC in 2002, Ms.
Scottsdale, Arizona                                                                  Bernal was a Senior Manager in the
85258                                                                                Investment Management Practice,
Age:  32                                                                             PricewaterhouseCoopers LLP (July 2000
                                                                                     -  December 2001); Manager,
                                                                                     PricewaterhouseCoopers LLP (July 1998
                                                                                     -  July 2000); Manager, Coopers &
                                                                                     Lybrand LLP (July 1996 - June 1998);
                                                                                     Senior Associate, Coopers & Lybrand LLP
                                                                                     (July 1992 - June 1996); and
                                                                                     Associate, Coopers & Lybrand LLP
                                                                                     (August 1990 - June 1992).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                     Assistant Vice President           April  2002        Director of Financial Reporting of ING
7337 E. Doubletree                                                - Present          Investments, LLC (since March 2001).
Ranch Rd.                                                                            Formerly, Director of Financial
Scottsdale, Arizona                                                                  Reporting, Axient Communications, Inc.
85258                                                                                (May 2000 - January 2001) and
Age:  34                                                                             Director of Finance, Rural/Metro
                                                                                     Corporation (March 1995 - May 2000).
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON              Assistant Vice President           April 2002         Assistant Vice President of ING Funds
7337 E. Doubletree                                                 - Present         Services, LLC (since October 2001).
Ranch Rd.                                                                            Formerly, Manager of Fund Accounting
Scottsdale, Arizona                                                                  and Fund Compliance, ING Investments,
85258                                                                                LLC (September 1999 - November
Age: 43                                                                              2001); Section Manager of Fund
                                                                                     Accounting, Stein Roe Mutual Funds
                                                                                     (July 1998 - August 1999); and
                                                                                     Financial Reporting Analyst, Stein Roe
                                                                                     Mutual Funds (August 1997 - July
                                                                                     1998).
------------------------------------------------------------------------------------------------------------------------------------




(1) The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified



(2) The following documents the evolution of the name of each corporate entity referenced in the above biographies:





ING Investments, LLC (March 2002 -  - name changed from ING      ING Funds Services, LLC (March 2002 - name changed
      Pilgrim Investments, LLC)                                       from ING Pilgrim Group, LLC)
     ING Mutual Funds Management Co., LLC (April 2001 -             ING Pilgrim Group, Inc. (February 2001 - merged
      merged into ING Pilgrim Investments, LLC)                       into Pilgrim Group LLC)
     ING Pilgrim Investments, Inc. (February 2001 -                 ING Pilgrim Group, LLC (February 2001 - formed)
      merged into ING Pilgrim Investments, LLC)                     ING Pilgrim Group, Inc. (September 2000 - name
     ING Pilgrim Investments, LLC (February 2001 -                  changed from Pilgrim Group, Inc.)
      formed)                                                       Lexington Global Asset Managers, Inc. (July 2000 -
     ING Pilgrim Investments, Inc. (September 2000 -                  - merged into Pilgrim Group, Inc.)
      name changed from Pilgrim Investments, Inc.)                  Northstar Administrators, Inc. (November 1999 -
     Pilgrim Advisors, Inc.** (April 2000 - merged into               merged into Pilgrim Group, Inc.)
      Pilgrim Investments, Inc.)                                    Pilgrim Group, Inc. (October 1998 - name changed
     Pilgrim Investments, Inc. (October 1998 - name                   from Pilgrim American Group, Inc.)
      changed from Pilgrim America Investments, Inc.)               Pilgrim America Group, Inc. (April 1995 - name
     Pilgrim America Investments, Inc. (April 1995 -                  changed from Newco Holdings Management
      name changed from Newco Advisory Corporation)                   Corporation)
     Newco Advisory Corporation (December 1994 -                    Newco Holdings Management Corporation (December
      incorporated)                                                   1994 - incorporated)




     **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management
      Corporation)




ING Funds Distributor, Inc.  (March 2002 - name changed          ING Capital Corporation, LLC (March 2002 - name
      from ING Pilgrim Securities, Inc.)                              changed from ING Pilgrim Capital Corporation, LLC)
     ING Pilgrim Securities, Inc. (September 2000 - name            ING Pilgrim Capital Corporation (February 2001 -
      changed from Pilgrim Securities, Inc.)                          merged into ING Pilgrim Capital Corporation, LLC)
     Northstar Distributors Inc. (November 1999 - merged            ING Pilgrim Capital Corporation, LLC (February 2001
      into Pilgrim Securities, Inc.)                                  - formed)
     Pilgrim Securities, Inc.  (October 1998 - name                 ING Pilgrim Capital Corporation (September 2000 -
      changed from Pilgrim America Securities, Inc.)                  - name changed from Pilgrim Capital Corporation)

Changes as of may 23




     Pilgrim America Securities, Inc. (April 1995 - name            Pilgrim Capital Corporation (February 2000 -
      changed from Newco Distributors Corporation)                    name changed from Pilgrim Holdings Corporation)
     Newco Distributors Corporation (December 1994 -                Pilgrim Holdings Corporation (October 1999 -
      incorporated)                                                   name changed from Northstar Holdings, Inc.)
                                                                    Northstar Holdings, Inc. (October 1999 - merged
                                                                      into Pilgrim Capital Corporation)
                                                                    Pilgrim Capital Corporation (June 1999 - name
                                                                      changed from Pilgrim America Capital Corporation)
                                                                    Pilgrim Capital Corporation (June 1999 - merged
                                                                      into Pilgrim America Capital Corporation)
                                                                    Pilgrim America Capital Corporation (April 1997 -
                                                                      - incorporated)



ING Advisors, Inc. (March 2002 - name changed from ING           ING Quantitative Management, Inc. (March 2002 -
      Pilgrim Advisors, Inc.)                                         name changed from ING Pilgrim Quantitative
     ING Pilgrim Advisors, Inc. (March 2001 - name                    Management, Inc.)
      changed from ING Lexington Management Corporation)            ING Pilgrim Quantitative Management, Inc. (March
     ING Lexington Management Corporation (October 2000               2001 - name changed from Market Systems
      name changed from Lexington Management Corporation)             Research Advisors)
Lexington Management Corporation (December 1996 -                   Market Systems Research Advisors, Inc. (November
      incorporated)                                                   1986 - incorporated)



BOARD OF DIRECTORS

The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

Committees


The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. O'Dell (collectively the "Independent Directors"). Ms. Fighetti serves as Chairman of the Committee. The Audit Committee held two (2) meetings during the last calendar year.



The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds3 and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last calendar year.



The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide. Dr. Grove serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholder. No Nominating Committee meetings were held during the last calendar year.






DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

Changes as of may 23



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               AGGREGATE DOLLAR
                                                                                                                RANGE OF EQUITY
                                                                                                                 SECURITIES IN
                                                                                                                ALL REGISTERED
                                                                                                              INVESTMENT COMPANIES
                                                                                                                  OVERSEEN BY
                                                                                                              DIRECTOR IN FAMILY
 NAME OF DIRECTOR                                  DOLLAR RANGE OF EQUITY SECURITIES                             OF INVESTMENT
                                               IN EACH COMPANY AS OF DECEMBER 31, 2001(1)                         COMPANIES(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 INDEX      INDEX      INDEX
                                        SMALL                     PLUS       PLUS      PLUS        MONEY
                           GROWTH      COMPANY    TECHNOLOGY   LARGE CAP   MID CAP   SMALL CAP     MARKET
                            FUND        FUND         FUND         FUND       FUND      FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.     None        None         None       $10,001-   $10,001-   $10,001-    $10,001-             over
                                                                $50,000    $50,000    $50,000     $50,000           $100,000
------------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti           None        None         None         None       None       None        None               None
------------------------------------------------------------------------------------------------------------------------------------
David L. Grove              None        None         None         None       None       None        None               None
------------------------------------------------------------------------------------------------------------------------------------
Sidney Koch                 None        None       $10,001-       None       None       None        None             $10,001-
                                                   $50,000                                                           $50,000
------------------------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard          None        None         None         None       None       None        None          over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Scheide          None        None         None         None       None       None        None
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE
"INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
J. Scott Fox                over        over       $10,001-       $1-
                          $100,000    $100,000     $50,000      $10,000      None       None        None          over $100,000
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney
------------------------------------------------------------------------------------------------------------------------------------

Changes as of may 23



INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES


Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Funds (not including registered investment companies) as of December 31, 2001.




---------------------------------------------------------------------------------------------------------------------
                            NAME OF OWNERS AND
     NAME OF DIRECTOR        RELATIONSHIP TO                                                           PERCENTAGE OF
                                DIRECTOR         COMPANY     TITLE OF CLASS    VALUE OF SECURITIES        CLASS
---------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.           N/A              N/A             N/A                 $0                  N/A
---------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti                 N/A              N/A             N/A                 $0                  N/A
---------------------------------------------------------------------------------------------------------------------
David L. Grove                    N/A              N/A             N/A                 $0                  N/A
---------------------------------------------------------------------------------------------------------------------
Sidney Koch                       N/A              N/A             N/A                 $0                  N/A
---------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard                N/A              N/A             N/A                 $0                  N/A
---------------------------------------------------------------------------------------------------------------------
Richard G. Scheide                N/A              N/A             N/A                 $0                  N/A
---------------------------------------------------------------------------------------------------------------------



DIRECTOR COMPENSATION


During the year ended December 31, 2001, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the year ended December 31, 2001 (this period was chosen because the ING Series Funds have varying fiscal year ends), the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.




---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL COMPENSATION FROM THE
   NAME OF PERSON AND POSITION           AGGREGATE COMPENSATION FROM     PENSIONER OR RETIREMENT      COMPANY AND FUND COMPLEX
                                                THE COMPANY                BENEFITS ACCRUED             PAID TO DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.*                         $18,220                                                    $102,000
Director,
Chairperson - Contract Committee
---------------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti*                                17,011                                                     95,230
Director, Chairperson
Audit Committee**
---------------------------------------------------------------------------------------------------------------------------------
David L. Grove*                                   16,798                                                     94,041
Director
---------------------------------------------------------------------------------------------------------------------------------
Sidney Koch                                       16,873                                                     94,459
Director
---------------------------------------------------------------------------------------------------------------------------------
Corine Norgaard                                   16,434                                                     92,000
Director,
Chairperson - Nominating Committee
---------------------------------------------------------------------------------------------------------------------------------
Richard G. Scheide***                             17,107                                                     95,770
Director
---------------------------------------------------------------------------------------------------------------------------------




*        During the year ended October 31, 2001, Ms. Fighetti, Dr. Grove and Dr.
         DePrince deferred $24,000, $94,041 and $48,300, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred.



** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001.



***      Mr. Scheide retired as a Director effective May 31, 2002.




Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owed to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.

Changes as of may 23



                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Fund without the consent or approval of shareholders. As of June 30, 2002, officers and Directors of the Company owned less than 1% of the outstanding shares of the Fund.




                         INVESTMENT ADVISORY AGREEMENTS



The investment adviser for the Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to all the Funds except the Technology Funds; and AIC Asset Management, LLC as Sub-Adviser to the Technology Fund. The Investment Adviser and Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. Despite the change in investment adviser, AIC has served as the Sub-Adviser to the Technology Fund since the Fund commenced operations.



The Investment Adviser serves pursuant to separate Investment Management Agreements between the Investment Adviser and each Fund. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds, respectively. Pursuant to a sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to Sub-Advisers for the Funds. The Investment Adviser oversees the investment management of the Sub-Advisers for the Funds.



Each Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Directors, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.



After an initial term through December 31, 2002, each Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.



In connection with their deliberations relating to each Fund's current Investment Management Agreement and Sub-Advisory Agreement, the Board of Directors considered information that had been provided by ING Investments and the Sub-Advisers to the Funds that engage them. In considering the Investment Management Agreements and Sub-Advisory Agreements, the Board of Directors considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Directors in reviewing the Investment Management Agreement included, but were not limited to the following:
(1) the performance of the mutual funds for which ING Investments currently

Changes as of may 23




serves as investment adviser; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreements in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expenses borne by shareholders of the Funds. The Board of Directors also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



The factors considered by the Board of Directors in reviewing the Sub-Advisory Agreements included, but were not limited to, the following: (1) the performance of the Funds; (2) the nature and quality of the services provided by the Sub-Advisers; (3) the fairness of the compensation under the Sub-Advisory Agreements in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of each Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board of Directors also considered the advisory fee retained by ING Investments for its services to sub-advised Funds.



In reviewing the terms of each Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreements and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board of Directors has determined that the Investment Management Agreements and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Directors of each Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreements and Sub-Advisory Agreements.



Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



As of [______ __], 2002, the Investment Adviser had assets under management of over $ [__] billion.



The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:






                              ADVISORY FEE                ASSETS
                              ------------                ------
Growth                           0.700%            On first $250 million
                                 0.650%            On next $250 million
                                 0.625%            On next $250 million
                                 0.600%            On next $1.25 billion
                                 0.550%               Over $2 billion

International Growth             0.850%            On first $250 million
                                 0.800%            On next $250 million
                                 0.775%            On next $250 million
                                 0.750%            On next $1.25 billion
                                 0.700%               Over $2 billion

Small Company                    0.850%            On first $250 million
                                 0.800%            On next $250 million
                                 0.775%            On next $250 million
                                 0.750%            On next $1.25 billion
                                 0.725%               Over $2 billion

Value Opportunity                0.700%            On first $250 million
                                 0.650%            On next $250 million
                                 0.625%            On next $250 million

Changes as of may 23




                              ADVISORY FEE                ASSETS
                              ------------                ------
                                 0.600%            On next $1.25 billion
                                 0.550%               Over $2 billion

Technology                       1.050%            On first $500 million
                                 1.025%            On next $500 million
                                 1.000%               Over $1 billion

Balanced                         0.800%            On first $500 million
                                 0.750%            On next $500 million
                                 0.700%             On next $1 billion
                                 0.650%               Over $2 billion

Growth and Income                0.700%            On first $250 million
                                 0.650%            On next $250 million
                                 0.625%            On next $250 million
                                 0.600%            On next $1.25 billion
                                 0.550%               Over $2 billion

Bond Fund                        0.500%            On first $250 million
                                 0.475%            On next $250 million
                                 0.450%            On next $250 million
                                 0.425%            On next $1.25 billion
                                 0.400%               Over $2 billion

ING Government Fund              0.500%            On first $250 million
                                 0.475%            On next $250 million
                                 0.450%            On next $250 million
                                 0.425%            On next $1.25 billion
                                 0.400%               Over $2 billion

Money Market                     0.400%            On first $500 million
                                 0.350%            On next $500 million
                                 0.340%             On next $1 billion
                                 0.330%             On next $1 billion
                                 0.300%               Over $3 billion

Index Plus LargeCap              0.450%            On first $500 million
                                 0.425%            On next $250 million
                                 0.400%            On next $1.25 billion
                                 0.375%               Over $2 billion

Index Plus MidCap                0.450%            On first $500 million
                                 0.425%            On next $250 million
                                 0.400%            On next $1.25 billion
                                 0.375%               Over $2 billion

Index Plus SmallCap              0.450%            On first $500 million
                                 0.425%            On next $250 million
                                 0.400%            On next $1.25 billion
                                 0.375%               Over $2 billion

Ascent                           0.800%            On first $500 million
                                 0.775%            On next $500 million
                                 0.750%            On next $500 million
                                 0.725%            On next $500 million
                                 0.700%               Over $2 billion

Crossroads                       0.800%            On first $500 million
                                 0.775%            On next $500 million
                                 0.750%            On next $500 million
                                 0.725%            On next $500 million

Changes as of may 23




                              ADVISORY FEE                ASSETS
                              ------------                ------
                                 0.700%               Over $2 billion

Legacy                           0.800%            On first $500 million
                                 0.775%            On next $500 million
                                 0.750%            On next $500 million
                                 0.725%            On next $500 million
                                 0.700%               Over $2 billion




For the period March 1, 2002 through March 31, 2002, investment advisory fees were paid to ING Investments, LLC were as follows:





                        TOTAL INVESTMENT                       NET ADVISORY
 COMPANY NAME            ADVISORY FEES           WAIVER         FEES PAID
 ------------            -------------           ------         ---------
Bond Fund
ING Government Fund
Money Market



* Effective [ ] 2002, the Bond, ING Government and Money Market changed their fiscal year ends from October 31st to March 31st.



For the period November 1, 2001 through February 28, 2002 and the years ended October 31, 2001, October 31, 2000 and October 31, 1999 investment advisory fees were paid to Aeltus (investment adviser to the Funds prior to March 1, 2002) as follows:




Year Ended October 31, 2001




                         TOTAL INVESTMENT                        NET ADVISORY
   COMPANY NAME           ADVISORY FEES           WAIVER          FEES PAID
   ------------           -------------           ------          ---------
Bond Fund
ING Government Fund
Money Market




Year Ended October 31, 2001








     COMPANY NAME          TOTAL INVESTMENT ADVISORY FEES      WAIVER      NET ADVISORY FEES PAID
     ------------          ------------------------------      ------      ----------------------
Growth                            $ 2,018,085                 $      0          $2,018,085
International Growth                  951,329                        0             951,329
Small Company                       2,201,853                        0           2,201,583
Value Opportunity                      85,534                   78,542               6,992
Technology                            120,273                   98,194              22,079
Balanced                              957,802                        0             957,802
Growth and Income                   3,075,068                        0           3,075,068
Bond Fund                             358,209                   49,899             308,310
ING Government Fund                   169,511                   84,134              85,377
Money Market                        1,845,335                        0           1,845,335
Index Plus LargeCap                 1,864,439                    8,750           1,855,689
Index Plus MidCap                      87,400                   87,400                   0
Index Plus SmallCap                    44,024                   44,024                   0
Ascent                                524,549                  104,844             419,705
Crossroads                            642,951                  131,132             511,819
Legacy                                361,383                  155,900             205,483




Year Ended October 31, 2000




   COMPANY NAME          TOTAL INVESTMENT ADVISORY FEES       WAIVER       NET ADVISORY FEES PAID
   ------------          ------------------------------       ------       ----------------------
Growth                             $2,434,112                $      0           $ 2,434,112
International Growth                1,136,501                   2,121             1,134,380
Small Company                       1,686,622                       0             1,686,622
Value Opportunity                      62,493                  46,753                15,740
Technology*                            88,092                  82,590                 5,502
Balanced                            1,054,126                       0             1,054,126
Growth and Income                   4,091,885                       0             4,091,885
Bond Fund                             241,025                  42,932               198,093

Changes as of may 23




ING Government Fund                   101,137                  54,409                46,728
Money Market                        1,808,423                 236,100             1,572,323
Index Plus LargeCap                 1,741,347                       0             1,741,347
Index Plus MidCap                      54,436                  54,436                     0
Index Plus SmallCap                    40,415                  40,415                     0
Ascent                                552,281                  67,167               485,114
Crossroads                            637,997                 100,231               537,766
Legacy                                332,834                 117,839               214,995




Year Ended October 31, 1999








    COMPANY NAME           TOTAL INVESTMENT ADVISORY FEES       WAIVER      NET ADVISORY FEES PAID
    ------------           ------------------------------       ------      ----------------------
Growth                              $ 1,484,231                $      0           $1,484,231
International Growth                    507,245                 107,259              399,986
Small Company                           488,647                  12,768              475,879
Value Opportunity                        43,946                  43,946                    0
Balanced                              1,031,227                       0            1,031,227
Growth and Income                     4,374,490                       0            4,374,490
Bond Fund                               226,218                  80,473              145,745
ING Government Fund                      69,754                  69,754                    0
Money Market                          1,844,102                 658,067            1,186,035
Index Plus LargeCap                     667,633                  73,563              594,070
Index Plus MidCap                        42,217                  42,217                    0
Index Plus SmallCap                      35,558                  35,558                    0
Ascent                                  409,705                  29,401              380,304
Crossroads                              387,278                  37,728              349,550
Legacy                                  242,377                  77,162              165,215




*Technology commenced operations March 1, 2000.





For the period March 1, 2002 through March 31, 2002, ING paid Aeltus, in its capacity of Sub-Adviser, sub-advisory fees of $ (Bond Fund), $ (Government Fund) and $ (Money Market Fund).



For year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 Aeltus paid AIC (formerly AIC) sub-advisory fees of $57,445 and $41,718 respectively.



Bradley, Foster & Sargent, Inc. ("Bradley") served as sub-adviser of Value Opportunity from October 1, 1998 through December 31, 1999. For the year ended October 31, 1999, Aeltus paid Bradley sub-advisory fees of $9,190. The sub-advisory agreement was terminated as of December 31, 1999.



                          EXPENSE LIMITATION AGREEMENTS


The Investment Adviser has entered into expense limitation agreements with the following Funds, pursuant to which ING has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser do not exceed:




                   FUND                        Expense Limit
                   ----                        -------------
International Growth                                %1.35
Small Company                                        1.25
Technology                                           1.50
Index Plus LargeCap                                  0.70
Index Plus MidCap                                    0.75
Index Plus SmallCap                                  0.75
Value Opportunity                                    1.10
Bond Fund                                            0.75
ING Government Fund                                  0.70
Ascent                                               1.00

Changes as of may 23




Crossroads                                           0.95
Legacy                                               0.90




Each Fund set forth above may at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.


Each expense limitation agreement provides that these expense limitations shall continue until December 31, 2002. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by that Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING.



                             SUB-ADVISORY AGREEMENTS



The Investment Management Agreement for each Fund provides that the Investment Adviser, with the approval of a Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Fund who are employees of the Investment Adviser or its affiliates and office rent of a Fund. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.



Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Funds who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.



The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of a Fund, or the shareholders of a Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect through December 31, 2002 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.



Pursuant to the Sub-Advisory Agreements between the Investment Adviser and Aeltus, Aeltus acts as Sub-Adviser to all the Funds except the Technology Fund. In this capacity, Aeltus, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Funds' portfolio investments consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group.

Changes as of may 23




Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AIC, AIC serves as Sub-Adviser to the Technology Fund. In this capacity, AIC, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AIC's address is 100 Pine Street, Suite 420, San Francisco, California 94111. AIC is controlled by and is an indirect subsidiary of AIC Limited. AIC Limited is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada.



For the following Funds, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:








                            SUB-ADVISORY FEE *              ASSETS
                            ------------------              ------
Growth                           0.315%            On first $250 million
                                 0.293%            On next $250 million
                                 0.281%            On next $250 million
                                 0.270%            On next $1.25 billion
                                 0.248%               Over $2 billion

International Growth             0.383%            On first $250 million
                                 0.360%            On next $250 million
                                 0.349%            On next $250 million
                                 0.338%            On next $1.25 billion
                                 0.315%               Over $2 billion

Small Company                    0.383%            On first $250 million
                                 0.360%            On next $250 million
                                 0.349%            On next $250 million
                                 0.338%            On next $1.25 billion
                                 0.326%               Over $2 billion

Value Opportunity                0.315%            On first $250 million
                                 0.293%            On next $250 million
                                 0.281%            On next $250 million
                                 0.270%            On next $1.25 billion
                                 0.248%               Over $2 billion

Technology                       0.500%                  On first
                                                          On next
                                                          On next
                                                          On next
                                                           Over

Balanced                         0.360%            On first $500 million
                                 0.338%            On next $500 million
                                 0.315%             On next $1 billion
                                 0.293%               Over $2 billion

Growth and Income                0.315%            On first $250 million
                                 0.293%            On next $250 million
                                 0.281%            On next $250 million
                                 0.270%            On next $1.25 billion
                                 0.248%               Over $2 billion

Bond Fund                        0.225%            On first $250 million
                                 0.214%            On next $250 million
                                 0.203%            On next $250 million
                                 0.191%            On next $1.25 billion
                                 0.180%               Over $2 billion

Changes as of may 23




                            SUB-ADVISORY FEE *              ASSETS
                            ------------------              ------
ING Government Fund              0.225%            On first $250 million
                                 0.214%            On next $250 million
                                 0.203%            On next $250 million
                                 0.191%            On next $1.25 billion
                                 0.180%               Over $2 billion

Money Market                     0.180%            On first $500 million
                                 0.158%            On next $500 million
                                 0.153%             On next $1 billion
                                 0.149%             On next $1 billion
                                 0.135%               Over $3 billion

Index Plus LargeCap              0.203%            On first $500 million
                                 0.191%            On next $250 million
                                 0.180%            On next $1.25 billion
                                 0.169%               Over $2 billion

Index Plus MidCap                0.203%            On first $500 million
                                 0.191%            On next $250 million
                                 0.180%            On next $1.25 billion
                                 0.169%               Over $2 billion

Index Plus SmallCap              0.203%            On first $500 million
                                 0.191%            On next $250 million
                                 0.180%            On next $1.25 billion
                                 0.169%               Over $2 billion

Ascent Fund                      0.360%            On first $500 million
                                 0.349%            On next $500 million
                                 0.338%            On next $500 million
                                 0.326%            On next $500 million
                                 0.315%               Over $2 billion

Crossroads Fund                  0.360%            On first $500 million
                                 0.349%            On next $500 million
                                 0.338%            On next $500 million
                                 0.326%            On next $500 million
                                 0.315%               Over $2 billion

Legacy Fund                      0.360%            On first $500 million
                                 0.349%            On next $500 million
                                 0.338%            On next $500 million
                                 0.326%            On next $500 million
                                 0.315%               Over $2 billion




* As a percentage of average net assets




                        ADMINISTRATIVE SERVICES AGREEMENT



ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Funds pursuant to Administrative Services Agreements. Subject to the supervision of the Board of Directors, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment

Changes as of may 23




Adviser. Prior to April 1, 2002, for the Fixed Income Funds, and May 1, 2002, for the Equity Funds, Aeltus provided administrative services to the Funds pursuant to administrative agreements.



The services provided by Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.



For its services, the Administrator is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.



For the period November 1, 2001 through March 31, 2002 and the fiscal years ended October 31, 2001, 2000 and 1999, administrative services fees paid to Aeltus (in its capacity as the former administrator to the Funds ) were as follows:







For the period November 1, 2001 through March 31, 2002 and the years ended October 31, 2001, October 31, 2000, and October 31, 1999 administrative services fees were paid to Aeltus as follows:




November 1, 2001 through March 31, 2002




    COMPANY NAME         TOTAL ADMINISTRATIVE      ADMINISTRATOR WAIVER      NET ADMINISTRATIVE SERVICES
                            SERVICES FEES                                             FEES PAID
Bond Fund
ING Government Fund
Money Market







For the years ended October 31, 2001, October 31, 2000 and October 31, 1999, administrative services fees paid to Aeltus as follows:




                                                           YEAR ENDED OCTOBER 31, 2001
                                                           ---------------------------
  Company Name                        Total Administrative      Administrator Waiver        Net Administrative Services
                                          Services Fees                                              Fees Paid
                                          -------------                                              ---------
Growth                                       $291,274             $        0                          $291,274
International Growth                           70,533                      0                            70,533
Small Company                                 259,607                      0                           259,607
Value Opportunity                              12,219                      0                            12,219
Technology                                     11,455                      0                            11,455
Balanced                                      119,725                      0                           119,725
Growth and Income                             453,857                      0                           453,857
Bond Fund                                      71,642                      0                            71,642
ING Government Fund                            33,902                      0                            33,902
Money Market                                  461,334                      0                           461,334
Index Plus LargeCap                           414,320                      0                           414,320
Index Plus MidCap                              19,422                 10,977                             8,445
Index Plus SmallCap                             9,783                  9,783                                 0
Ascent                                         65,569                      0                            65,569
Crossroads                                     80,369                      0                            80,369
Legacy                                         45,173                      0                            45,173

YEAR ENDED OCTOBER 31, 2000
Growth                                     $  355,247               $      0                        $  355,247
International Growth                          133,706                      0                           133,706
Small Company                                 198,427                      0                           198,427
Value Opportunity                               8,928                      0                             8,928
Technology                                      8,390                      0                             8,390
Balanced                                      131,766                      0                           131,766
Growth and Income                             614,699                      0                           614,699
Bond Fund                                      48,205                      0                            48,205
ING Government Fund                            20,227                      0                            20,227

Changes as of may 23




Money Market                                  451,856                      0                           451,856
Index Plus LargeCap                           386,966                      0                           386,966
Index Plus MidCap                              12,097                  5,902                             6,195
Index Plus SmallCap                             8,981                  8,981                                 0
Ascent                                         69,035                      0                            69,035
Crossroads                                     79,750                      0                            79,750
Legacy                                         41,604                      0                            41,604

YEAR ENDED OCTOBER 31, 1999
Growth                                        212,043                      0                           212,043
International Growth                           59,676                      0                            59,676
Small Company                                  57,488                      0                            57,488
Value Opportunity                               6,278                  6,278                                 0
Balanced                                      128,903                      0                           128,903
Growth and Income                             660,028                      0                           660,028
Bond Fund                                      45,244                      0                            45,244
ING Government Fund                            13,951                 13,951                                 0
Money Market                                  461,026                      0                           461,026
Index Plus LargeCap                           148,363                      0                           148,363
Index Plus MidCap                               9,381                  9,381                                 0
Index Plus SmallCap                             7,902                  7,902                                 0
Ascent                                         51,213                      0                            51,213
Crossroads                                     48,410                      0                            48,410
Legacy                                         30,297                      0                            30,297








*Technology commenced operations March 1, 2000


                                    CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, serves as custodian for the assets of all Funds except International Growth. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International Growth. Neither custodian participates in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.


For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.


                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9(th) Street, Kansas City, Missouri 64105-1514, serves as the transfer agent and dividend-paying agent to the Funds.


                              INDEPENDENT AUDITORS


KPMG LLP, 1 Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 serves as independent auditors to the Domestic Equity Funds. KPMG LLP provides audit and tax services, assistance and consultation in connection with Commission filings. PriceWaterhouseCoopers, 1670 Broadway, Suite 1000, Denver, Colorado 80202-4870, serves as auditor to International Growth, Bond Fund, ING Government Fund and Money Market.



                              PRINCIPAL UNDERWRITER


Shares of each Fund are offered on a continuous basis.

Changes as of may 23




Shares of the Funds are distributed by ING Funds Distributor, Inc. ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Fund and the Distributor. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Funds and the Distributor have agreed to indemnify each other against certain liabilities. The Underwriting Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Funds. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Funds and have no effect on the net asset value of the Funds. ING Funds Distributor, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is a Delaware corporation and is an indirect wholly owned subsidiary of ING Group and an affiliate of ING. Prior to January 1, 2002, Aeltus Capital, Inc. ("ACI"), 10 State House Square, Hartford, Connecticut 06103-3602, was the distributor for the Funds.







For the period January 1, 2002 through March 31, 2002, Shareholder Service fees were paid to ING Funds Distributor, Inc. as follows:




          COMPANY NAME                   TOTAL UNDERWRITING FEES
          ------------                   -----------------------
Bond Fund
ING Government Fund
Money Market




For the period November 1, 2001 through December 31, 2001 and the years ended October 31, 2001, 2000 and 1999, Shareholder Services fees were paid to ACI (principal underwriter to the Funds prior to January 1, 2002) as follows:



November 1, 2001 through December 31, 2001



        COMPANY NAME                     TOTAL UNDERWRITING FEES
        ------------                     -----------------------
Bond Fund
ING Government Fund
Money Market



For the years ended October 31, 2001, October 31, 2000 and October 31, 1999, underwriting fees were paid as follows:




            COMPANY NAME                                             TOTAL UNDERWRITING FEES
            ------------                                             -----------------------
                                  Year Ended October 31, 2001       Year Ended October 31, 2000      Year Ended October 31, 1999
                                  ---------------------------       ---------------------------      ---------------------------
Growth                                    $  313,853                       $308,778                       $   93,265
International Growth                         239,192                        239,877                           53,471
Small Company                                229,088                        157,592                           47,171
Value Opportunity                             32,086                         16,532                            4,741
Technology*                                   50,267                         39,961                             N/A
Balanced                                     123,514                        110,697                           46,064
Growth and Income                            219,170                        243,774                          123,267
Bond Fund                                     97,266                         46,968                           22,641
ING DIRECT Government                         52,391                         26,146                            8,320
Money Market                                   9,589                          1,620                            1,192
Index Plus LargeCap                        1,072,427                        993,925                          267,873
Index Plus MidCap                             65,737                         31,681                            8,318
Index Plus SmallCap                           19,699                         15,048                            7,896
Ascent                                        88,390                         86,818                           36,042
Crossroads                                    89,868                         78,321                           20,360
Legacy                                        54,959                         42,859                           16,944








*Technology commenced operations on March 1, 2000.


Fees in the amount of $0, $236,100 and $658,067 for the years ended October 31, 2001, 2000, and 1999, respectively, were waived for Money Market.

Changes as of may 23




               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS




Fund shares are distributed by ING Funds Distributor, Inc. Class O shares are subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class O Shareholder Services Plan, ING Funds Distributor, Inc. is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of each Fund. The Service Fee may be used by ING Funds Distributor, Inc. to compensate ING DIRECT Securities Inc. for servicing and maintaining shareholder accounts.



ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.


The Shareholder Services Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plan. No other interested person of the Funds has a financial interest in the Plan.


In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, 2) the services provided to the Funds and its shareholders by ING Funds Distributors, and 3) ING Funds Distributor's shareholder distribution-related expenses and costs.



The Investment Adviser, Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor. with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) ad the selling broker-dealer.



ING Funds Distributor, Inc. served the Funds for the period January 1, 2002 through March 31, 2002. Prior to this period, ACI was the principal underwriter for the Funds.



Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Funds for the fiscal year ended March 31, 2002 were as follows:




DISTRIBUTION EXPENSES         BOND        ING DIRECT GOVERNMENT FUND        MONEY MARKET
Class O
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL




Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Funds for the fiscal year ended October 31, 2001 were as follows.




DISTRIBUTION EXPENSES        INTERNATIONAL GROWTH      GROWTH      SMALL COMPANY
Class O
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL

Changes as of may 23




DISTRIBUTION EXPENSES          TECHNOLOGY     INDEX PLUS LARGE CAP      INDEX PLUS MID CAP
Class O
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total



DISTRIBUTION EXPENSES         INDEX PLUS SMALL CAP      VALUE OPPORTUNITY     BALANCED
Class O
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
TOTAL



DISTRIBUTION EXPENSES         GROWTH AND INCOME       ASCENT       CROSSROADS     LEGACY
Class O
Advertising
Printing
Salaries & Commissions
Broker Servicing
Miscellaneous
Total







ING Funds Distributor, Inc. or its affiliates may make payments to ING DIRECT Securities, Inc. in an amount up to 0.15% of the total Fund assets held in customer accounts that designate such firm as the selling broker-dealer. The value of a shareholder's investment will be unaffected by these payments.


                        PURCHASE AND REDEMPTION OF SHARES

Class O shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class O shares are redeemed at the applicable NAV next determined after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is

Changes as of may 23



requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to -1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.


                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of the Board, Aeltus (or AIC, in the case of Technology) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' and AIC's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus (or AIC, in the case of Technology) may also consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' and AIC's duty to obtain best execution.



Aeltus (or AIC, in the case of Technology) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. Aeltus and AIC consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of Aeltus and AIC, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.



Research services furnished by brokers through whom the Funds effect securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus or AIC to benefit the Funds.



Consistent with federal law, Aeltus or AIC may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of Aeltus and AIC, as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' or AIC's opinion as to which services and which means of payment are in the long-term best interests of the Funds.

Changes as of may 23




Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. AIC may also buy or sell the same security at or about the same time for a Fund and another advisory client of AIC, including clients in which affiliates of AIC have an interest. Either Aeltus or AIC, as the case may be, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.




Brokerage commissions were paid as follows:




        FUND NAME               NOVEMBER 1, 2001 THROUGH MARCH 31, 2002
        ---------               ---------------------------------------
Bond Fund
ING Government Fund
Money Market



FUND NAME                FOR YEAR ENDED OCTOBER 31, 2001     FOR YEAR ENDED OCTOBER 31, 2000     FOR YEAR ENDED OCTOBER 31, 1999
---------                -------------------------------     -------------------------------     -------------------------------
Growth                           $   796,089                          $   805,950                        $   462,377
International Growth               1,040,275                            1,133,982                             497419
Small Company                      1,317,769                            1,125,703                            342,043
Value Opportunity                     46,103                               24,041                             16,153
Technology*                           31,542                               24,168                                N/A
Balanced                             179,504                              155,698                            106,837
Growth and Income                  1,727,256                            2,620,251                          1,575,747
Bond Fund                              3,132                                3,575                                275
ING Government Fund                      284                                  295                              3,615
Money Market                               0                                    0                                  0
Index Plus LargeCap                  938,360                              760,175                            278,464
Index Plus MidCap                     40,785                               16,000                             11,440
Index Plus SmallCap                   17,767                               12,082                              7,225
Ascent                               326,348                              276,951                            145,421
Crossroads                           324,143                              261,920                            106,481
Legacy                               132,676                               87,840                             47,787



*Technology commenced operations on March 1, 2000.


For the year ended October 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:



           COMPANY NAME             COMMISSIONS PAID ON TOTAL TRANSACTIONS
           ------------             --------------------------------------
Growth                                             $ 49,100
International Growth                                 44,518
Small Company                                         7,458
Value Opportunity                                     6,963
Technology                                            7,199
Balanced                                             27,443
Growth and Income                                   178,232
Index Plus LargeCap                                 264,657
Index Plus MidCap                                       510
Index Plus SmallCap                                       0
Ascent                                               43,337
Crossroads                                           32,422
Legacy                                               13,514



The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

Changes as of may 23




                                 CODE OF ETHICS



The Funds, ING, ING Distributors and Aeltus and AIC have adopted Codes of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. However, they are designed to prohibit a person from taking advantage of a Fund's trades or from acting on inside information. Each of the Codes of Ethics has been filed with and is available from the Securities and Exchange Commission.



                        SHAREHOLDER ACCOUNTS AND SERVICES


Systematic Investment

The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectus. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.


Check writing Service



Check writing is available with Class O shares of Money Market. If the amount of the check is greater than the value of your shares, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment during the preceding 12 calendar days will be returned unpaid due to uncollected funds. You may select the check writing service by indicating your election on the application or by calling 1-866-BUY-FUND (866-289-3863). All notices with respect to checks must be given to the transfer agent.


Cross Investing

Dividend Investing    You may elect to have dividend and/or capital gains
distributions automatically invested in another Fund.

Systematic Exchange    You may establish an automatic exchange of shares from
one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because

Changes as of may 23



this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-866-BUY-FUND (866-289-3863).

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.


                                 NET ASSET VALUE

The NAV per share is computed by dividing Class O's pro-rata share of a Fund's net assets less any liabilities specifically attributable to Class O by the total number of shares outstanding for Class O. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE.

Changes as of may 23



Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.


                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting each Fund. No attempt is made to present a detailed explanation of the tax treatment of each Fund and no explanation is provided with respect to the tax treatment of any Fund shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of International Growth's total assets at the close of its fiscal year consist of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service (IRS) pursuant to which shareholders will be required to include their pro rata portions of foreign taxes paid by the Fund as income received by them. Shareholders may then either deduct such pro rata portion in computing their taxable income or use them as foreign tax credits against their U.S. income taxes. If International Growth makes such an election, it will report annually to each shareholder the amount of foreign taxes to be included in income and then either deducted or credited. Alternatively, if the amount of foreign taxes paid by International Growth is not large enough to warrant its making such an election, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case shareholders would not be required to include any amount of foreign taxes paid by International Growth in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount tax credit for taxes paid by the Fund.

Changes as of may 23



                         CALCULATION OF PERFORMANCE DATA




Average Annual Total Return



Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:



                                P(1 + T)(n) = ERV



Where:  P    =  a hypothetical initial payment of $1,000,
        T    =  the average annual total return,
        n    =  the number of years, and
        ERV  =  the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.



All total return figures assume that all dividends are reinvested when paid.



From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).



Average Annual Total Return (After Taxes On Distributions) Quotation



Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:



                              P(1 + T)(n) = ATV(D)



Where:   P        =  a hypothetical initial payment of $1,000,
         T        =  the average annual total return (after taxes on
                     distributions),
         n        =  the number of years, and
         ATV(D)   =  ending value of a hypothetical $1,000 payment made at
                     the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.



All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.



From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).



Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation



Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after

Changes as of may 23




taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:



                              P(1 + T)(n) = ATV(DR)




Where:  P        = a hypothetical initial payment of $1,000,
        T        = the average annual total return (after taxes on
                   distributions),
        n        = the number of years, and
        ATV(DR)  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.



All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.



From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).



Money Market Yield



Current yield for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:



             Effective Yield = [(Base Period Return + 1)(365/7)] - 1



30-Day Yield for Certain Non-Money Market Funds



Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


                                        a-b

                            Yield= 2[(------ + 1)(6)-1]
                                        cd



Where: a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.



Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased

Changes as of may 23




during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.



For purposes of this calculation, it is assumed that each month contains 30 days.



Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.



Dividend Yield



Bond Fund and ING Government Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class from net investment income.



To calculate dividend yield, the most recent dividend of a class declared is multiplied by 12 (to annualize the yield) and divided by the current NAV. The formula is shown below:



            Dividend Yield = (Dividends paid x 12) / Net Asset Value



A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.



ADDITIONAL PERFORMANCE QUOTATIONS



Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.



Total returns and yields are based on past results and are not necessarily a prediction of future performance.

Changes as of may 23




                             PERFORMANCE COMPARISONS



In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class O Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.



On August 1, 2001 the Funds introduced Class O shares. For periods prior to the Class O inception date, Class O performance will be derived from the historical performance of Class I shares, adjusted to reflect the fees and operating expenses applicable to Class O shares (particularly, Class O shares' 0.25% Rule 12b-1 service fee). Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Currently only shares of International Growth, Technology, Bond, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap are being offered to the public.



Total Return Quotations as of March 31, 2002:



CLASS O
FUND NAME        1 YEAR        5 YEARS     SINCE INCEPTION       INCEPTION DATE*
Bond Fund             %              %                   %         01/03/1992




Total Return Quotations as of October 31, 2001:



CLASS O
FUND NAME                       1 YEAR        5 YEARS        SINCE INCEPTION      INCEPTION DATE*
Bond Fund                       13.92%          6.87%             6.57%             01/03/1992
Index Plus Large Cap           -26.16            N/A              9.63%             12/10/1996
International Growth           -35.87%          4.41%             5.61%             01/03/1992
Index Plus Mid Cap             -12.76%           N/A             11.39%             02/03/1998
Index Plus Small Cap            -7.63%           N/A              1.92%             02/03/1998
Technology                     -55.18%           N/A            -43.95%             03/01/2000



------------------

* The inception dates above represent the commencement of operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds were


                              FINANCIAL STATEMENTS


                              FINANCIAL STATEMENTS


The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the year ended October 31, 2001, are incorporated by reference in this Statement. The Company's Annual Reports are available upon request and without charge by calling 1-800-238-6263.




                                             Statement of Additional Information

                                     PART C:
                                OTHER INFORMATION

ITEM 23.     EXHIBITS

(a) Articles of Amendment and Restatement -- to be filed in a subsequent Post-Effective Amendment

(b)            Amended and Restated By-laws (1)

(c) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) (2)

(d)(1) Form of Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. (2)

(d)(2) Form of Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and Aeltus Investment Management, Inc. (Aeltus)
               (2)

(d)(3) Form of Interim Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and AIC Asset Management, LLC, on behalf of the ING Technology Fund -- to be filed in a subsequent Post-Effective Amendment

(d)(4) Form of Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. (2)

(e)(1) Form of Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. (2)

(e)(2)         Master Selling Dealer Agreement (1)

(f)            Directors' Deferred Compensation Plan (3)

(g)(1) Form of Custody Agreement between ING Series Fund, Inc. and State Street Bank and Trust Company (2)

(g)(2) Form of Custodian Agreement between ING Series Fund, Inc. and Brown Brothers Harriman & Company, on behalf of the ING International Growth Fund (2)

(g)(3)         Form of Recordkeeping Agreement between ING Series Fund, Inc.
               and State Street Bank and Trust Company (2)

(h)(1) Form of Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. (2)

(h)(2) Financial Guarantee Agreement among ING Series Fund, Inc., Aeltus and MBIA Insurance Corporation (MBIA) (4)

(h)(3)         First Amendment to Financial Guarantee Agreement (5)

(h)(4)         Second Amendment to Financial Guarantee Agreement (6)

(h)(5)         Third Amendment to Financial Guarantee Agreement (7)

(h)(6)         Fourth Amendment to Financial Guarantee Agreement (2)

(h)(7)         Fifth Amendment to Financial Guarantee Agreement (2)

(h)(8) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I (8)

(h)(9) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I (8)

(h)(10) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II (8)

(h)(11) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF II (8)

(h)(12) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF III (9)

(h)(13) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III (9)

(h)(14) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF IV (10)

(h)(15) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV (10)

(h)(16) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF (1)

(h)(17) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF (1)

(i)            Consent of Counsel -- to be filed in a subsequent Post-Effective
               Amendment

(j) Consent of Independent Auditors -- to be filed in a subsequent Post-Effective Amendment

(k)            Not Applicable

(l)            Not Applicable

(m)(1) Form of Amended and Restated Distribution and Shareholder Services Plan (Class A) (2)

(m)(2) Form of Amended and Restated Distribution and Shareholder Services Plan (Class B) (2)

(m)(3) Form of Amended and Restated Distribution and Shareholder Services Plan (Class C) (2)

(m)(4) Form of Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) (2)

(m)(5)         Form of Amended and Restated Shareholder Services Plan (Class O)

(n)            Form of Amended and Restated Multiple Class Plan (2)

(o)            Not Applicable.

(p)(1)         Form of Pilgrim Group of Funds and Advisers Code of Ethics (2)

(p)(2)         Aeltus Investment Management, Inc. Code of Ethics (11)

(p)(3) AIC Asset Management, LLC Code of Ethics - to be filed in a subsequent Post-Effective Amendment

(q)(1)         Powers of Attorney

(q)(2)         Authorization for Signatures (12)

----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 15, 2000.

(2) Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 27, 2002.

(3) Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on January 16, 1998.

(4) Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on October 6, 1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on July 18, 2000.

(6) Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 28, 2001.

(8) Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 16, 1999.

(9) Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on June 28, 2000.

(10) Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 27, 2000.

(11) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on April 5, 2001.

(12) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 26, 1997.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of January 31, 2002, Aetna Life Insurance and Annuity Company (ALIAC) and its affiliates had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of Aetna's separate accounts:

                                                 %ALIAC
                                                 ------
                                                 Class I
        Aetna Bond Fund                          56.13%
        Aetna Government Fund                    76.75%
        Aetna Index Plus Large Cap Fund          36.38%
        Aetna Index Plus Small Cap Fund          92.84%
        Aetna Ascent Fund                        75.63%
        Aetna Crossroads Fund                    73.66%
        Aetna Legacy Fund                        59.15%

      Aetna is an indirect wholly owned subsidiary of ING Groep N.V.

      A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.


ITEM 25. INDEMNIFICATION

      Article 12, Section (d) of the Registrant's Form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

      Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

      Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

      Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

      Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of AIC Asset Management, LLC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-56227) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.


ITEM 27. PRINCIPAL UNDERWRITER

      (a) ING Funds Distributor, Inc. (formerly, ING Pilgrim Securities, Inc.) is the principal underwriter for ING Generation Portfolios, Inc. and for ING Advisory Funds, Inc., ING Corporate Leaders Trust Fund, ING Emerging Markets Fund, Inc., ING Equity Trust, ING Financial Services Fund, Inc., ING Funds Trust, ING GET Fund, ING GNMA Income Fund, Inc., ING Growth Opportunities Fund, ING International Fund, Inc., ING Investment Funds, Inc., ING Large Company Value Fund, ING Lexington Money Market Trust, ING Mayflower Trust, ING Mutual Funds, ING Natural Resources Trust, ING Precious Metals Fund, Inc., ING Prime Rate Trust, ING Russia Fund, Inc., ING Senior Income Fund, ING Series Fund, Inc., ING SmallCap Opportunities Fund, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable Products Trust, ING VP Balanced Portfolio, Inc., ING VP Bond Portfolio, ING VP Growth and Income Portfolio, ING VP Money Market Portfolio, and USLICO Series Fund.

      (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

      (c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)   ING Series Fund, Inc.
      7337 East Doubletree Ranch Rd.
      Scottsdale, Arizona  85258

(b)   ING Investments, LLC
      7337 East Doubletree Ranch Rd.
      Scottsdale, Arizona  85258

(c)   ING Funds Distributor, Inc.
      7337 East Doubletree Ranch Rd.
      Scottsdale, Arizona 85258

(d)   State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02181

      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, Massachusetts 02109-3661

(e)   DST Systems, Inc.

      P.O. Box 419386
      Kansas City, Missouri  64141

(f)   Aeltus Investment Management, Inc.
      10 State House Square
      Hartford, Connecticut  06103-3602

      AIC Asset Management, LLC
      100 Pine Street, Suite 420
      San Francisco, CA 94111


ITEM 29. MANAGEMENT SERVICES

      Not Applicable.

ITEM 30. UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 29th day of May, 2002.


                                    ING SERIES FUND, INC.

                                    By:   /s/ Kimberly A. Anderson
                                         ------------------------------
                                    Kimberly A. Anderson,
                                    Vice President and Secretary


      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            SIGNATURE               TITLE                               DATE
            ---------               -----                               ----
                *                   President and Director          May 29, 2002
--------------------------------    (Principal Executive Officer)
          J. Scott Fox

                *                   President, Chief Executive      May 29, 2002
--------------------------------    Officer and Chief Operating
        James M. Hennessy           Officer

                *                   Senior Vice President and       May 29, 2002
--------------------------------    Principal Financial Officer
        Michael J. Roland

                *                   Director                        May 29, 2002
--------------------------------
      Albert E. DePrice Jr.

                *                   Director                        May 29, 2002
--------------------------------
        Maria T. Fighetti

                *                   Director                        May 29, 2002
--------------------------------
         David L. Grove

                *                   Director                        May 29, 2002
--------------------------------
           Sidney Koch

                *                   Director                        May 29, 2002
--------------------------------
       Thomas J. McInerney

                *                   Director                        May 29, 2002
--------------------------------
       Corine T. Norgaard

                *                   Director                        May 29, 2002
--------------------------------
       Richard G. Scheide

*By:  /s/ Kimberly A. Anderson
      ------------------------
      Kimberly A. Anderson
      Vice President and Secretary
      Attorney-in-Fact**

**Powers of Attorney filed herewith.

                                  EXHIBIT INDEX

(q)(1)       Powers of Attorney

                                POWER OF ATTORNEY

                                  March 1, 2002

We, the undersigned Directors/Trustees and officers of Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna Series Fund, Inc., Aetna Variable Portfolios, Inc., Maryland corporations, and Aetna GET Fund, Aetna Income Shares, Aetna Variable Encore Fund and Aetna Variable Fund, Massachusetts business trusts, hereby severally constitute and appoint James M. Hennessy, Michael J. Roland and Kimberly A. Anderson, and each of them individually, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our names and in the capacities indicated below, as the case may be, any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940:

                                               REGISTRATION STATEMENTS FILED UNDER THE:
                                      SECURITIES ACT OF 1933       INVESTMENT COMPANY ACT OF 1940
Aetna Balanced VP, Inc.                     33-27247                         811-5773
Aetna Generation Portfolios, Inc.           33-88334                         811-8934
Aetna Series Fund, Inc.                     33-41694                         811-6352
Aetna Variable Portfolios, Inc.            333-05173                         811-7651
Aetna GET Fund                              33-12723                         811-5062
Aetna Income Shares                          2-47232                         811-2361
Aetna Variable Encore Fund                   2-53038                         811-2565
Aetna Variable Fund                          2-51739                         811-2514

hereby ratifying and confirming on the date first written above, our signatures as they may be signed by our said attorney to any and all amendments to such Registration Statements.


 /s/  Albert E. DePrince, Jr.                /s/  Sidney Koch
----------------------------------          ------------------------------------
Albert E. DePrince, Jr.,                    Sidney Koch, Director/Trustee
Director/Trustee


 /s/  Maria T. Fighetti                      /s/  Corine T. Norgaard
----------------------------------          ------------------------------------
Maria T. Fighetti,                          Corine T. Norgaard, Director/Trustee
Director/Trustee


 /s/  J. Scott Fox                           /s/  Richard G. Scheide
----------------------------------          ------------------------------------
J. Scott Fox,                               Richard G. Scheide,
President and Director/Trustee              Director/Trustee
(Principal Executive Officer)


 /s/  David L. Grove                         /s/  John G. Turner
----------------------------------          ------------------------------------
David L. Grove, Director/Trustee            John G. Turner, Director/Trustee


 /s/  James M. Hennessy                      /s/  Michael J. Roland
----------------------------------          ------------------------------------
James M.. Hennessy                          Michael J. Roland
President, Chief Executive Officer          Senior Vice President and
and Chief Operating Officer                 Principal Financial Officer

                                POWER OF ATTORNEY

                                  May 21, 2002

We, the undersigned Directors/Trustees and officers of ING VP Balanced Portfolio, Inc., ING Generation Portfolios, Inc., ING Series Fund, Inc., ING Variable Portfolios, Inc., Maryland corporations, and ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio and ING Variable Funds, Massachusetts business trusts, hereby severally constitute and appoint James M. Hennessy, Michael J. Roland and Kimberly A. Anderson, and each of them individually, our true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for us, and in our names and in the capacities indicated below, as the case may be, any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940:



                                         REGISTRATION STATEMENTS FILED UNDER THE:
                                   SECURITIES ACT OF 1933   INVESTMENT COMPANY ACT OF 1940
                                   ----------------------   ------------------------------
ING VP Balanced Portfolio, Inc.             33-27247                  811-5773
ING Generation Portfolios, Inc.             33-88334                  811-8934
ING Series Fund, Inc.                       33-41694                  811-6352
ING Variable Portfolios, Inc.              333-05173                  811-7651
ING GET Fund                                33-12723                  811-5062
ING VP Bond Portfolio                        2-47232                  811-2361
ING VP Money Market Portfolio                2-53038                  811-2565
ING Variable Funds                           2-51739                  811-2514

hereby ratifying and confirming on the date first written above, our signatures as they may be signed by our said attorney-in-fact and agent to any and all amendments to such Registration Statements.



                                          /s/ Thomas J. McInerney
                                          -----------------------------------
                                          Thomas J. McInerney, Director/Trustee


/s/ James M. Hennessy                     /s/ Michael J. Roland
--------------------------------          -----------------------------------
James M. Hennessy                         Michael J. Roland
President, Chief Executive Officer        Executive Vice President and
and Chief Operating Officer               Principal Financial Officer